UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07607

Morgan Stanley Variable Insurance Fund, Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2021

Item 1 - Report to Shareholders

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Core Plus Fixed Income Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Investment Advisory Agreement Approval	28
Liquidity Risk Management Program	30
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Expense Example

Core Plus Fixed Income Portfolio

As a shareholder of the Core Plus Fixed Income Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$994.90	$1,021.37	$3.41	$3.46	0.69%
Core Plus Fixed Income Portfolio Class II	1,000.00	994.00	1,020.13	4.65	4.71	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (96.5%)
Agency Adjustable Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pool: 12 Month USD LIBOR + 1.62%, 2.08%, 7/1/45	$56	$59
Federal National Mortgage Association, Conventional Pool:
12 Month USD LIBOR + 1.59%, 2.11%, 12/1/45	11	11
		70
Agency Fixed Rate Mortgages (15.8%)
Federal Home Loan Mortgage Corporation, Gold Pools: 3.50%, 1/1/44	386	417
4.00%, 12/1/41 - 10/1/44	445	487
5.41%, 7/1/37 - 8/1/37	11	13
5.44%, 1/1/37 - 2/1/38	48	54
5.46%, 5/1/37 - 1/1/38	41	45
5.48%, 8/1/37	11	12
5.50%, 8/1/37 - 4/1/38	57	63
5.52%, 10/1/37	5	6
5.62%, 12/1/36 - 8/1/37	57	64
6.00%, 8/1/37 - 5/1/38	15	18
6.50%, 9/1/32	6	6
7.50%, 5/1/35	22	26
8.00%, 8/1/32	14	17
8.50%, 8/1/31	19	23
Federal National Mortgage Association, Conventional Pools: 2.50%, 2/1/50	282	292
3.00%, 7/1/49	88	90
3.50%, 7/1/46 - 7/1/49	973	1,032
4.00%, 11/1/41 - 8/1/49	865	940
4.50%, 8/1/40 - 9/1/48	317	344
5.00%, 7/1/40	47	53
5.62%, 12/1/36	19	20
6.00%, 12/1/38	282	329
6.50%, 11/1/27 - 10/1/38	13	14
7.00%, 6/1/29	6	6
7.50%, 8/1/37	39	47
8.00%, 4/1/33	31	37
8.50%, 10/1/32	30	37
9.50%, 4/1/30	3	3
July TBA: 1.50%, 7/1/36 (a)	3,575	3,618
3.00%, 7/1/51 (a)	900	938
September TBA: 2.00%, 9/1/51 (a)	975	981
2.50%, 9/1/51 (a)	5,675	5,846
	Face Amount (000)	Value (000)
Government National Mortgage Association, Various Pools: 3.50%, 11/20/40 - 7/20/46	$322	$344
4.00%, 7/15/44	134	148
5.00%, 12/20/48 - 2/20/49	32	34
		16,404
Asset-Backed Securities (10.3%)
Accredited Mortgage Loan Trust, 1 Month USD LIBOR + 0.60%, 0.69%, 4/25/34 (b)	426	422
AIMCO CLO, Series 2018-B 3 Month USD LIBOR + 1.10%, 1.27%, 1/15/32 (b)(c)	625	625
American Homes 4 Rent Trust, 6.07%, 10/17/52 (c)	490	553
Blackbird Capital Aircraft Lease Securitization Ltd., 5.68%, 12/16/41 (c)	362	353
Conn's Receivables Funding 2019-B LLC, 3.62%, 6/17/24 (c)	90	91
CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 1.58%, 1.67%, 12/25/34 (b)	644	645
Falcon Aerospace Ltd., 3.60%, 9/15/39 (c)	205	204
Foundation Finance Trust, 3.86%, 11/15/34 (c)	180	186
Freed ABS Trust, 3.87%, 6/18/26 (c)	98	98
4.52%, 6/18/27 (c)	26	26
4.61%, 10/20/25 (c)	257	258
GAIA Aviation Ltd., 7.00%, 12/15/44 (c)	313	256
Goodgreen Trust, 5.53%, 4/15/55 (c)	546	565
JOL Air Ltd., 4.95%, 4/15/44 (c)	227	217
Lunar Aircraft Ltd., 3.38%, 2/15/45 (c)	122	120
New Residential Mortgage LLC, 5.44%, 6/25/25 - 7/25/25 (c)	934	954
NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.06%, 1.15%, 12/25/33 (b)	222	222
Octagon Investment Partners 51 Ltd., 3 Month USD LIBOR + 1.15%, 1.33%, 7/20/34 (b)(c)	900	902
Oxford Finance Funding LLC, 5.44%, 2/15/27 (c)	284	294
PMT FMSR Issuer Trust, 1 Month USD LIBOR + 3.00%, 3.09%, 3/25/26 (b)(c)	650	654
PNMAC GMSR Issuer Trust, 1 Month USD LIBOR + 2.85%, 2.94%, 2/25/23 (b)(c)	300	301
Prosper Marketplace Issuance Trust, 5.50%, 10/15/24 (c)	242	242

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
S-Jets Ltd., 7.02%, 8/15/42 (c)	$704	$544
Sculptor CLO XXVI Ltd., 3 Month USD LIBOR + 1.27%, 1.43%, 7/20/34 (b)(c)	840	842
SFS Asset Securitization LLC, 4.24%, 6/10/25 (c)	509	510
Small Business Lending Trust, 2.85%, 7/15/26 (c)	18	18
Sprite Ltd., 4.25%, 12/15/37 (c)	222	221
START Ireland, 4.09%, 3/15/44 (c)	151	153
VCAT LLC, 3.67%, 8/25/50 (c)	271	272
		10,748
Collateralized Mortgage Obligations — Agency Collateral Series (1.9%)
Federal Home Loan Mortgage Corporation, 1 Month USD LIBOR + 4.35%, 4.44%, 12/25/26 (b)(c)	61	61
1 Month USD LIBOR + 5.05%, 5.14%, 7/25/23 (b)	92	94
1 Month USD LIBOR + 5.25%, 5.34%, 7/25/26 (b)(c)	43	44
IO 2.72%, 1/25/49 (b)	715	147
2.75%, 1/25/49 - 2/25/49(b)	4,585	973
3.57%, 10/25/38 (b)	800	291
IO REMIC 6.00% - 1 Month USD LIBOR, 5.93%, 11/15/43 - 6/15/44(d)	1,250	213
IO STRIPS 7.50%, 12/15/29	2	1
Federal National Mortgage Association, IO REMIC 6.00%, 5/25/33 - 7/25/33	134	27
IO STRIPS 8.00%, 6/25/35 (b)	9	2
9.00%, 11/25/26	1	—	@
REMIC 7.00%, 9/25/32	22	26
Government National Mortgage Association, IO 0.77%, 8/20/58 (b)	3,290	69
5.00%, 2/16/41	57	10
IO PAC 6.15% - 1 Month USD LIBOR, 6.06%, 10/20/41 (d)	176	3
		1,961
Commercial Mortgage-Backed Securities (6.6%)
Bancorp Commercial Mortgage Trust, 1 Month USD LIBOR + 2.30%, 2.42%, 9/15/36 (b)(c)	450	449
BANK 2019-BNK21, IO 0.99%, 10/17/52	3,977	238
	Face Amount (000)	Value (000)
BANK 2020-BNK30, 3.02%, 12/15/53 (b)	$725	$682
Citigroup Commercial Mortgage Trust, 3.62%, 12/10/41 (b)(c)	300	237
IO 0.93%, 11/10/48	2,311	62
1.03%, 9/10/58	4,394	139
Commercial Mortgage Trust, IO 0.09%, 7/10/45 (b)	8,260	7
0.89%, 10/10/47 (b)	2,619	49
1.17%, 7/15/47 (b)	2,575	65
GS Mortgage Securities Trust, 4.90%, 8/10/46 (b)(c)	500	494
IO 0.85%, 9/10/47 (b)	4,402	87
1.38%, 10/10/48	4,710	202
Jackson Park Trust LIC, 3.35%, 10/14/39 (b)(c)	400	377
JP Morgan Chase Commercial Mortgage Securities Trust, IO 0.65%, 4/15/46 (b)	6,000	55
0.81%, 12/15/49	2,883	67
1.01%, 7/15/47 (b)	5,112	87
JPMBB Commercial Mortgage Securities Trust, IO 1.13%, 8/15/47 (b)	3,246	85
MFT Trust, 3.59%, 2/10/42 (b)(c)	200	194
MKT Mortgage Trust, 3.04%, 2/12/40 (b)(c)	200	184
Multifamily Connecticut Avenue Securities Trust, 1 Month USD LIBOR + 1.95%, 2.04%, 3/25/50 (b)(c)	156	157
Natixis Commercial Mortgage Securities Trust, 1 Month USD LIBOR + 2.20%, 2.27%, 7/15/36 (b)(c)	500	500
4.46%, 1/15/43 (b)(c)	200	207
4.56%, 2/15/39 (b)(c)	807	768
SG Commercial Mortgage Securities Trust, 3.85%, 3/15/37 (b)(c)	450	454
4.66%, 2/15/41 (b)(c)	550	506
SLG Office Trust, IO 0.26%, 7/15/41 (b)(c)	3,650	78
WFRBS Commercial Mortgage Trust, 4.28%, 5/15/45 (b)(c)	385	381
		6,811
Corporate Bonds (37.0%)
Finance (12.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.13%, 7/3/23	325	345

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Air Lease Corp. 2.30%, 2/1/25	$175	$181
American International Group, Inc. 4.50%, 7/16/44	75	91
Anthem, Inc. 2.25%, 5/15/30	75	76
Australia & New Zealand Banking Group Ltd. 2.57%, 11/25/35 (c)	200	195
AvalonBay Communities, Inc. 2.95%, 5/11/26	100	108
Avolon Holdings Funding Ltd. 2.88%, 2/15/25 (c)	275	283
Banco Santander Chile 2.70%, 1/10/25 (c)	150	157
Bank of America Corp., 2.69%, 4/22/32	25	26
3.31%, 4/22/42	250	265
MTN 4.00%, 1/22/25	610	670
Series N 2.65%, 3/11/32	200	206
Bank of Montreal 3.80%, 12/15/32	250	276
Belrose Funding Trust 2.33%, 8/15/30 (c)	100	98
BNP Paribas SA 4.40%, 8/14/28 (c)	300	346
Boston Properties LP 3.80%, 2/1/24	70	75
BPCE SA 5.15%, 7/21/24 (c)	300	334
Brookfield Finance LLC 3.45%, 4/15/50	150	155
Brown & Brown, Inc. 2.38%, 3/15/31	100	100
Capital One Financial Corp. 3.30%, 10/30/24	400	431
Chubb INA Holdings, Inc. 1.38%, 9/15/30	250	238
Citigroup, Inc., 2.56%, 5/1/32	225	229
5.50%, 9/13/25	150	175
CNO Financial Group, Inc. 5.25%, 5/30/29	95	113
Credit Agricole SA 3.25%, 10/4/24 (c)	250	268
Credit Suisse Group AG 2.59%, 9/11/25 (c)	400	416
Danske Bank A/S 5.00%, 1/12/23 (c)	200	204
Deutsche Bank AG 3.95%, 2/27/23	250	263
GA Global Funding Trust 1.00%, 4/8/24 (c)	175	175
Global Atlantic Fin Co. 3.13%, 6/15/31 (c)	125	126
	Face Amount (000)	Value (000)
Goldman Sachs Group, Inc. (The), 2.62%, 4/22/32	$275	$281
MTN 4.80%, 7/8/44	100	131
Grupo Aval Ltd. 4.38%, 2/4/30 (c)	200	198
Howard Hughes Corp. (The) 4.38%, 2/1/31 (c)	150	150
HSBC Holdings PLC 4.25%, 3/14/24	425	461
Intercontinental Exchange, Inc. 1.85%, 9/15/32	300	285
JPMorgan Chase & Co., 1.95%, 2/4/32	425	413
4.13%, 12/15/26	300	340
Lloyds Banking Group PLC 4.38%, 3/22/28	300	345
Macquarie Bank Ltd. 2.30%, 1/22/25 (c)	250	261
Marsh & McLennan Cos., Inc. 5.88%, 8/1/33	150	203
MassMutual Global Funding II 3.40%, 3/8/26 (c)	200	220
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27	100	106
Nationwide Building Society, 4.30%, 3/8/29 (c)	375	424
4.36%, 8/1/24 (c)	200	215
Oversea-Chinese Banking Corp. Ltd. 1.83%, 9/10/30 (c)	200	201
Pine Street Trust I 4.57%, 2/15/29 (c)	150	172
Progressive Corp. (The) 3.20%, 3/26/30	50	55
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.88%, 3/1/31 (c)	145	146
Realty Income Corp. 0.75%, 3/15/26	152	149
Societe Generale SA 2.63%, 1/22/25 (c)	225	235
Standard Chartered PLC 4.64%, 4/1/31 (c)	200	234
SVB Financial Group 1.80%, 2/2/31	275	263
Travelers Cos., Inc. (The) 3.75%, 5/15/46	125	146
USAA Capital Corp. 2.13%, 5/1/30 (c)	150	152
Wells Fargo & Co., 2.88%, 10/30/30	200	212
3.07%, 4/30/41	125	128
Westpac Banking Corp. 2.67%, 11/15/35	75	74
		12,825

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (22.7%)
7-Eleven, Inc. 1.80%, 2/10/31 (c)	$225	$215
AbbVie, Inc. 4.25%, 11/21/49	125	150
Adobe, Inc. 2.30%, 2/1/30	175	182
Alibaba Group Holding Ltd. 2.13%, 2/9/31	200	197
Altria Group, Inc. 3.40%, 2/4/41	200	191
Amazon.com, Inc. 2.70%, 6/3/60	175	168
American Airlines Inc/ AAdvantage Loyalty IP Ltd. 5.75%, 4/20/29 (c)	145	157
Amgen, Inc. 3.15%, 2/21/40	100	104
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30	75	84
4.60%, 4/15/48	275	336
Apple, Inc. 2.65%, 5/11/50	150	148
Arches Buyer, Inc. 4.25%, 6/1/28 (c)	145	144
AT&T, Inc., 2.55%, 12/1/33 (c)	225	223
3.55%, 9/15/55 (c)	300	301
Baidu, Inc. 1.72%, 4/9/26	275	278
BAT Capital Corp. 3.56%, 8/15/27	300	321
Berry Global, Inc. 1.57%, 1/15/26 (c)	125	125
Boeing Co. (The), 2.95%, 2/1/30	100	103
3.95%, 8/1/59	100	105
BP Capital Markets PLC, 4.38%, 6/22/25 (e)	75	80
4.88%, 3/22/30 (e)	75	83
Burlington Northern Santa Fe LLC 3.30%, 9/15/51	100	109
Charter Communications Operating LLC/ Charter Communications Operating Capital, 2.30%, 2/1/32	150	144
3.85%, 4/1/61	250	246
Children's Health System of Texas 2.51%, 8/15/50	175	163
Cigna Corp., 3.05%, 10/15/27	100	108
3.40%, 3/15/51	75	78
Coca-Cola Femsa SAB de CV 2.75%, 1/22/30	225	235
Comcast Corp., 1.95%, 1/15/31	375	370
2.80%, 1/15/51	200	193
	Face Amount (000)	Value (000)
Conagra Brands, Inc. 1.38%, 11/1/27	$125	$122
ConocoPhillips 4.88%, 10/1/47 (c)	75	99
Crown Castle International Corp. 3.30%, 7/1/30	150	161
CVS Health Corp., 1.88%, 2/28/31	287	279
5.13%, 7/20/45	50	65
Deere & Co. 3.10%, 4/15/30	75	83
Dell International LLC/EMC Corp., 5.85%, 7/15/25	50	59
6.02%, 6/15/26	375	450
Delta Air Lines Pass Through Trust, Series AA 3.20%, 4/25/24	150	159
Dexcom, Inc. 0.25%, 11/15/25	200	210
Diamond Sports Group LLC/ Diamond Sports Finance Co. 6.63%, 8/15/27 (c)(f)	250	123
Diamondback Energy, Inc. 3.25%, 12/1/26	250	268
DT Midstream, Inc. 4.13%, 6/15/29 (c)	105	107
eBay, Inc. 3.65%, 5/10/51	155	165
Enbridge, Inc., 2.50%, 1/15/25 - 8/1/33	425	433
Energy Transfer LP 2.90%, 5/15/25	250	263
Enterprise Products Operating LLC 4.20%, 1/31/50	200	231
Equinix, Inc. 1.00%, 9/15/25	300	298
Exxon Mobil Corp. 3.45%, 4/15/51	100	109
Ford Motor Credit Co., LLC 4.39%, 1/8/26	200	216
Fox Corp. 5.58%, 1/25/49	125	169
Galaxy Pipeline Assets Bidco Ltd. 1.75%, 9/30/27 (c)	325	329
Garda World Security Corp. 4.63%, 2/15/27 (c)	350	352
General Motors Co. 6.60%, 4/1/36	75	103
General Motors Financial Co., Inc. 4.35%, 1/17/27	275	309
Georgia-Pacific LLC 2.30%, 4/30/30 (c)	175	179
Gilead Sciences, Inc. 2.80%, 10/1/50	100	97
Glencore Funding LLC 4.13%, 3/12/24 (c)	250	270
Global Payments, Inc. 1.20%, 3/1/26	100	99

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
GLP Capital LP/GLP Financing II, Inc. 5.38%, 4/15/26		$125	$144
Grifols SA 2.25%, 11/15/27 (c)	EUR	100	121
GSK Finance No 3 PLC 0.00%, 6/22/23 (c)		$250	252
HCA, Inc. 5.25%, 6/15/49		175	224
Heathrow Funding Ltd. 4.88%, 7/15/23 (c)		235	235
Hyundai Capital America 1.80%, 1/10/28 (c)		250	248
Imperial Brands Finance PLC 3.13%, 7/26/24 (c)		350	369
International Business Machines Corp. 2.95%, 5/15/50		100	101
J2 Global, Inc. 4.63%, 10/15/30 (c)		150	156
Jazz Investments I Ltd. 1.88%, 8/15/21		200	202
Johns Hopkins University, Series A 2.81%, 1/1/60		145	146
Las Vegas Sands Corp. 3.20%, 8/8/24		100	105
Level 3 Financing, Inc. 3.40%, 3/1/27 (c)		175	186
Lions Gate Capital Holdings LLC 5.50%, 4/15/29 (c)		145	153
Lowe's Cos., Inc. 1.70%, 10/15/30		225	216
LYB International Finance III LLC 4.20%, 5/1/50		100	115
MARB BondCo PLC 3.95%, 1/29/31 (c)		200	193
Masco Corp. 2.00%, 2/15/31		150	147
Mauser Packaging Solutions Holding Co. 7.25%, 4/15/25 (c)		220	216
McLaren Health Care Corp., Series A 4.39%, 5/15/48		150	189
Midwest Connector Capital Co. LLC 3.63%, 4/1/22 (c)(f)		100	102
NBN Co. Ltd. 2.63%, 5/5/31 (c)		225	231
Newcastle Coal Infrastructure Group Pty Ltd. 4.40%, 9/29/27 (c)		275	286
Newmont Corp. 2.25%, 10/1/30		150	150
NIKE, Inc. 2.85%, 3/27/30		175	190
Nissan Motor Co. Ltd. 3.04%, 9/15/23 (c)		275	287
NOVA Chemicals Corp. 4.25%, 5/15/29 (c)		225	228
	Face Amount (000)		Value (000)
NTT Finance Corp. 1.59%, 4/3/28 (c)		$375	$374
NuStar Logistics LP 6.38%, 10/1/30		225	249
NVIDIA Corp. 2.85%, 4/1/30		175	190
Occidental Petroleum Corp. 3.50%, 8/15/29		275	276
ONEOK, Inc. 3.10%, 3/15/30		175	183
Oracle Corp. 3.95%, 3/25/51		75	82
Post Holdings, Inc. 4.50%, 9/15/31 (c)		250	250
Raytheon Technologies Corp. 4.05%, 5/4/47		75	88
Resort at Summerlin LP, Series B 0.00%, 12/15/07 (g)(h)(i)(j)		299	—
Resorts World Las Vegas LLC/ RWLV Capital, Inc. 4.63%, 4/16/29 (c)		200	208
Rockies Express Pipeline LLC 3.60%, 5/15/25 (c)		275	281
Royalty Pharma PLC 3.55%, 9/2/50 (c)		50	50
SBA Communications Corp. 3.13%, 2/1/29 (c)		145	140
Shell International Finance BV 3.13%, 11/7/49		50	52
Sherwin-Williams Co. (The) 2.30%, 5/15/30		150	152
Silgan Holdings, Inc. 1.40%, 4/1/26 (c)		200	198
Splunk, Inc. 1.13%, 6/15/27		200	196
Standard Industries, Inc. 2.25%, 11/21/26 (c)	EUR	125	148
Syngenta Finance N.V. 4.89%, 4/24/25 (c)		$300	333
T-Mobile USA, Inc., 2.25%, 11/15/31		200	198
3.60%, 11/15/60		50	51
Telefonica Emisiones SA 4.10%, 3/8/27		300	338
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21		46	46
2.80%, 7/21/23		100	100
TOTAL SE, Series FP 0.50%, 12/2/22		200	204
Trimble, Inc. 4.15%, 6/15/23		350	372
Twitter, Inc. 1.00%, 9/15/21		175	179
Univision Communications, Inc. 4.50%, 5/1/29 (c)		245	247

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Verizon Communications, Inc., 2.65%, 11/20/40	$250	$241
2.99%, 10/30/56	250	235
Volkswagen Group of America Finance LLC 4.75%, 11/13/28 (c)	275	326
Vontier Corp. 2.40%, 4/1/28 (c)	250	249
VTR Finance N.V. 6.38%, 7/15/28 (c)	200	213
Walmart, Inc. 2.95%, 9/24/49	52	55
Walt Disney Co. (The) 2.75%, 9/1/49	247	244
Western Digital Corp. 1.50%, 2/1/24 (f)	125	134
Williams Cos., Inc. (The) 4.85%, 3/1/48	200	244
Zynga, Inc. 0.00%, 12/15/26 (c)	130	139
		23,605
Utilities (1.9%)
Calpine Corp. 4.50%, 2/15/28 (c)	200	204
DTE Electric Co. 2.95%, 3/1/50	50	51
Duke Energy Indiana LLC 2.75%, 4/1/50	83	81
Enel Finance International N.V. 3.63%, 5/25/27 (c)	275	302
Entergy Louisiana LLC 1.60%, 12/15/30	125	120
Jersey Central Power & Light Co. 2.75%, 3/1/32 (c)	150	153
Mississippi Power Co. 3.95%, 3/30/28	275	310
Northern States Power Co. 2.90%, 3/1/50	150	154
NRG Energy, Inc. 3.63%, 2/15/31 (c)	160	157
Pacific Gas and Electric Co. 3.30%, 8/1/40	100	91
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/31	125	127
Xcel Energy, Inc. 2.60%, 12/1/29	175	182
		1,932
		38,362
Mortgages — Other (17.2%)
Alternative Loan Trust, 1 Month USD LIBOR + 0.18%, 0.27%, 5/25/47 (b)	96	92
5.50%, 2/25/36	6	5
6.00%, 7/25/37	45	38
PAC 5.50%, 2/25/36	3	2
6.00%, 4/25/36	13	9
	Face Amount (000)		Value (000)
Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%, 0.74%, 7/25/46 (b)		$119	$90
6.36%, 10/25/36		283	127
Banc of America Funding Trust, 5.25%, 7/25/37		31	31
6.00%, 7/25/37		17	16
Brean Asset Backed Securities Trust, 1.40%, 10/25/63 (b)(c)		321	308
ChaseFlex Trust, 6.00%, 2/25/37		324	185
CIM Trust, 2.57%, 7/25/55 (c)		567	568
Classic RMBS Trust, 3.06%, 8/16/49 (c)	CAD	105	87
Credit Suisse Mortgage Trust, 4.32%, 4/15/23		$646	650
CSFB Mortgage-Backed Pass- Through Certificates, 6.50%, 11/25/35		748	231
Eurosail BV, 3 Month EURIBOR + 1.80%, 1.26%, 10/17/40 (b)	EUR	300	357
Farringdon Mortgages No. 2 PLC, 3 Month GBP LIBOR + 1.50%, 1.58%, 7/15/47 (b)	GBP	209	292
Federal Home Loan Mortgage Corporation, 3.00%, 9/25/45 - 5/25/47		$806	807
3.50%, 5/25/45 - 5/25/47		558	564
3.87%, 5/25/45 (b)(c)		11	11
4.00%, 5/25/45		20	21
FMC GMSR Issuer Trust, 5.07%, 5/25/24 (b)(c)		650	655
GSR Mortgage Loan Trust, 5.75%, 1/25/37		99	84
HarborView Mortgage Loan Trust, 1 Month USD LIBOR + 0.19%, 0.28%, 1/19/38 (b)		257	248
Headlands Residential LLC, 3.97%, 6/25/24 (c)		150	151
JP Morgan Alternative Loan Trust, 6.00%, 12/25/35		44	40
JP Morgan Mortgage Trust, 2.98%, 6/25/37 (b)		38	34
6.00%, 6/25/37		23	26
L1C 2020-1 LLC, 5.29%, 8/25/51 (c)		400	401
Legacy Mortgage Asset Trust, 3.25%, 2/25/60 (c)		511	515
Lehman Mortgage Trust, 6.50%, 9/25/37		635	297
LHOME Mortgage Trust, 3.23%, 10/25/24 (c)		170	171
4.58%, 10/25/23 (c)		80	81
NRPL Trust, 4.25%, 7/25/67 (c)		413	414
NYMT Loan Trust, 3.96%, 6/25/25 (c)		601	604

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
RALI Trust, 6.00%, 4/25/36 - 1/25/37		$30	$28
Residential Asset Securitization Trust, 6.00%, 7/25/36		23	19
RMF Buyout Issuance Trust, 2.15%, 6/25/30 (b)(c)		150	151
Seasoned Credit Risk Transfer Trust, 3.00%, 7/25/56 - 5/25/60		5,028	5,345
4.00%, 7/25/56 (b)		300	303
4.00%, 8/25/58 -2/25/59		461	507
4.25%, 5/25/60 (b)(c)		600	621
4.50%, 6/25/57		851	946
4.75%, 7/25/56 - 6/25/57(b)(c)		700	735
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 1.94%, 5/25/47 (b)(c)		849	766
TVC Mortgage Trust, 3.47%, 9/25/24 (c)		200	202
			17,835
Municipal Bonds (1.4%)
Chicago O'Hare International Airport, IL, O'Hare International Airport Revenue Series 2010B 6.40%, 1/1/40		115	175
City of New York, NY, Series G-1 5.97%, 3/1/36		245	345
Illinois State Toll Highway Authority, IL, Highway Revenue, Build America Bonds Series A 6.18%, 1/1/34		705	989
			1,509
Sovereign (5.8%)
Australia Government Bond, 3.25%, 4/21/25	AUD	600	496
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	BRL	1,000	212
Croatia Government International Bond, 1.50%, 6/17/31	EUR	155	192
Dominican Republic International Bond, 5.88%, 1/30/60 (c)		$225	225
Ecuador Government International Bond, 0.50%, 7/31/40 (c)(k)		62	39
Egypt Government Bond, 13.77%, 1/5/24	EGP	1,475	94
Egypt Government International Bond, 6.38%, 4/11/31 (c)	EUR	200	248
7.50%, 2/16/61 (c)		$200	188
Export-Import Bank of India, 3.25%, 1/15/30 (c)		200	204
Honduras Government International Bond, 5.63%, 6/24/30 (c)		150	158
	Face Amount (000)		Value (000)
Italy Buoni Poliennali Del Tesoro, 0.65%, 10/28/27 (c)	EUR	604	$760
Ivory Coast Government International Bond, 4.88%, 1/30/32 (c)		125	148
Mexican Bonos, Series M 7.75%, 5/29/31	MXN	5,500	291
Mexico Government International Bond, 3.75%, 4/19/71		$200	183
Morocco Government International Bond, 4.00%, 12/15/50 (c)		200	186
Nigeria Government International Bond, 9.25%, 1/21/49 (c)		200	229
North Macedonia Government International Bond, 1.63%, 3/10/28 (c)	EUR	160	188
Pertamina Persero PT, 6.50%, 11/7/48 (c)		$350	465
Petroleos Mexicanos, 6.50%, 1/23/29		210	216
6.84%, 1/23/30		180	186
6.95%, 1/28/60		55	49
Republic of Italy Government International Bond, 0.88%, 5/6/24		200	199
Republic of South Africa Government Bond, 8.25%, 3/31/32	ZAR	7,358	471
Republic of Uzbekistan Bond, 3.70%, 11/25/30 (c)		$200	200
Senegal Government International Bond, 6.25%, 5/23/33 (c)		200	211
			6,038
Supranational (0.4%)
Banque Ouest Africaine de Developpement 4.70%, 10/22/31 (c)		350	380
Total Fixed Income Securities (Cost $97,882)			100,118
	Shares
Short-Term Investments (13.9%)
Investment Company (10.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $10,648)		10,647,976	10,648
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $263)		263,125	263

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (3.4%)
U.S. Treasury Bill 0.03%, 11/4/21 (l)	$833	$833
U.S. Treasury Notes, 0.38%, 12/31/25	1,675	1,644
2.63%, 6/30/23	1,000	1,047
Total U.S. Treasury Securities (Cost $3,523)		3,524
Total Short-Term Investments (Cost $14,434)		14,435
Total Investments (110.4%) (Cost $112,316) Including $366 of Securities Loaned (m)(n)		114,553
Liabilities in Excess of Other Assets (–10.4%)		(10,822)
Net Assets (100.0%)		$103,731

(a)  Security is subject to delayed delivery.

(b)  Floating or variable rate securities: The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2021.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2021.

(f)  All or a portion of this security was on loan at June 30, 2021.

(g)  Issuer in bankruptcy.

(h)  Non-income producing security; bond in default.

(i)  Acquired through exchange offer.

(j)  At June 30, 2021, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(k)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.

(l)  Rate shown is the yield to maturity at June 30, 2021.

(m)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

(n)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,469,000 and the aggregate gross unrealized depreciation is approximately $2,096,000, resulting in net unrealized appreciation of approximately $2,373,000.

@  Value is less than $500.

CLO  Collateralized Loan Obligation.

EURIBOR  Euro Interbank Offered Rate.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CHF	406	EUR	370	8/20/21	$— @
Bank of America NA	NOK	1,521		$177	8/20/21	1
Bank of America NA		$18	AUD	24	8/20/21	(— @)
Bank of America NA		$176	CHF	162	8/20/21	(1)
Bank of America NA		$452	EUR	370	8/20/21	— @
Bank of America NA		$227	EUR	190	8/20/21	(1)
Bank of America NA		$79	EUR	66	8/20/21	(— @)
Barclays Bank PLC	BRL	2,365		$445	8/20/21	(28)
Barclays Bank PLC	CNY	1,231		$190	8/20/21	(— @)
Barclays Bank PLC	KRW	214,108		$189	8/20/21	(1)
BNP Paribas SA	EUR	690		$839	8/20/21	20
BNP Paribas SA	EUR	218		$259	8/20/21	(— @)
BNP Paribas SA	NOK	1,893		$229	8/20/21	9
BNP Paribas SA	NOK	1,893		$222	8/20/21	3
BNP Paribas SA		$450	KRW	507,940	8/20/21	1
BNP Paribas SA	ZAR	2,406		$166	8/20/21	(1)
Citibank NA		$260	BRL	1,295	8/20/21	(1)
Citibank NA		$42	CAD	51	8/20/21	(— @)
Citibank NA		$448	RUB	32,745	8/20/21	(4)
Goldman Sachs International	CAD	221		$183	8/20/21	5
Goldman Sachs International	RUB	13,815		$189	8/20/21	1
Goldman Sachs International	ZAR	13,201		$927	8/20/21	8
JPMorgan Chase Bank NA	EUR	4,214		$5,154	8/20/21	152
JPMorgan Chase Bank NA	EUR	950		$1,136	8/20/21	8
JPMorgan Chase Bank NA	GBP	324		$459	8/20/21	11
JPMorgan Chase Bank NA	GBP	186		$257	8/20/21	(1)
JPMorgan Chase Bank NA		$241	BRL	1,206	8/20/21	(— @)
JPMorgan Chase Bank NA		$54	CAD	66	8/20/21	(2)
JPMorgan Chase Bank NA		$451	CNY	2,915	8/20/21	(1)
JPMorgan Chase Bank NA		$4	EUR	4	8/20/21	(— @)
JPMorgan Chase Bank NA		$1,278	EUR	1,055	8/20/21	(26)
JPMorgan Chase Bank NA		$514	GBP	369	8/20/21	(4)
JPMorgan Chase Bank NA		$430	MXN	8,568	8/20/21	(3)
Royal Bank Of Canada (UK)		$552	GBP	397	8/20/21	(3)
State Street Bank and Trust Co.	GBP	271		$375	8/20/21	(— @)
UBS AG	AUD	1,242		$967	8/20/21	35
UBS AG	MXN	5,314		$266	8/20/21	1
UBS AG	MXN	7,291		$365	8/20/21	1
UBS AG		$418	AUD	553	8/20/21	(3)
UBS AG		$961	EUR	804	8/20/21	(7)
UBS AG		$2,373	EUR	1,981	8/20/21	(22)
UBS AG		$25	MXN	509	8/20/21	(— @)
UBS AG		$390	MXN	7,990	8/20/21	9
UBS AG		$908	NOK	7,523	8/20/21	(34)
UBS AG		$424	ZAR	5,800	8/20/21	(21)
UBS AG		$462	ZAR	6,633	8/20/21	(— @)
Bank of America NA	HUF	51,942		$176	8/23/21	— @
JPMorgan Chase Bank NA		$436	HUF	128,565	8/23/21	(3)
						$98

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	1	Sep-21	$100	$132	$— @
U.S. Treasury 2 yr. Note	30	Sep-21	6,000	6,610	2
U.S. Treasury 5 yr. Note	38	Sep-21	3,800	4,690	2
U.S. Treasury Ultra Bond	42	Sep-21	4,200	8,093	109
Short:
Euro OAT	7	Sep-21	(700)	(1,320)	(6)
German Euro 30 yr. Bond	1	Sep-21	(100)	(241)	(4)
German Euro BTP	4	Sep-21	(400)	(718)	(6)
German Euro Bund	2	Sep-21	(200)	(409)	(3)
U.S. Treasury Long Bond	1	Sep-21	(100)	(161)	(1)
U.S. Treasury Ultra Long Bond	43	Sep-21	(4,300)	(6,330)	(48)
UK Long Gilt Bond	4	Sep-21	(400)	(709)	(7)
					$38

@  Value is less than $500.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

CNY  — Chinese Yuan Renminbi

EGP  — Egyptian Pound

EUR  — Euro

GBP  — British Pound

HUF  — Hungarian Forint

KRW  — South Korean Won

MXN  — Mexican Peso

NOK  — Norwegian Krone

RUB  — Russian Ruble

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	20.7%
Mortgages — Other	15.6
Agency Fixed Rate Mortgages	14.3
Short-Term Investments	12.4
Finance	11.2
Asset-Backed Securities	9.4
Commercial Mortgage-Backed Securities	6.0
Sovereign	5.3
Other**	5.1
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $29,413,000 and net unrealized appreciation of approximately $38,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $98,000.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $101,405)	$103,642
Investment in Security of Affiliated Issuer, at Value (Cost $10,911)	10,911
Total Investments in Securities, at Value (Cost $112,316)	114,553
Foreign Currency, at Value (Cost —@)	—	@
Cash	1
Receivable for Investments Sold	36,536
Interest Receivable	625
Receivable for Variation Margin on Futures Contracts	370
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	265
Receivable for Fund Shares Sold	52
Tax Reclaim Receivable	4
Receivable from Affiliate	—	@
Receivable from Securities Lending Income	—	@
Other Assets	25
Total Assets	152,431
Liabilities:
Payable for Investments Purchased	47,587
Collateral on Securities Loaned, at Value	263
Due to Broker	260
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	167
Payable for Advisory Fees	139
Payable for Servicing Fees	67
Payable for Fund Shares Redeemed	42
Deferred Capital Gain Country Tax	40
Payable for Professional Fees	36
Payable for Custodian Fees	24
Payable for Distribution Fees — Class II Shares	16
Payable for Administration Fees	11
Payable for Transfer Agency Fees	2
Other Liabilities	46
Total Liabilities	48,700
NET ASSETS	$103,731
Net Assets Consist of:
Paid-in-Capital	$87,620
Total Distributable Earnings	16,111
Net Assets	$103,731
CLASS I:
Net Assets	$86,091
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,383,087 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.66
CLASS II:
Net Assets	$17,640
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,519,804 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.61
(1) Including:
Securities on Loan, at Value:	$366

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $11 of Foreign Taxes Withheld)	$2,586
Dividends from Security of Affiliated Issuer (Note H)	4
Income from Securities Loaned — Net	3
Total Investment Income	2,593
Expenses:
Advisory Fees (Note B)	333
Distribution Fees — Class II Shares (Note E)	114
Servicing Fees (Note D)	109
Professional Fees	75
Administration Fees (Note C)	71
Pricing Fees	27
Custodian Fees (Note G)	25
Shareholder Reporting Fees	15
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	3
Other Expenses	9
Total Expenses	786
Waiver of Advisory Fees (Note B)	(50)
Rebate from Morgan Stanley Affiliate (Note H)	(8)
Net Expenses	728
Net Investment Income	1,865
Realized Gain (Loss):
Investments Sold (Net of $5 of Capital Gain Country Tax)	2,625
Foreign Currency Forward Exchange Contracts	(410)
Foreign Currency Translation	(13)
Futures Contracts	(589)
Net Realized Gain	1,613
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $55)	(5,298)
Foreign Currency Forward Exchange Contracts	447
Foreign Currency Translation	(7)
Futures Contracts	136
Net Change in Unrealized Appreciation (Depreciation)	(4,722)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(3,109)
Net Decrease in Net Assets Resulting from Operations	$(1,244)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,865	$4,226
Net Realized Gain	1,613	6,708
Net Change in Unrealized Appreciation (Depreciation)	(4,722)	1,570
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,244)	12,504
Dividends and Distributions to Shareholders:
Class I	—	(3,273)
Class II	—	(3,366)
Total Dividends and Distributions to Shareholders	—	(6,639)
Capital Share Transactions:(1)
Class I:
Subscribed	11,205	19,076
Distributions Reinvested	—	3,273
Redeemed	(11,627)	(30,207)
Class II:
Subscribed	12,307	22,491
Distributions Reinvested	—	3,366
Redeemed	(87,963)	(30,920)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(76,078)	(12,921)
Total Decrease in Net Assets	(77,322)	(7,056)
Net Assets:
Beginning of Period	181,053	188,109
End of Period	$103,731	$181,053
(1) Capital Share Transactions:
Class I:
Shares Subscribed	965	1,662
Shares Issued on Distributions Reinvested	—	289
Shares Redeemed	(1,005)	(2,677)
Net Decrease in Class I Shares Outstanding	(40)	(726)
Class II:
Shares Subscribed	1,068	1,965
Shares Issued on Distributions Reinvested	—	297
Shares Redeemed	(7,601)	(2,722)
Net Decrease in Class II Shares Outstanding	(6,533)	(460)

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$11.72		$11.31		$10.63		$10.98		$10.67		$10.25
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.28		0.35		0.34		0.34		0.33
Net Realized and Unrealized Gain (Loss)	(0.19)		0.58		0.79		(0.41)		0.32		0.30
Total from Investment Operations	(0.06)		0.86		1.14		(0.07)		0.66		0.63
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)		(0.46)		(0.28)		(0.35)		(0.21)
Net Realized Gain	—		(0.12)		—		—		—		—
Total Distributions	—		(0.45)		(0.46)		(0.28)		(0.35)		(0.21)
Net Asset Value, End of Period	$11.66		$11.72		$11.31		$10.63		$10.98		$10.67
Total Return(3)	(0.51	)%(7)	7.80%		10.88	%(4)	(0.65)%		6.24%		6.11	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$86,091		$86,993		$92,157		$70,476		$79,752		$82,746
Ratio of Expenses Before Expense Limitation	0.76	%(8)	0.75%		0.77%		0.76%		0.76%		0.72%
Ratio of Expenses After Expense Limitation	0.69	%(6)(8)	0.68	%(6)	0.69	%(6)	0.68	%(6)	0.68	%(6)	0.61	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.68	%(6)	N/A		N/A		N/A		0.61	%(6)
Ratio of Net Investment Income	2.23	%(6)(8)	2.47	%(6)	3.16	%(6)	3.12	%(6)	3.10	%(6)	3.06	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.02%		0.01%		0.02%		0.02%		0.02%
Portfolio Turnover Rate	246	%(7)	296%		231%		220%		277%		376%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.07% higher and the Ratio of Net Investment Income would have been 0.07% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Performance was positively impacted by approximately 0.10% due to the receipt of proceeds from the settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 10.78%.

(5)  Performance was positively impacted by approximately 1.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 4.34%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$11.68		$11.27		$10.59		$10.94		$10.64		$10.22
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.25		0.32		0.31		0.31		0.30
Net Realized and Unrealized Gain (Loss)	(0.18)		0.58		0.79		(0.41)		0.31		0.30
Total from Investment Operations	(0.07)		0.83		1.11		(0.10)		0.62		0.60
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)		(0.43)		(0.25)		(0.32)		(0.18)
Net Realized Gain	—		(0.12)		—		—		—		—
Total Distributions	—		(0.42)		(0.43)		(0.25)		(0.32)		(0.18)
Net Asset Value, End of Period	$11.61		$11.68		$11.27		$10.59		$10.94		$10.64
Total Return(3)	(0.60	)%(7)	7.55%		10.61	%(4)	(0.91)%		5.89%		5.86	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,640		$94,060		$95,952		$91,733		$111,585		$103,739
Ratio of Expenses Before Expense Limitation	1.01	%(8)	1.00%		1.02%		1.01%		1.01%		0.97%
Ratio of Expenses After Expense Limitation	0.94	%(6)(8)	0.93	%(6)	0.94	%(6)	0.93	%(6)	0.93	%(6)	0.86	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.93	%(6)	N/A		N/A		N/A		0.86	%(6)
Ratio of Net Investment Income	1.98	%(6)(8)	2.22	%(6)	2.91	%(6)	2.87	%(6)	2.85	%(6)	2.81	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.02%		0.01%		0.02%		0.02%		0.02%
Portfolio Turnover Rate	246	%(7)	296%		231%		220%		277%		376%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation would have been 0.07% higher and the Ratio of Net Investment Income would have been 0.07% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Performance was positively impacted by approximately 0.10% due to the receipt of proceeds from the settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II shares would have been approximately 10.51%.

(5)  Performance was positively impacted by approximately 1.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class II shares would have been approximately 4.09%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.
The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In March 2020, Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$70	$—		$70
Agency Fixed Rate Mortgages	—	16,404	—		16,404
Asset-Backed Securities	—	10,748	—		10,748
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,961	—		1,961
Commercial Mortgage- Backed Securities	—	6,811	—		6,811
Corporate Bonds	—	38,362	—	†	38,362	†
Mortgages — Other	—	17,835	—		17,835
Municipal Bonds	—	1,509	—		1,509
Sovereign	—	6,038	—		6,038
Supranational	—	380	—		380
Total Fixed Income Securities	—	100,118	—	†	100,118	†
Short-Term Investments
Investment Company	10,911	—	—		10,911
U.S. Treasury Securities	—	3,524	—		3,524
Total Short-Term Investments	10,911	3,524	—		14,435
Foreign Currency Forward Exchange Contract	—	265	—		265
Futures Contracts	113	—	—		113
Total Assets	11,024	103,907	—		114,931
Liabilities:
Foreign Currency Forward Exchange Contract	—	(167)	—		(167)
Futures Contracts	(75)	—	—		(75)
Total Liabilities	(75)	(167)	—		(242)
Total	$10,949	$103,740	$—	†	$114,689	†

†  Includes a security valued at zero.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$—

†  Includes a security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$265
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	113	(a)
Total			$378
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(167)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(75	)(a)
Total			$(242)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(410)
Interest Rate Risk	Futures Contracts	(589)
Total		$(999)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$447
Interest Rate Risk	Futures Contracts	136
Total		$583

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$265	$(167)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$1	$(1)	$—	$0
BNP Paribas SA	33	(1)	—	32
Goldman Sachs International	14	—	—	14
JPMorgan Chase Bank NA	171	(40)	—	131
UBS AG	46	(46)	—	0
Total	$265	$(88)	$—	$177
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$2	$(1)	$—	$1
Barclays Bank PLC	29	—	—	29
BNP Paribas SA	1	(1)	—	0
Citibank NA	5	—	—	5
JPMorgan Chase Bank NA	40	(40)	—	0
Royal Bank Of Canada (UK)	3	—	—	3
State Street Bank and Trust Co.	— @	—	—	— @
UBS AG	87	(46)	—	41
Total	$167	$(88)	$—	$79

@ Amount is less than $500.

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$20,854,000
Futures Contracts:
Average monthly notional value	$69,724,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$366	(d)	$—	$(366	)(e)(f)	$0

(d)  Represents market value of loaned securities at period end.

(e)  The Fund received cash collateral of approximately $263,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $105,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$263	$—	$—	$—	$263
Total Borrowings	$263	$—	$—	$—	$263
Gross amount of recognized liabilities for securities lending transactions					$263

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.31% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

not exceed 0.70% for Class I shares and 0.95% for Class II shares. Effective July 1, 2021, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual Fund operating expenses will not exceed 0.65% for Class I shares and 0.90% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $50,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act.

Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $48,579,000 and $103,240,000, respectively. For the six months ended June 30, 2021, purchases and sales of long-term U.S. Government securities were approximately $361,022,000 and $378,835,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $8,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$26,737	$92,765	$108,591	$4
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$10,911

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent

25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$6,132	$502	$6,570	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$8,539	$2,064

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 35.9%.

L. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

M. LIBOR Risk: The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other

26

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. On March 5, 2021, the FCA announced that LIBOR will either cease to be provided by any administrator, or no longer be representative for many LIBOR settings after December 31, 2021, and for certain commonly-used tenors of U.S. dollar LIBOR after June 30, 2023. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021 (or a later date, if a particular Reference Rate is expected to continue beyond 2021), it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

27

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year periods but better than its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee was lower than its peer group average and the Fund's total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were acceptable and (ii) management fee was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

28

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

29

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

30

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCPFISAN
3687141 EXP 08.31.22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Discovery Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Consolidated Expense Example	2
Consolidated Portfolio of Investments	3
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	11
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Expense Example

Discovery Portfolio

As a shareholder of the Discovery Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Discovery Portfolio Class I	$1,000.00	$1,081.70	$1,020.08	$4.90	$4.76	0.95%
Discovery Portfolio Class II	1,000.00	1,081.30	1,019.59	5.42	5.26	1.05

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (96.4%)
Aerospace & Defense (2.6%)
Axon Enterprise, Inc. (a)	61,758	$10,919
Biotechnology (1.6%)
Alnylam Pharmaceuticals, Inc. (a)	15,388	2,609
Exact Sciences Corp. (a)	32,357	4,022
		6,631
Diversified Holding Companies (1.0%)
BowX Acquisition Corp., Class A SPAC (a)	169,567	1,950
Soaring Eagle Acquisition Corp. (Units) SPAC (a)(d)	214,119	2,267
		4,217
Entertainment (8.0%)
ROBLOX Corp., Class A (a)	116,973	10,525
Roku, Inc. (a)	18,277	8,394
Skillz, Inc. (a)	655,409	14,235
		33,154
Health Care Providers & Services (4.6%)
Agilon health, Inc. (a)	104,923	4,256
Covetrus, Inc. (a)	364,402	9,839
Guardant Health, Inc. (a)	27,008	3,354
Oak Street Health, Inc. (a)	31,805	1,863
		19,312
Health Care Technology (6.7%)
Agilon Health Topco, Inc. (a)(b)	157,700	6,110
GoodRx Holdings, Inc., Class A (a)	107,652	3,877
Teladoc Health, Inc. (a)	12,675	2,108
Veeva Systems, Inc., Class A (a)	50,968	15,848
		27,943
Information Technology Services (19.3%)
Affirm Holdings, Inc. (a)	26,808	1,806
Fastly, Inc., Class A (a)	220,924	13,167
Marqeta, Inc., Class A (a)	148,098	4,157
MongoDB, Inc. (a)	39,335	14,220
Okta, Inc. (a)	60,279	14,749
Snowflake, Inc., Class A (a)	46,509	11,246
Twilio, Inc., Class A (a)	52,530	20,705
		80,050
Interactive Media & Services (13.4%)
Pinterest, Inc., Class A (a)	268,168	21,172
Twitter, Inc. (a)	313,631	21,580
Zillow Group, Inc., Class C (a)	48,196	5,891
ZoomInfo Technologies, Inc., Class A (a)	131,442	6,857
		55,500
Internet & Direct Marketing Retail (12.7%)
DoorDash, Inc., Class A (a)	108,975	19,434
Farfetch Ltd., Class A (a)	133,319	6,714
Overstock.com, Inc. (a)	75,610	6,971
Stitch Fix, Inc., Class A (a)	100,919	6,085
Wayfair, Inc., Class A (a)	43,371	13,693
		52,897
	Shares	Value (000)
Leisure Products (1.9%)
Peloton Interactive, Inc., Class A (a)	63,988	$7,936
Life Sciences Tools & Services (2.1%)
10X Genomics, Inc., Class A (a)	21,925	4,293
NanoString Technologies, Inc. (a)	66,069	4,281
		8,574
Metals & Mining (0.3%)
Royal Gold, Inc.	10,206	1,164
Pharmaceuticals (3.0%)
Royalty Pharma PLC, Class A (United Kingdom)	301,214	12,347
Real Estate Management & Development (1.4%)
Opendoor Technologies, Inc. (a)	87,316	1,548
Redfin Corp. (a)	69,766	4,424
		5,972
Software (13.6%)
Bill.Com Holdings, Inc. (a)	12,524	2,294
Cloudflare, Inc., Class A (a)	174,810	18,502
Confluent, Inc., Class A (a)	37,798	1,795
Coupa Software, Inc. (a)	27,857	7,302
IronSource Ltd., Class A (Israel) (a)(c)	378,379	3,616
MicroStrategy, Inc., Class A (a)	3,469	2,305
Procore Technologies, Inc. (a)	18,555	1,762
Qualtrics International, Inc., Class A (a)	66,227	2,533
Trade Desk, Inc. (The), Class A (a)	103,530	8,009
UiPath, Inc., Class A (a)	32,406	2,201
Unity Software, Inc. (a)	56,869	6,246
		56,565
Specialty Retail (4.2%)
Carvana Co. (a)	57,391	17,322
Total Common Stocks (Cost $290,830)		400,503
Preferred Stock (0.1%)
Internet & Direct Marketing Retail (0.1%)
Overstock.com, Inc. Series A-1 (a) (Cost $24)	3,632	309
Investment Company (0.3%)
Grayscale Bitcoin Trust (a) (Cost $2,403)	47,765	1,424
Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $15,367)	15,366,903	15,367
Total Investments Excluding Purchased Options (100.5%) (Cost $308,624)		417,603
Total Purchased Options Outstanding (0.0%) (e) (Cost $1,682)		97
Total Investments (100.5%) (Cost $310,306) (f)(g)		417,700
Liabilities in Excess of Other Assets (–0.5%)		(2,174)
Net Assets (100.0%)		$415,526

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

The Fund had the following Derivative Contract — PIPE open at March 31, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Good Works Acquisition Corp.	Cipher Mining Technologies, Inc. (a)(c)(h)(i)(j)	$2,024,460	12/31/21	$(524)	(0.13)%

(a)  Non-income producing security.

(b)  Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At June 30, 2021, this security amounted to approximately $6,110,000, which represents 1.5% of net assets of the Fund.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security and derivative contract (excluding 144A holdings) at June 30, 2021 amounts to approximately $3,092,000 and represents 0.7% of net assets.

(d)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)  Amount is less than 0.05%.

(f)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $120,126,000 and the aggregate gross unrealized depreciation is approximately $13,256,000, resulting in net unrealized appreciation of approximately $106,870,000.

(g)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(h)  At June 30, 2021, the Fund held a fair valued derivative contract at approximately $(524,000), representing (0.1%) of net assets. This security have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(i)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 202,446 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Cipher Mining Technologies, Inc., and Good Works Acquisition Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Good Works Acquisition Corp., and Cipher Mining Technologies, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Good Works Acquisition Corp., and Cipher Mining Technologies, Inc. The investment is restricted from resale until the settlement date.

(j)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep-21	48,631,053	$48,631	$—	@	$294	$(294)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	75,453,606	75,454	31		403	(372)
BNP Paribas	USD/CNH	CNH	7.64	Nov-21	60,267,001	60,267	6		327	(321)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	75,023,260	75,023	60		374	(314)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul-21	53,638,983	53,639	—	@	284	(284)
							$97		$1,682	$(1,585)

@  Value is less than $500.

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.6%
Information Technology Services	19.2
Software	13.6
Interactive Media & Services	13.3
Internet & Direct Marketing Retail	12.7
Entertainment	7.9
Health Care Technology	6.7
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open PIPE contract with total unrealized depreciation of approximately $524,000.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Discovery Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $294,939)	$402,333
Investment in Security of Affiliated Issuer, at Value (Cost $15,367)	15,367
Total Investments in Securities, at Value (Cost $310,306)	417,700
Foreign Currency, at Value (Cost $1)	1
Receivable from Securities Lending Income	131
Receivable for Fund Shares Sold	94
Receivable from Affiliate	—	@
Other Assets	33
Total Assets	417,959
Liabilities:
Payable for Advisory Fees	618
Due to Broker	548
Payable for Fund Shares Redeemed	530
Unrealized Depreciation on Derivative Contract — PIPE	524
Payable for Servicing Fees	100
Payable for Professional Fees	36
Payable for Distribution Fees — Class II Shares	27
Payable for Administration Fees	26
Payable for Custodian Fees	6
Payable for Transfer Agency Fees	2
Payable for Organization Costs for Subsidiary	1
Other Liabilities	15
Total Liabilities	2,433
NET ASSETS	$415,526
Net Assets Consist of:
Paid-in-Capital	$108,995
Total Distributable Earnings	306,531
Net Assets	$415,526
CLASS I:
Net Assets	$68,348
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,142,335 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$31.90
CLASS II:
Net Assets	$347,178
Net Asset Value, Offering and Redemption Price Per Share Applicable to 11,305,694 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$30.71

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Discovery Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Income from Securities Loaned — Net	$303
Dividends from Securities of Unaffiliated Issuers	146
Dividends from Security of Affiliated Issuer (Note H)	1
Total Investment Income	450
Expenses:
Advisory Fees (Note B)	1,515
Distribution Fees — Class II Shares (Note E)	421
Servicing Fees (Note D)	310
Administration Fees (Note C)	162
Professional Fees	68
Shareholder Reporting Fees	15
Custodian Fees (Note G)	13
Transfer Agency Fees (Note F)	4
Directors' Fees and Expenses	4
Pricing Fees	2
Organization Costs for Subsidiary	1
Other Expenses	10
Total Expenses	2,525
Waiver of Distribution Fees — Class II Shares (Note E)	(253)
Waiver of Advisory Fees (Note B)	(186)
Rebate from Morgan Stanley Affiliate (Note H)	(7)
Net Expenses	2,079
Net Investment Loss	(1,629)
Realized Gain (Loss):
Investments Sold	57,272
Foreign Currency Translation	(5)
Net Realized Gain	57,267
Change in Unrealized Appreciation (Depreciation):
Investments	(24,291)
Derivative Contract — PIPE	(524)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(24,815)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	32,452
Net Increase in Net Assets Resulting from Operations	$30,823

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Discovery Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,629)	$(2,395)
Net Realized Gain	57,267	147,230
Net Change in Unrealized Appreciation (Depreciation)	(24,815)	100,669
Net Increase in Net Assets Resulting from Operations	30,823	245,504
Dividends and Distributions to Shareholders:
Class I	—	(5,068)
Class II	—	(24,283)
Total Dividends and Distributions to Shareholders	—	(29,351)
Capital Share Transactions:(1)
Class I:
Subscribed	9,892	15,457
Distributions Reinvested	—	5,068
Redeemed	(15,413)	(20,658)
Class II:
Subscribed	22,005	44,075
Distributions Reinvested	—	24,283
Redeemed	(32,621)	(47,501)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(16,137)	20,724
Total Increase in Net Assets	14,686	236,877
Net Assets:
Beginning of Period	400,840	163,963
End of Period	$415,526	$400,840
(1) Capital Share Transactions:
Class I:
Shares Subscribed	329	783
Shares Issued on Distributions Reinvested	—	253
Shares Redeemed	(502)	(1,076)
Net Decrease in Class I Shares Outstanding	(173)	(40)
Class II:
Shares Subscribed	723	2,362
Shares Issued on Distributions Reinvested	—	1,256
Shares Redeemed	(1,124)	(2,462)
Net Increase (Decrease) in Class II Shares Outstanding	(401)	1,156

*  Not consolidated.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Consolidated Financial Highlights

Discovery Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$29.50		$13.05		$10.71		$12.10		$8.72		$10.03
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.11)		(0.17)		(0.07)		(0.08)		(0.05)		(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	2.51		18.96		4.45		1.69		3.43		(0.87)
Total from Investment Operations	2.40		18.79		4.38		1.61		3.38		(0.87)
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.34)		(2.04)		(3.00)		—		(0.44)
Net Asset Value, End of Period	$31.90		$29.50		$13.05		$10.71		$12.10		$8.72
Total Return(5)	8.17	%(9)	152.30%		40.11%		10.65%		38.76%		(8.78)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$68,348		$68,299		$30,739		$27,630		$28,747		$27,893
Ratio of Expenses Before Expense Limitation	1.04	%(10)	1.08%		1.11%		1.15%		1.17%		1.14%
Ratio of Expenses After Expense Limitation	0.95	%(6)(10)	0.95	%(6)	0.94	%(6)	0.94	%(6)	0.99	%(6)(7)	1.04	%(6)
Ratio of Net Investment Loss	(0.73	)%(6)(10)	(0.86	)%(6)	(0.49	)%(6)	(0.59	)%(6)	(0.45	)%(6)	(0.00	)%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.01%		0.01%		0.00	%(8)	0.01%
Portfolio Turnover Rate	54	%(9)	112%		101%		89%		64%		42%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class I shares. Prior to July 1, 2017, the maximum ratio was 1.05% for Class I shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Consolidated Financial Highlights

Discovery Portfolio

	Class II
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$28.41		$12.63		$10.42		$11.85		$8.55		$9.85
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.12)		(0.18)		(0.08)		(0.09)		(0.06)		(0.01)
Net Realized and Unrealized Gain (Loss)	2.42		18.30		4.33		1.66		3.36		(0.85)
Total from Investment Operations	2.30		18.12		4.25		1.57		3.30		(0.86)
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.34)		(2.04)		(3.00)		—		(0.44)
Net Asset Value, End of Period	$30.71		$28.41		$12.63		$10.42		$11.85		$8.55
Total Return(4)	8.13	%(8)	152.04%		39.97%		10.53%		38.60%		(8.84)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$347,178		$332,541		$133,224		$100,030		$89,140		$75,163
Ratio of Expenses Before Expense Limitation	1.29	%(9)	1.33%		1.36%		1.40%		1.42%		1.39%
Ratio of Expenses After Expense Limitation	1.05	%(5)(9)	1.05	%(5)	1.04	%(5)	1.04	%(5)	1.09	%(5)(6)	1.14	%(5)
Ratio of Net Investment Loss	(0.83	)%(5)(9)	(0.96	)%(5)	(0.59	)%(5)	(0.69	)%(5)	(0.55	)%(5)	(0.10	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.00	%(7)	0.01%
Portfolio Turnover Rate	54	%(8)	112%		101%		89%		64%		42%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class II shares. Prior to July 1, 2017, the maximum ratio was 1.15% for Class II shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Discovery Portfolio. The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. Effective April 5, 2021, the Fund suspended offering of Class I and Class II shares to new investors.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Discovery Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented approximately $1,756,000 or approximately 0.42% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$10,919	$—	$—	$10,919
Biotechnology	6,631	—	—	6,631
Diversified Holding Companies	4,217	—	—	4,217
Entertainment	33,154	—	—	33,154
Health Care Providers & Services	19,312	—	—	19,312
Health Care Technology	21,833	6,110	—	27,943
Information Technology Services	80,050	—	—	80,050
Interactive Media & Services	55,500	—	—	55,500
Internet & Direct Marketing Retail	52,897	—	—	52,897
Leisure Products	7,936	—	—	7,936
Life Sciences Tools & Services	8,574	—	—	8,574
Metals & Mining	1,164	—	—	1,164
Pharmaceuticals	12,347	—	—	12,347
Real Estate Management & Development	5,972	—	—	5,972
Software	52,949	3,616	—	56,565
Specialty Retail	17,322	—	—	17,322
Total Common Stocks	390,777	9,726	—	400,503
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stock
Internet & Direct Marketing Retail	$309	$—	$—	$309
Call Options Purchased	—	97	—	97
Investment Company	1,424	—	—	1,424
Short-Term Investment
Investment Company	15,367	—	—	15,367
Total Assets	407,877	9,823	—	417,700
Liabilities:
Derivative Contract — PIPE	—	—	(524)	(524)
Total	$407,877	$9,823	$(524)	$417,176

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Derivative Contract — PIPE (000)
Beginning Balance	$929		$—
Purchases	—		—
Sales	—		—
PIPE transactions	—		(524)
Amortization of discount	—		—
Transfers in	—		—
Transfers out	(929	)†	—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		—
Realized gains (losses)	—		—
Ending Balance	$—		$(524)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$—		$(524)

†  A security transferred out of level 3 due to an Initial Public Offering.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2021.

	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
PIPE	$(524)	Market Implied	Discount for Lack of Marketability and Transaction Risk	25.5%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2021, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Investments, at Value Options	(Purchased Options)	Currency Risk	$97 (a)
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	$(524)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(388)(b)

(b)  Amounts are included in Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(538	)(c)
Equity Risk	Derivative Contract — PIPE	(524)
Total		$(1,062)

(c)  Amounts are included in Investments in the Consolidated Statement of Operations.

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets (000)		Liabilities (000)
Purchased Options	$97	(a)(d)	$—
Derivative Contract — PIPE	—		(524	)(e)
Total	$97		$(524)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(e)  Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received(f) (000)	Net Amount (not less than $0) (000)
BNP Paribas	$37		$—	$(37)	$0
Goldman Sachs International	60		—	(60)	0
Royal Bank of Scotland	—	@	—	(— @)	0
Total	$97		$—	$(97)	$0

@  Value is less than $500.

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(f)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	311,353,000
Derivative Contract — PIPE:
Average monthly notional amount	$4,862,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2021, the Fund did not have any outstanding securities on loan.

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.65% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $186,000 of advisory fees were waived pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the six months ended June 30, 2021, this waiver amounted to approximately $253,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $208,434,000 and $212,072,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds -Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$24,612	$125,164	$134,409	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$15,367

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$6,331	$23,020	$604	$23,422

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$32,576	$115,730

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 55.0%.

L. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFMCGSAN
3687080 EXP 08.31.22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Emerging Markets Debt Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Investment Advisory Agreement Approval	23
Liquidity Risk Management Program	25
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Expense Example

Emerging Markets Debt Portfolio

As a shareholder of the Emerging Markets Debt Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Debt Portfolio Class I	$1,000.00	$993.50	$1,019.14	$5.63	$5.71	1.14%
Emerging Markets Debt Portfolio Class II	1,000.00	993.50	1,018.89	5.88	5.96	1.19

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (94.2%)
Angola (1.1%)
Sovereign (1.1%)
Angolan Government International Bond, 8.00%, 11/26/29 (a)(b)	$790	$813
9.38%, 5/8/48 (a)	890	932
		1,745
Argentina (1.1%)
Sovereign (1.1%)
Argentine Republic Government International Bond, 0.13%, 7/9/30 - 1/9/38 (c)	4,626	1,699
1.00%, 7/9/29	148	56
		1,755
Armenia (0.6%)
Sovereign (0.6%)
Republic of Armenia International Bond, 3.95%, 9/26/29	460	456
7.15%, 3/26/25	370	421
		877
Azerbaijan (1.0%)
Sovereign (1.0%)
Republic of Azerbaijan International Bond, 3.50%, 9/1/32	1,460	1,517
Bahrain (0.7%)
Sovereign (0.7%)
Bahrain Government International Bond, 7.50%, 9/20/47	1,050	1,135
Belarus (0.4%)
Sovereign (0.4%)
Republic of Belarus International Bond, 6.20%, 2/28/30 (a)	720	628
Brazil (3.5%)
Corporate Bonds (1.1%)
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,030	1,076
MARB BondCo PLC, 3.95%, 1/29/31 (a)	480	463
Suzano Austria GmbH, 3.75%, 1/15/31	175	184
		1,723
Sovereign (2.4%)
Brazilian Government International Bond, 3.88%, 6/12/30	200	202
4.50%, 5/30/29	420	450
5.00%, 1/27/45	1,639	1,663
6.00%, 4/7/26	1,250	1,462
		3,777
		5,500
	Face Amount (000)	Value (000)
Chile (1.9%)
Corporate Bond (0.6%)
Colbun SA, 3.15%, 3/6/30 (a)	$990	$1,012
Sovereign (1.3%)
Chile Government International Bond, 3.50%, 1/25/50	900	945
3.86%, 6/21/47	230	254
Empresa Nacional del Petroleo, 4.75%, 12/6/21	761	774
		1,973
		2,985
China (3.5%)
Corporate Bond (0.6%)
Fufeng Group Ltd., 5.88%, 8/28/21	950	956
Sovereign (2.9%)
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 5/17/42	390	484
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23	650	701
Sinopec Group Overseas Development 2018 Ltd., 2.95%, 11/12/29 (a)	1,600	1,685
Three Gorges Finance I Cayman Islands Ltd., 3.70%, 6/10/25	750	809
3.70%, 6/10/25 (a)	838	904
		4,583
		5,539
Colombia (2.8%)
Corporate Bonds (0.6%)
Millicom International Cellular SA, 6.63%, 10/15/26 (a)	351	372
Termocandelaria Power Ltd., 7.88%, 1/30/29 (a)	564	603
		975
Sovereign (2.2%)
Colombia Government International Bond, 3.00%, 1/30/30	556	545
4.13%, 5/15/51	1,100	1,046
5.00%, 6/15/45	1,740	1,855
		3,446
		4,421
Costa Rica (0.3%)
Sovereign (0.3%)
Costa Rica Government International Bond, 6.13%, 2/19/31 (a)	380	404

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Croatia (0.3%)
Sovereign (0.3%)
Croatia Government International Bond, 6.00%, 1/26/24		$400	$454
Dominican Republic (3.9%)
Sovereign (3.9%)
Dominican Republic International Bond, 4.88%, 9/23/32 (a)		230	237
5.30%, 1/21/41 (a)		410	410
5.88%, 1/30/60 (a)		1,360	1,359
6.00%, 7/19/28 (a)		570	649
6.85%, 1/27/45 (a)		740	839
6.88%, 1/29/26 (a)(b)		820	952
7.45%, 4/30/44 (a)		739	893
9.75%, 6/5/26 (a)	DOP	44,050	874
			6,213
Ecuador (2.1%)
Sovereign (2.1%)
Ecuador Government International Bond, 0.00%, 7/31/30 (a)		$273	152
0.50%, 7/31/30 - 7/31/40 (a)(c)		3,770	2,684
0.50%, 7/31/35 - 7/31/40 (c)		705	469
			3,305
Egypt (5.0%)
Sovereign (5.0%)
Egypt Government Bond, 13.77%, 1/5/24	EGP	20,850	1,322
14.06%, 1/12/26		12,560	794
Egypt Government International Bond, 4.75%, 4/16/26	EUR	510	632
5.25%, 10/6/25 (a)(b)		$550	581
6.38%, 4/11/31 (a)	EUR	1,050	1,302
6.59%, 2/21/28		$550	583
7.50%, 1/31/27 - 2/16/61 (a)		1,360	1,389
8.15%, 11/20/59 (a)		840	843
8.88%, 5/29/50 (a)		340	367
			7,813
El Salvador (0.9%)
Sovereign (0.9%)
El Salvador Government International Bond, 6.38%, 1/18/27		1,141	1,035
8.63%, 2/28/29 (a)		370	363
			1,398
Gabon (0.4%)
Sovereign (0.4%)
Gabon Government International Bond, 6.95%, 6/16/25 (a)		610	663
Ghana (1.4%)
Sovereign (1.4%)
Ghana Government International Bond, 8.63%, 6/16/49 (a)		460	444
8.88%, 5/7/42 (a)		680	688
8.95%, 3/26/51 (a)		1,070	1,061
			2,193
	Face Amount (000)		Value (000)
Guatemala (0.7%)
Sovereign (0.7%)
Guatemala Government Bond, 4.88%, 2/13/28		$687	$776
6.13%, 6/1/50 (a)		320	393
			1,169
Honduras (0.1%)
Sovereign (0.1%)
Honduras Government International Bond, 5.63%, 6/24/30 (a)		180	189
Hungary (1.1%)
Sovereign (1.1%)
Hungary Government International Bond, 5.38%, 3/25/24		1,250	1,412
7.63%, 3/29/41		220	361
			1,773
India (0.5%)
Sovereign (0.5%)
Export-Import Bank of India, 3.38%, 8/5/26 (a)		790	843
Indonesia (5.3%)
Sovereign (5.3%)
Indonesia Government International Bond, 3.85%, 7/18/27		400	446
4.13%, 1/15/25		1,484	1,641
4.45%, 4/15/70		660	783
4.75%, 1/8/26 (a)		830	949
4.75%, 1/8/26		990	1,132
5.35%, 2/11/49		200	260
5.88%, 1/15/24		1,250	1,413
Pertamina Persero PT, 6.45%, 5/30/44 (a)		680	888
6.50%, 11/7/48 (a)		660	877
			8,389
Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast Government International Bond, 4.88%, 1/30/32 (a)	EUR	590	701
Jamaica (0.8%)
Sovereign (0.8%)
Jamaica Government International Bond, 7.88%, 7/28/45		$720	1,006
8.00%, 3/15/39		150	211
			1,217
Jordan (0.6%)
Sovereign (0.6%)
Jordan Government International Bond, 7.38%, 10/10/47 (a)		840	887

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Kazakhstan (2.0%)
Sovereign (2.0%)
Kazakhstan Government International Bond, 5.13%, 7/21/25 (a)		$200	$233
5.13%, 7/21/25		1,000	1,164
6.50%, 7/21/45		320	469
KazMunayGas National Co., JSC, 6.38%, 10/24/48 (a)		980	1,300
			3,166
Kenya (0.8%)
Sovereign (0.8%)
Kenya Government International Bond, 8.00%, 5/22/32 (a)		1,110	1,252
Lebanon (0.2%)
Sovereign (0.2%)
Lebanon Government International Bond, 6.85%, 3/23/27 - 5/25/29 (d)(e)		2,940	386
Macedonia (0.3%)
Sovereign (0.3%)
North Macedonia Government International Bond, 1.63%, 3/10/28 (a)	EUR	350	410
Malaysia (0.5%)
Sovereign (0.5%)
Petronas Capital Ltd., 3.50%, 3/18/25		$720	781
Mexico (6.5%)
Corporate Bond (0.3%)
Cemex SAB de CV, 5.13%, 6/8/26 (a)(f)		400	413
Sovereign (6.2%)
Banco Nacional de Comercio Exterior SNC, 3.80%, 8/11/26 (a)		243	243
Mexican Bonos Series M, 7.75%, 5/29/31	MXN	29,597	1,568
Mexico Government International Bond, 3.75%, 4/19/71		$410	376
4.15%, 3/28/27 (b)		1,244	1,408
4.50%, 4/22/29		410	464
Petroleos Mexicanos, 6.84%, 1/23/30		1,501	1,549
6.88%, 10/16/25 (a)(b)		575	637
6.95%, 1/28/60		470	417
7.69%, 1/23/50		3,238	3,121
			9,783
			10,196
Mongolia (0.9%)
Sovereign (0.9%)
Mongolia Government International Bond, 4.45%, 7/7/31 (a)(g)		380	374
5.13%, 4/7/26 (a)		240	257
5.63%, 5/1/23		740	783
			1,414
	Face Amount (000)	Value (000)
Morocco (0.4%)
Sovereign (0.4%)
Morocco Government International Bond, 4.00%, 12/15/50 (a)	$610	$567
Nigeria (3.1%)
Corporate Bond (0.7%)
IHS Netherlands Holdco BV, 8.00%, 9/18/27 (a)	950	1,033
Sovereign (2.4%)
Nigeria Government International Bond, 6.38%, 7/12/23	270	290
6.50%, 11/28/27 (a)(b)	920	978
7.14%, 2/23/30 (a)	860	910
9.25%, 1/21/49 (a)	1,400	1,599
		3,777
		4,810
Oman (3.1%)
Sovereign (3.1%)
Oman Government International Bond, 6.00%, 8/1/29 (a)	2,200	2,345
6.25%, 1/25/31 (a)	2,370	2,552
		4,897
Panama (2.7%)
Corporate Bond (0.2%)
AES Panama Generation Holdings SRL, 4.38%, 5/31/30 (a)	375	393
Sovereign (2.5%)
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (a)	765	827
Panama Government International Bond, 3.87%, 7/23/60	470	481
4.00%, 9/22/24	914	996
4.50%, 4/1/56	450	510
8.88%, 9/30/27	763	1,055
		3,869
		4,262
Paraguay (1.3%)
Sovereign (1.3%)
Paraguay Government International Bond, 4.95%, 4/28/31 (a)	600	691
5.40%, 3/30/50 (a)	1,100	1,288
		1,979
Peru (2.6%)
Sovereign (2.6%)
Corporación Financiera de Desarrollo SA, 2.40%, 9/28/27 (a)	280	276
5.25%, 7/15/29 (a)	998	1,048
Peruvian Government International Bond, 5.63%, 11/18/50 (b)	890	1,228
6.55%, 3/14/37	1,150	1,587
		4,139

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Philippines (2.0%)
Sovereign (2.0%)
Philippine Government International Bond, 3.95%, 1/20/40		$386	$430
9.50%, 2/2/30		1,749	2,769
			3,199
Poland (0.6%)
Sovereign (0.6%)
Republic of Poland Government International Bond, 3.00%, 3/17/23		940	983
Qatar (3.2%)
Sovereign (3.2%)
Qatar Government International Bond, 3.75%, 4/16/30 (a)		760	862
4.00%, 3/14/29		420	484
4.82%, 3/14/49 (a)		2,870	3,702
			5,048
Romania (1.6%)
Sovereign (1.6%)
Romanian Government International Bond, 2.00%, 4/14/33	EUR	330	389
4.00%, 2/14/51		$830	873
4.38%, 8/22/23		600	648
4.88%, 1/22/24		500	552
			2,462
Russia (3.7%)
Sovereign (3.7%)
Russian Foreign Bond — Eurobond, 4.50%, 4/4/22		2,200	2,266
5.63%, 4/4/42		2,800	3,602
			5,868
Saudi Arabia (2.7%)
Corporate Bond (0.5%)
SA Global Sukuk Ltd., 2.69%, 6/17/31 (a)(b)		780	791
Sovereign (2.2%)
Saudi Government International Bond, 3.45%, 2/2/61 (a)		800	801
4.38%, 4/16/29		1,100	1,276
5.25%, 1/16/50 (a)		1,080	1,417
			3,494
			4,285
Senegal (0.6%)
Sovereign (0.6%)
Senegal Government International Bond, 6.25%, 5/23/33 (a)		920	973
Serbia (0.2%)
Sovereign (0.2%)
Serbia International Bond, 2.13%, 12/1/30 (a)		310	294
	Face Amount (000)	Value (000)
South Africa (1.5%)
Sovereign (1.5%)
Eskom Holdings SOC Ltd., 8.45%, 8/10/28	$710	$805
Republic of South Africa Government International Bond, 4.30%, 10/12/28	1,540	1,594
		2,399
Sri Lanka (0.8%)
Sovereign (0.8%)
Sri Lanka Government International Bond, 6.20%, 5/11/27	1,800	1,116
7.55%, 3/28/30	300	190
		1,306
Turkey (3.9%)
Sovereign (3.9%)
Hazine Mustesarligi Varlik Kiralama AS, 5.13%, 6/22/26 (a)(b)	690	690
Turkey Government International Bond, 4.88%, 4/16/43	630	503
5.25%, 3/13/30	570	543
5.75%, 3/22/24	1,580	1,643
5.88%, 6/26/31	1,300	1,266
6.38%, 10/14/25	830	871
6.88%, 3/17/36	700	709
		6,225
Ukraine (2.5%)
Sovereign (2.5%)
Ukraine Government International Bond, 7.75%, 9/1/23 - 9/1/26	3,550	3,869
United Arab Emirates (3.4%)
Corporate Bond (0.6%)
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/40 (a)	965	961
Sovereign (2.8%)
Abu Dhabi Government International Bond, 2.50%, 9/30/29 (a)	1,750	1,831
2.70%, 9/2/70 (a)	820	745
3.13%, 5/3/26	938	1,027
DP World Crescent Ltd., 4.85%, 9/26/28	740	854
		4,457
		5,418
Uruguay (1.7%)
Sovereign (1.7%)
Uruguay Government International Bond, 4.38%, 10/27/27	1,100	1,266
5.10%, 6/18/50	1,020	1,339
		2,605
Uzbekistan (0.3%)
Sovereign (0.3%)
Republic of Uzbekistan Bond, 3.70%, 11/25/30 (a)	410	409

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Venezuela (0.4%)
Sovereign (0.4%)
Petroleos de Venezuela SA, 6.00%, 11/15/26 (d)(e)	$15,740	$708
Zambia (0.3%)
Sovereign (0.3%)
Zambia Government International Bond, 5.38%, 9/20/22	650	412
Total Fixed Income Securities (Cost $151,451)		148,435
	No. of Warrant
Warrants (0.0%) (h)
Venezuela (0.0%) (h)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (i) (Cost $—)	3,750	8
	Shares
Short-Term Investments (9.2%)
Securities held as Collateral on Loaned Securities (4.0%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	5,364,380	5,364
	Face Amount (000)
Repurchase Agreements (0.6%)
HSBC Securities USA, Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $253; fully collateralized by a U.S. Government obligation; 0.00% due 2/15/23; valued at $258)	$253	253
Merrill Lynch & Co., Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $707; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 12/30/21 - 8/15/43; valued at $721)	707	707
		960
Total Securities held as Collateral on Loaned Securities (Cost $6,324)		6,324
	Shares
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $7,259)	7,259,035	7,259
	Face Amount (000)		Value (000)
Sovereign (0.6%)
Egypt (0.6%)
Egypt Treasury Bill, 13.25%, 9/7/21 (Cost $984)	EGP	15,850	$991
Total Short-Term Investments (Cost $14,567)			14,574
Total Investments (103.4%) (Cost $166,018) Including $7,379 of Securities Loaned (j)(k)			163,017
Liabilities in Excess of Other Assets (-3.4%)			(5,335)
Net Assets (100.0%)			$157,682

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  All or a portion of this security was on loan at June 30, 2021.

(c)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.

(d)  Non-income producing security; bond in default.

(e)  Issuer in bankruptcy.

(f)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2021.

(g)  When-issued security.

(h)  Amount is less than 0.05%.

(i)  Perpetual maturity date. Date disclosed is the last expiration date.

(j)  Securities are available for collateral in connection with open foreign currency forward exchange contracts and when-issued security.

(k)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,035,000 and the aggregate gross unrealized depreciation is approximately $12,936,000, resulting in net unrealized depreciation of approximately $2,901,000.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	EUR	2,670	$3,263	8/25/21	$94
BNP Paribas SA	EUR	290	$352	8/25/21	8
JPMorgan Chase Bank NA	MXN	16,500	$821	8/25/21	(2)
					$100

DOP  — Dominican Peso

EGP  — Egyptian Pound

EUR  — Euro

MXN  — Mexican Peso

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	89.4%
Corporate Bonds	5.3
Short-Term Investments	5.3
Other**	0.0	***
Total Investments	100.0	%****

*    Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.

**    Industries and/or investment types representing less than 5% of total investments.

***    Amount is less than 0.05%.

****  Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $100,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $153,395)	$150,394
Investment in Security of Affiliated Issuer, at Value (Cost $12,623)	12,623
Total Investments in Securities, at Value (Cost $166,018)	163,017
Foreign Currency, at Value (Cost $33)	19
Cash from Securities Lending	183
Interest Receivable	2,155
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	102
Receivable for Fund Shares Sold	22
Receivable from Securities Lending Income	1
Receivable from Affiliate	—	@
Other Assets	24
Total Assets	165,523
Liabilities:
Collateral on Securities Loaned, at Value	6,507
Deferred Capital Gain Country Tax	533
Payable for Investments Purchased	372
Payable for Advisory Fees	293
Payable for Professional Fees	43
Payable for Servicing Fees	35
Payable for Administration Fees	10
Payable for Custodian Fees	9
Payable for Fund Shares Redeemed	3
Unrealized Depreciation on Foreign Currency Forward Exchange Contract	2
Payable for Transfer Agency Fees	1
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	32
Total Liabilities	7,841
NET ASSETS	$157,682
Net Assets Consist of:
Paid-in-Capital	$173,703
Total Accumulated Loss	(16,021)
Net Assets	$157,682
CLASS I:
Net Assets	$140,336
Net Asset Value, Offering and Redemption Price Per Share Applicable to 18,251,617 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.69
CLASS II:
Net Assets	$17,346
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,275,757 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.62
(1) Including:
Securities on Loan, at Value:	$7,379

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $50 of Foreign Taxes Withheld)	$4,473
Income from Securities Loaned — Net	3
Dividends from Security of Affiliated Issuer (Note H)	— @
Total Investment Income	4,476
Expenses:
Advisory Fees (Note B)	585
Servicing Fees (Note D)	120
Professional Fees	75
Administration Fees (Note C)	62
Distribution Fees — Class II Shares (Note E)	21
Shareholder Reporting Fees	11
Custodian Fees (Note G)	10
Pricing Fees	8
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	3
Other Expenses	11
Total Expenses	911
Waiver of Distribution Fees — Class II Shares (Note E)	(17)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	893
Net Investment Income	3,583
Realized Gain (Loss):
Investments Sold (Net of $11 of Capital Gain Country Tax)	43
Foreign Currency Forward Exchange Contracts	(26)
Foreign Currency Translation	(3)
Net Realized Gain	14
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $177)	(4,784)
Foreign Currency Forward Exchange Contracts	111
Foreign Currency Translation	(8)
Net Change in Unrealized Appreciation (Depreciation)	(4,681)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(4,667)
Net Decrease in Net Assets Resulting from Operations	$(1,084)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,583	$7,207
Net Realized Gain	14	1,881
Net Change in Unrealized Appreciation (Depreciation)	(4,681)	(3,725)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,084)	5,363
Dividends and Distributions to Shareholders:
Class I	—	(6,350)
Class II	—	(839)
Total Dividends and Distributions to Shareholders	—	(7,189)
Capital Share Transactions:(1)
Class I:
Subscribed	6,464	10,537
Distributions Reinvested	—	6,350
Redeemed	(10,476)	(40,250)
Class II:
Subscribed	876	1,915
Distributions Reinvested	—	839
Redeemed	(1,172)	(6,036)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,308)	(26,645)
Total Decrease in Net Assets	(5,392)	(28,471)
Net Assets:
Beginning of Period	163,074	191,545
End of Period	$157,682	$163,074
(1) Capital Share Transactions:
Class I:
Shares Subscribed	851	1,449
Shares Issued on Distributions Reinvested	—	886
Shares Redeemed	(1,379)	(5,739)
Net Decrease in Class I Shares Outstanding	(528)	(3,404)
Class II:
Shares Subscribed	117	259
Shares Issued on Distributions Reinvested	—	118
Shares Redeemed	(156)	(840)
Net Decrease in Class II Shares Outstanding	(39)	(463)

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$7.74		$7.68		$7.09		$8.08		$7.79		$7.45
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.32		0.38		0.36		0.42		0.45
Net Realized and Unrealized Gain (Loss)	(0.22)		0.08		0.62		(0.92)		0.32		0.34
Total from Investment Operations	(0.05)		0.40		1.00		(0.56)		0.74		0.79
Distributions from and/or in Excess of:
Net Investment Income	—		(0.34)		(0.41)		(0.43)		(0.45)		(0.45)
Net Asset Value, End of Period	$7.69		$7.74		$7.68		$7.09		$8.08		$7.79
Total Return(3)	(0.65	)%(6)	5.55%		14.25%		(6.94)%		9.71%		10.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$140,336		$145,312		$170,382		$165,582		$219,994		$200,455
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		N/A		N/A		1.08%
Ratio of Expenses After Expense Limitation	1.14	%(4)(7)	1.15	%(4)	1.11	%(4)	1.11	%(4)	1.10	%(4)	1.05	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.11	%(4)	N/A		N/A
Ratio of Net Investment Income	4.60	%(4)(7)	4.34	%(4)	5.04	%(4)	4.83	%(4)	5.22	%(4)	5.72	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.00	%(5)	0.01%		0.00	%(5)
Portfolio Turnover Rate	17	%(6)	40%		40%		32%		46%		53%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Income would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$7.67		$7.61		$7.03		$8.02		$7.74		$7.40
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.31		0.37		0.36		0.41		0.44
Net Realized and Unrealized Gain (Loss)	(0.22)		0.08		0.62		(0.92)		0.32		0.34
Total from Investment Operations	(0.05)		0.39		0.99		(0.56)		0.73		0.78
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)		(0.41)		(0.43)		(0.45)		(0.44)
Net Asset Value, End of Period	$7.62		$7.67		$7.61		$7.03		$8.02		$7.74
Total Return(3)	(0.65	)%(6)	5.53%		14.17%		(7.04)%		9.58%		10.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,346		$17,762		$21,163		$19,502		$22,144		$19,661
Ratio of Expenses Before Expense Limitation	1.39	%(7)	1.40%		1.37%		1.36%		1.36%		1.33%
Ratio of Expenses After Expense Limitation	1.19	%(4)(7)	1.20	%(4)	1.16	%(4)	1.16	%(4)	1.15	%(4)	1.10	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.16	%(4)	N/A		N/A
Ratio of Net Investment Income	4.55	%(4)(7)	4.29	%(4)	4.99	%(4)	4.78	%(4)	5.17	%(4)	5.67	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.00	%(5)	0.01%		0.00	%(5)
Portfolio Turnover Rate	17	%(6)	40%		40%		32%		46%		53%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Income would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited")

(the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$8,257	$—	$8,257
Sovereign	—	140,178	—	140,178
Total Fixed Income Securities	—	148,435	—	148,435
Warrants	—	8	—	8
Short-Term Investments
Investment Company	12,623	—	—	12,623
Repurchase Agreements	—	960	—	960
Sovereign	—	991	—	991
Total Short-Term Investments	12,623	1,951	—	14,574
Foreign Currency Forward Exchange Contracts	—	102	—	102
Total Assets	12,623	150,496	—	163,119
Liabilities:
Foreign Currency Forward Exchange Contract	—	(2)	—	(2)
Total	$12,623	$150,494	$—	$163,117

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

6.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$102
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$(2)

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(26)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$111

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contracts	$102	$(2)

(a)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
BNP Paribas SA	$102	$—	$—	$102
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$2	$—	$—	$2

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$3,291,000

7.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

8.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$7,379	(b)	$—	$(7,379	)(c)(d)	$0

(b)  Represents market value of loaned securities at period end.

(c)  The Fund received cash collateral of approximately $6,507,000, of which approximately $6,324,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2021, there was uninvested cash of approximately $183,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,018,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(d)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Sovereign	$6,507	$—	$—	$—	$6,507
Total Borrowings	$6,507	$—	$—	$—	$6,507
Gross amount of recognized liabilities for securities lending transactions					$6,507

9.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

11.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2021, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.75% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class I shares and 1.35% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2021.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2021, this waiver amounted to approximately $17,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody,

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $25,915,000 and $31,053,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds -Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$5,574	$28,392	$21,343	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$12,623

@  Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:	2019 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$7,189	$10,320

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$7,121	$—

At December 31, 2020, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $1,789,000 and $19,890,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2020, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,896,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 63.4%.

L. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, -three, and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee and the total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMDSAN
3687122 EXP 08.31.22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Emerging Markets Equity Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	17
Liquidity Risk Management Program	19
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Expense Example

Emerging Markets Equity Portfolio

As a shareholder of the Emerging Markets Equity Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Equity Portfolio Class I	$1,000.00	$1,088.00	$1,018.70	$6.37	$6.16	1.23%
Emerging Markets Equity Portfolio Class II	1,000.00	1,087.80	1,018.45	6.63	6.41	1.28

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (98.5%)
Argentina (1.3%)
Globant SA (a)	14,984	$3,284
Brazil (5.7%)
Hapvida Participacoes e Investimentos SA	891,161	2,761
Localiza Rent a Car SA	165,185	2,125
Lojas Renner SA	382,522	3,402
Pagseguro Digital Ltd., Class A (a)(b)	26,728	1,495
Petroleo Brasileiro SA	353,304	2,152
Petroleo Brasileiro SA (Preference)	424,930	2,514
		14,449
China (23.0%)
Alibaba Group Holding Ltd. (a)(c)	328,496	9,308
Anhui Conch Cement Co., Ltd., Class A	268,784	1,708
China Construction Bank Corp. H Shares (c)	4,121,230	3,243
China Mengniu Dairy Co., Ltd. (a)(c)	535,000	3,235
China Resources Beer Holdings Co., Ltd. (c)	492,000	4,420
Jiangsu Hengrui Medicine Co., Ltd., Class A	76,509	805
Kweichow Moutai Co., Ltd., Class A	18,991	6,045
Meituan, Class B (a)(c)	53,300	2,199
New Oriental Education & Technology Group, Inc. ADR (a)	173,700	1,423
Ping An Insurance Group Co. of China Ltd., Class A	122,589	1,219
Ping An Insurance Group Co. of China Ltd. H Shares (c)	94,500	926
Shenzhou International Group Holdings Ltd. (c)	177,400	4,480
TAL Education Group ADR (a)	25,068	632
Tencent Holdings Ltd. (c)	226,000	16,999
Wuxi Biologics Cayman, Inc. (a)(c)	89,000	1,631
		58,273
Germany (1.0%)
Infineon Technologies AG	63,488	2,546
Hong Kong (1.0%)
Hong Kong Exchanges & Clearing Ltd.	43,400	2,587
India (9.3%)
Asian Paints Ltd.	40,018	1,611
Bharti Airtel Ltd.	220,966	1,563
Eicher Motors Ltd. (a)	26,499	952
HDFC Bank Ltd. ADR (a)	28,528	2,086
Housing Development Finance Corp., Ltd.	91,511	3,048
ICICI Bank Ltd. (a)	374,805	3,181
ICICI Prudential Life Insurance Co., Ltd.	195,242	1,609
Infosys Ltd.	120,499	2,563
Infosys Ltd. ADR	35,722	757
Mahindra & Mahindra Ltd.	131,841	1,380
Reliance Industries Ltd.	38,734	1,100
Reliance Industries Partly Paid	133,488	2,670
Shree Cement Ltd. (a)	2,965	1,097
		23,617
Indonesia (1.0%)
Bank Central Asia Tbk PT	1,257,700	2,613
	Shares	Value (000)
Korea, Republic of (11.2%)
Hyundai Motor Co.	4,922	$1,047
Kakao Corp.	31,790	4,601
Kia Motors Corp.	12,388	986
LG Chem Ltd.	1,589	1,199
NAVER Corp.	4,009	1,486
Samsung Biologics Co., Ltd. (a)	1,769	1,321
Samsung Electronics Co., Ltd.	197,463	14,150
Samsung SDI Co., Ltd.	3,236	2,006
SK Hynix, Inc.	12,646	1,432
		28,228
Mexico (1.6%)
Grupo Aeroportuario del Centro Norte SAB de CV (a)	500,531	3,279
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	42,896	790
		4,069
Netherlands (1.7%)
ASML Holding N.V.	6,179	4,269
Panama (1.1%)
Copa Holdings SA, Class A (a)	35,168	2,649
Poland (2.1%)
Allegro.eu SA (a)	97,560	1,679
LPP SA (a)	1,036	3,497
		5,176
Russia (8.6%)
Fix Price Group Ltd. GDR (Euroclear) (a)	31,813	843
Fix Price Group Ltd. GDR (a)	96,387	278
LUKOIL PJSC ADR	30,892	2,861
Novatek PJSC (Registered GDR)	16,779	3,680
Novolipetsk Steel PJSC GDR	93,724	2,952
Ozon Holdings PLC ADR (a)	32,732	1,919
TCS Group Holding PLC GDR	64,526	5,646
Yandex N.V., Class A (a)	51,389	3,636
		21,815
Singapore (1.7%)
Sea Ltd. ADR (a)	15,450	4,243
South Africa (5.1%)
Anglo American Platinum Ltd.	18,978	2,192
Anglo American PLC	146,787	5,853
Capitec Bank Holdings Ltd.	25,353	2,994
Clicks Group Ltd. (b)	112,581	1,937
		12,976
Taiwan (14.9%)
Airtac International Group	43,000	1,659
ASE Technology Holding Co., Ltd.	952,738	3,830
Delta Electronics, Inc.	432,000	4,698
MediaTek, Inc.	55,000	1,899
Novatek Microelectronics Corp.	69,000	1,236

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Silergy Corp.	13,000	$1,768
Taiwan Semiconductor Manufacturing Co., Ltd.	1,059,000	22,615
		37,705
United Kingdom (2.7%)
Avast PLC	338,412	2,293
Mondi PLC	175,871	4,631
		6,924
United States (5.5%)
Applied Materials, Inc.	16,004	2,279
EPAM Systems, Inc. (a)	6,390	3,265
Lam Research Corp.	3,273	2,130
MercadoLibre, Inc. (a)	2,376	3,701
NIKE, Inc., Class B	15,997	2,471
		13,846
Total Common Stocks (Cost $139,870)		249,269
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $3,481)	3,481,378	3,481
Total Investments (99.9%) (Cost $143,351) Including $3,065 of Securities Loaned (d)		252,750
Other Assets in Excess of Liabilities (0.1%)		131
Net Assets (100.0%)		$252,881

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2021.

(c)  Security trades on the Hong Kong exchange.

(d)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $111,145,000 and the aggregate gross unrealized depreciation is approximately $1,746,000, resulting in net unrealized appreciation of approximately $109,399,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PJSC  Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	45.2%
Semiconductors & Semiconductor Equipment	17.4
Interactive Media & Services	10.6
Banks	7.8
Internet & Direct Marketing Retail	7.5
Oil, Gas & Consumable Fuels	5.9
Tech Hardware, Storage & Peripherals	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $139,870)	$249,269
Investment in Security of Affiliated Issuer, at Value (Cost $3,481)	3,481
Total Investments in Securities, at Value (Cost $143,351)	252,750
Foreign Currency, at Value (Cost $1,350)	1,345
Cash	6
Dividends Receivable	404
Tax Reclaim Receivable	57
Receivable for Fund Shares Sold	6
Receivable from Affiliate	—	@
Receivable from Securities Lending Income	—	@
Other Assets	34
Total Assets	254,602
Liabilities:
Payable for Advisory Fees	523
Payable for Investments Purchased	428
Deferred Capital Gain Country Tax	419
Payable for Fund Shares Redeemed	99
Payable for Servicing Fees	76
Payable for Custodian Fees	70
Payable for Professional Fees	47
Payable for Administration Fees	17
Payable for Transfer Agency Fees	3
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	38
Total Liabilities	1,721
NET ASSETS	$252,881
Net Assets Consist of:
Paid-in-Capital	$144,030
Total Distributable Earnings	108,851
Net Assets	$252,881
CLASS I:
Net Assets	$179,632
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,313,909 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$19.29
CLASS II:
Net Assets	$73,249
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,812,953 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$19.21
(1) Including:
Securities on Loan, at Value:	$3,065

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $265 of Foreign Taxes Withheld)	$1,684
Income from Securities Loaned — Net	5
Dividends from Security of Affiliated Issuer (Note H)	— @
Total Investment Income	1,689
Expenses:
Advisory Fees (Note B)	1,059
Servicing Fees (Note D)	186
Administration Fees (Note C)	100
Distribution Fees — Class II Shares (Note E)	92
Professional Fees	76
Custodian Fees (Note G)	74
Shareholder Reporting Fees	21
Transfer Agency Fees (Note F)	7
Directors' Fees and Expenses	3
Pricing Fees	3
Other Expenses	6
Total Expenses	1,627
Waiver of Distribution Fees — Class II Shares (Note E)	(74)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	1,552
Net Investment Income	137
Realized Gain (Loss):
Investments Sold	17,812
Foreign Currency Translation	(16)
Net Realized Gain	17,796
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $174)	2,893
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	2,892
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	20,688
Net Increase in Net Assets Resulting from Operations	$20,825

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$137	$694
Net Realized Gain (Loss)	17,796	(17,974)
Net Change in Unrealized Appreciation (Depreciation)	2,892	45,717
Net Increase in Net Assets Resulting from Operations	20,825	28,437
Dividends and Distributions to Shareholders:
Class I	—	(4,365)
Class II	—	(1,886)
Total Dividends and Distributions to Shareholders	—	(6,251)
Capital Share Transactions:(1)
Class I:
Subscribed	11,744	14,816
Distributions Reinvested	—	4,365
Redeemed	(13,722)	(31,140)
Class II:
Subscribed	4,044	9,684
Distributions Reinvested	—	1,886
Redeemed	(10,285)	(16,978)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(8,219)	(17,367)
Total Increase in Net Assets	12,606	4,819
Net Assets:
Beginning of Period	240,275	235,456
End of Period	$252,881	$240,275
(1) Capital Share Transactions:
Class I:
Shares Subscribed	624	1,016
Shares Issued on Distributions Reinvested	—	307
Shares Redeemed	(729)	(2,148)
Net Decrease in Class I Shares Outstanding	(105)	(825)
Class II:
Shares Subscribed	215	682
Shares Issued on Distributions Reinvested	—	133
Shares Redeemed	(551)	(1,164)
Net Decrease in Class II Shares Outstanding	(336)	(349)
The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$17.73		$15.99		$14.48		$17.65		$13.16		$12.39
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01		0.05		0.20		0.14		0.09		0.10
Net Realized and Unrealized Gain (Loss)	1.55		2.15		2.56		(3.23)		4.52		0.73
Total from Investment Operations	1.56		2.20		2.76		(3.09)		4.61		0.83
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.17)		(0.08)		(0.12)		(0.06)
Net Realized Gain	—		(0.25)		(1.08)		—		—		—
Total Distributions	—		(0.46)		(1.25)		(0.08)		(0.12)		(0.06)
Net Asset Value, End of Period	$19.29		$17.73		$15.99		$14.48		$17.65		$13.16
Total Return(3)	8.80	%(7)	14.44%		19.59%		(17.47)%		35.06%		6.74%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$179,632		$166,989		$163,794		$175,300		$238,026		$174,423
Ratio of Expenses Before Expense Limitation	N/A		1.30%		1.27%		N/A		1.32%		1.39%
Ratio of Expenses After Expense Limitation	1.23	%(4)(8)	1.25	%(4)	1.25	%(4)	1.22	%(4)	1.25	%(4)	1.28	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.25	%(4)	1.25	%(4)	1.22	%(4)	N/A		N/A
Ratio of Net Investment Income	0.13	%(4)(8)	0.35	%(4)	1.33	%(4)	0.86	%(4)	0.56	%(4)	0.74	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	15	%(7)	52%		36%		42%		37%		34%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class I shares. Prior to September 30, 2016, the maximum ratio was 1.35% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$17.66		$15.93		$14.44		$17.59		$13.11		$12.35
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01		0.04		0.19		0.13		0.08		0.09
Net Realized and Unrealized Gain (Loss)	1.54		2.14		2.54		(3.21)		4.51		0.73
Total from Investment Operations	1.55		2.18		2.73		(3.08)		4.59		0.82
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.16)		(0.07)		(0.11)		(0.06)
Net Realized Gain	—		(0.25)		(1.08)		—		—		—
Total Distributions	—		(0.45)		(1.24)		(0.07)		(0.11)		(0.06)
Net Asset Value, End of Period	$19.21		$17.66		$15.93		$14.44		$17.59		$13.11
Total Return(3)	8.78	%(7)	14.36%		19.51%		(17.51)%		35.06%		6.62%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$73,249		$73,286		$71,662		$68,404		$89,249		$76,392
Ratio of Expenses Before Expense Limitation	1.48	%(8)	1.55%		1.52%		1.48%		1.57%		1.64%
Ratio of Expenses After Expense Limitation	1.28	%(4)(8)	1.30	%(4)	1.30	%(4)	1.27	%(4)	1.30	%(4)	1.33	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.30	%(4)	1.30	%(4)	1.27	%(4)	N/A		N/A
Ratio of Net Investment Income	0.08	%(4)(8)	0.30	%(4)	1.28	%(4)	0.81	%(4)	0.51	%(4)	0.69	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	15	%(7)	52%		36%		42%		37%		34%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class II shares. Prior to September 30, 2016, the maximum ratio was 1.40% for Class II shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the

Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$2,649	$—	$—	$2,649
Automobiles	4,365	—	—	4,365
Banks	19,763	—	—	19,763
Beverages	10,465	—	—	10,465
Capital Markets	2,587	—	—	2,587
Chemicals	2,810	—	—	2,810
Construction Materials	2,805	—	—	2,805
Diversified Consumer Services	2,055	—	—	2,055
Electronic Equipment, Instruments & Components	6,704	—	—	6,704
Entertainment	4,243	—	—	4,243
Food & Staples Retailing	1,937	—	—	1,937
Food Products	3,235	—	—	3,235
Health Care Providers & Services	2,761	—	—	2,761

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$11,364	$—	$—	$11,364
Insurance	3,754	—	—	3,754
Interactive Media & Services	26,722	—	—	26,722
Internet & Direct Marketing Retail	18,806	—	—	18,806
Life Sciences Tools & Services	2,952	—	—	2,952
Machinery	1,659	—	—	1,659
Metals & Mining	10,997	—	—	10,997
Multi-Line Retail	3,680	843	—	4,523
Oil, Gas & Consumable Fuels	14,977	—	—	14,977
Paper & Forest Products	4,631	—	—	4,631
Pharmaceuticals	805	—	—	805
Road & Rail	2,125	—	—	2,125
Semiconductors & Semiconductor Equipment	44,004	—	—	44,004
Software	2,293	—	—	2,293
Tech Hardware, Storage & Peripherals	14,150	—	—	14,150
Textiles, Apparel & Luxury Goods	10,448	—	—	10,448
Thrifts & Mortgage Finance	3,048	—	—	3,048
Transportation Infrastructure	4,069	—	—	4,069
Wireless Telecommunication Services	1,563	—	—	1,563
Total Common Stocks	248,426	843	—	249,269
Short-Term Investment
Investment Company	3,481	—	—	3,481
Total Assets	$251,907	$843	$—	$252,750

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$3,065	(a)	$—	$(3,065	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received non-cash collateral of approximately $3,215,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
0.85%	0.75%	0.70%	0.65%

For the six months ended June 30, 2021, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.85% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares and 1.30% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2021.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2021, this waiver amounted to approximately $74,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $35,916,000 and $45,256,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$3,203	$26,658	$26,380	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$3,481

@  Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,804	$3,447	$2,399	$15,713

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,002	$—

At December 31, 2020, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $8,910,000 and $9,091,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 53.6%.

L. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMESAN
3687460 EXP 08.31.22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Global Franchise Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Investment Advisory Agreement Approval	14
Liquidity Risk Management Program	16
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Expense Example

Global Franchise Portfolio

As a shareholder of the Global Franchise Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class II	$1,000.00	$1,096.30	$1,018.84	$6.24	$6.01	1.20%

*  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.8%)
France (6.5%)
L'Oreal SA (BSRM)	1,751	$780
LVMH Moet Hennessy Louis Vuitton SE	817	641
Pernod Ricard SA	4,320	959
		2,380
Germany (4.6%)
SAP SE	12,086	1,703
Italy (0.6%)
Davide Campari-Milano N.V.	15,933	213
Netherlands (2.4%)
Heineken N.V.	7,155	867
United Kingdom (13.0%)
British American Tobacco PLC	21,591	836
Experian PLC	10,906	420
Reckitt Benckiser Group PLC	30,105	2,664
RELX PLC (Euronext N.V.)	6,467	173
RELX PLC (LSE)	24,649	654
		4,747
United States (71.7%)
Abbott Laboratories	13,330	1,545
Accenture PLC, Class A	5,448	1,606
Automatic Data Processing, Inc.	7,467	1,483
Baxter International, Inc.	18,098	1,457
Becton Dickinson & Co.	5,679	1,381
Coca-Cola Co. (The)	12,018	650
Danaher Corp.	6,060	1,626
Estee Lauder Cos., Inc. (The), Class A	1,238	394
Factset Research Systems, Inc.	658	221
Fidelity National Information Services, Inc.	6,243	885
Intercontinental Exchange, Inc.	8,191	972
Microsoft Corp.	13,048	3,535
Moody's Corp.	1,246	452
NIKE, Inc., Class B	2,809	434
Philip Morris International, Inc.	32,165	3,188
Procter & Gamble Co. (The)	11,704	1,579
Roper Technologies, Inc.	1,725	811
Thermo Fisher Scientific, Inc.	3,002	1,514
Visa, Inc., Class A	8,598	2,010
Zoetis, Inc.	2,675	499
		26,242
Total Common Stocks (Cost $19,804)		36,152
	Shares	Value (000)
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $461)	460,773	$461
Total Investments (100.1%) (Cost $20,265) (a)		36,613
Liabilities in Excess of Other Assets (–0.1%)		(44)
Net Assets (100.0%)		$36,569

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,370,000 and the aggregate gross unrealized depreciation is approximately $22,000, resulting in net unrealized appreciation of approximately $16,348,000.

BSRM  Berlin Second Regulated Market.

Euronext N.V.  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.0%
Health Care Equipment & Supplies	16.4
Information Technology Services	16.3
Software	14.3
Household Products	11.6
Tobacco	11.0
Beverages	7.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $19,804)	$36,152
Investment in Security of Affiliated Issuer, at Value (Cost $461)	461
Total Investments in Securities, at Value (Cost $20,265)	36,613
Receivable for Investments Sold	79
Dividends Receivable	62
Tax Reclaim Receivable	16
Receivable from Affiliate	—	@
Other Assets	13
Total Assets	36,783
Liabilities:
Payable for Investments Purchased	70
Payable for Fund Shares Redeemed	47
Payable for Professional Fees	36
Payable for Advisory Fees	21
Payable for Servicing Fees	14
Payable for Custodian Fees	8
Payable for Distribution Fees — Class II Shares	7
Payable for Administration Fees	2
Payable for Transfer Agency Fees	1
Other Liabilities	8
Total Liabilities	214
NET ASSETS	$36,569
Net Assets Consist of:
Paid-in-Capital	$15,156
Total Distributable Earnings	21,413
Net Assets	$36,569
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,654,951 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.77

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $7 of Foreign Taxes Withheld)	$326
Dividends from Security of Affiliated Issuer (Note H)	—	@
Total Investment Income	326
Expenses:
Advisory Fees (Note B)	138
Professional Fees	60
Distribution Fees — Class II Shares (Note E)	43
Servicing Fees (Note D)	24
Administration Fees (Note C)	14
Custodian Fees (Note G)	9
Shareholder Reporting Fees	6
Directors' Fees and Expenses	2
Transfer Agency Fees (Note F)	2
Pricing Fees	1
Other Expenses	5
Total Expenses	304
Waiver of Advisory Fees (Note B)	(96)
Rebate from Morgan Stanley Affiliate (Note H)	(—	@)
Net Expenses	208
Net Investment Income	118
Realized Gain:
Investments Sold	1,264
Foreign Currency Translation	1
Net Realized Gain	1,265
Change in Unrealized Appreciation (Depreciation):
Investments	1,907
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	1,906
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	3,171
Net Increase in Net Assets Resulting from Operations	$3,289

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$118	$243
Net Realized Gain	1,265	3,679
Net Change in Unrealized Appreciation (Depreciation)	1,906	60
Net Increase in Net Assets Resulting from Operations	3,289	3,982
Dividends and Distributions to Shareholders:
Class II	—	(3,630)
Capital Share Transactions:(1)
Class II:
Subscribed	1,870	1,391
Distributions Reinvested	—	3,630
Redeemed	(2,778)	(6,478)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(908)	(1,457)
Total Increase (Decrease) in Net Assets	2,381	(1,105)
Net Assets:
Beginning of Period	34,188	35,293
End of Period	$36,569	$34,188
(1) Capital Share Transactions:
Class II:
Shares Subscribed	148	119
Shares Issued on Distributions Reinvested	—	320
Shares Redeemed	(215)	(547)
Net Decrease in Class II Shares Outstanding	(67)	(108)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Financial Highlights

Global Franchise Portfolio

	Class II
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$12.56		$12.47		$11.18		$13.73		$12.64		$14.02
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.09		0.10		0.11		0.13		0.16
Net Realized and Unrealized Gain (Loss)	1.17		1.41		3.09		(0.22)		2.96		0.63
Total from Investment Operations	1.21		1.50		3.19		(0.11)		3.09		0.79
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		(0.12)		(0.15)		(0.19)		(0.21)
Net Realized Gain	—		(1.30)		(1.78)		(2.29)		(1.81)		(1.96)
Total Distributions	—		(1.41)		(1.90)		(2.44)		(2.00)		(2.17)
Net Asset Value, End of Period	$13.77		$12.56		$12.47		$11.18		$13.73		$12.64
Total Return(3)	9.63	%(6)	13.21%		29.53%		(1.77)%		25.75%		5.42%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$36,569		$34,188		$35,293		$32,322		$39,318		$37,841
Ratio of Expenses Before Expense Limitation	1.76	%(7)	1.80%		1.69%		1.77%		1.73%		1.60%
Ratio of Expenses After Expense Limitation	1.20	%(4)(7)	1.20	%(4)	1.20	%(4)	1.20	%(4)	1.20	%(4)	1.20	%(4)
Ratio of Net Investment Income	0.68	%(4)(7)	0.74	%(4)	0.82	%(4)	0.88	%(4)	0.96	%(4)	1.19	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	8	%(6)	17%		14%		27%		26%		24%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Company seeks long-term capital appreciation. The Fund currently offers Class II shares only, although Class I shares may be offered in the future.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of

8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$2,689	$—	$—	$2,689
Capital Markets	1,645	—	—	1,645
Health Care Equipment & Supplies	6,009	—	—	6,009
Household Products	4,243	—	—	4,243
Industrial Conglomerates	811	—	—	811
Information Technology Services	5,984	—	—	5,984
Life Sciences Tools & Services	1,514	—	—	1,514
Personal Products	1,174	—	—	1,174
Pharmaceuticals	499	—	—	499
Professional Services	1,247	—	—	1,247
Software	5,238	—	—	5,238
Textiles, Apparel & Luxury Goods	1,075	—	—	1,075
Tobacco	4,024	—	—	4,024
Total Common Stocks	36,152	—	—	36,152
Short-Term Investment
Investment Company	461	—	—	461
Total Assets	$36,613	$—	$—	$36,613

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.24% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $96,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,840,000 and $3,453,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$575	$3,247	$3,361	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$461

@  Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$367	$3,263	$315	$4,589

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$276	$3,690

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 82.3%.

L. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGFSAN
3687250 EXP 08.31.22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Global Infrastructure Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	17
Liquidity Risk Management Program	19
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Expense Example

Global Infrastructure Portfolio

As a shareholder of the Global Infrastructure Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$1,097.90	$1,020.48	$4.53	$4.36	0.87%
Global Infrastructure Portfolio Class II	1,000.00	1,096.10	1,019.24	5.82	5.61	1.12

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
Australia (4.1%)
Atlas Arteria Ltd. (a)	169,955	$812
Sydney Airport (a)(b)	120,049	521
Transurban Group (a)	200,755	2,143
		3,476
Canada (11.4%)
Canadian National Railway Co.	4,648	490
Enbridge, Inc.	73,596	2,947
Gibson Energy, Inc. (c)	137,473	2,634
Pembina Pipeline Corp. (c)	43,413	1,379
TC Energy Corp.	43,911	2,173
		9,623
China (8.6%)
China Everbright Environment Group Ltd. (d)	242,000	137
China Gas Holdings Ltd. (d)	1,007,400	3,075
China Merchants Port Holdings Co., Ltd. (d)	373,034	545
GDS Holdings Ltd. ADR (b)	19,540	1,534
Jiangsu Expressway Co., Ltd. H Shares (d)	642,000	727
Zhejiang Expressway Co., Ltd., Class H (d)	1,416,000	1,260
		7,278
Denmark (1.1%)
Orsted A/S	6,642	932
France (5.8%)
Getlink SE	44,968	701
Vinci SA	39,376	4,202
		4,903
Germany (1.1%)
Vantage Towers AG (b)	28,842	929
Hong Kong (1.1%)
Power Assets Holdings Ltd.	148,500	911
India (0.3%)
Azure Power Global Ltd. (b)	9,014	243
Italy (3.4%)
Atlantia SpA (b)	43,836	794
Infrastrutture Wireless Italiane SpA	99,338	1,120
Terna SpA	129,668	966
		2,880
Japan (2.0%)
Central Japan Railway Co.	3,900	592
East Japan Railway Co.	15,800	1,127
		1,719
Mexico (3.4%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B (b)	95,702	1,025
Grupo Aeroportuario del Sureste SAB de CV, Class B (b)	63,291	1,165
Promotora y Operadora de Infraestructura SAB de CV	81,193	648
		2,838
	Shares	Value (000)
New Zealand (0.6%)
Auckland International Airport Ltd. (b)	99,209	$504
Portugal (0.5%)
EDP Renovaveis SA	19,321	448
Spain (5.0%)
Aena SME SA (b)	4,225	693
Cellnex Telecom SA	27,270	1,737
Ferrovial SA	38,332	1,125
Iberdrola SA	50,305	613
		4,168
Switzerland (0.9%)
Flughafen Zurich AG (Registered) (b)	4,657	770
United Kingdom (5.6%)
National Grid PLC	262,043	3,338
Pennon Group PLC	42,939	674
Severn Trent PLC	20,669	715
		4,727
United States (43.3%)
Ameren Corp.	13,359	1,069
American Electric Power Co., Inc.	16,227	1,373
American Tower Corp. REIT	26,447	7,144
American Water Works Co., Inc.	10,871	1,676
Atmos Energy Corp.	10,771	1,035
Avangrid, Inc. (c)	17,182	884
Cheniere Energy, Inc. (b)	25,125	2,179
Crown Castle International Corp. REIT	34,130	6,659
Edison International	24,151	1,396
Eversource Energy	19,100	1,533
NextEra Energy, Inc.	2,128	156
ONEOK, Inc.	42,395	2,359
Republic Services, Inc.	9,530	1,048
SBA Communications Corp. REIT	6,094	1,942
Sempra Energy	17,899	2,371
Targa Resources Corp.	42,743	1,900
Union Pacific Corp.	2,273	500
Williams Cos., Inc. (The)	51,359	1,364
		36,588
Total Common Stocks (Cost $62,304)		82,937
Short-Term Investments (4.8%)
Securities held as Collateral on Loaned Securities (3.2%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	2,260,026	2,260

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
HSBC Securities USA, Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $106; fully collateralized by a U.S. Government obligation; 0.00% due 2/15/23; valued at $109)	$106	$106
Merrill Lynch & Co., Inc., (0.05%, dated 6/30/21, due 7/1/21; proceeds $298; fully collateralized by U.S. Government obligations; 0.00% – 3.63% due 12/30/21 – 8/15/43; valued at $304)	298	298
		404
Total Securities held as Collateral on Loaned Securities (Cost $2,664)		2,664
	Shares
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $1,335)	1,335,291	1,335
Total Short-Term Investments (Cost $3,999)		3,999
Total Investments (103.0%) (Cost $66,303) Including $4,395 of Securities Loaned (e)		86,936
Liabilities in Excess of Other Assets (–3.0%)		(2,506)
Net Assets (100.0%)		$84,430

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Non-income producing security.

(c)  All or a portion of this security was on loan at June 30, 2021.

(d)  Security trades on the Hong Kong exchange.

(e)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $21,503,000 and the aggregate gross unrealized depreciation is approximately $870,000, resulting in net unrealized appreciation of approximately $20,633,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	27.8%
Communications	25.0
Other**	13.7
Electricity Transmission & Distribution	13.3
Toll Roads	8.4
Diversified	6.3
Airports	5.5
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $62,708)	$83,341
Investment in Security of Affiliated Issuer, at Value (Cost $3,595)	3,595
Total Investments in Securities, at Value (Cost $66,303)	86,936
Foreign Currency, at Value (Cost $263)	261
Cash from Securities Lending	78
Dividends Receivable	328
Receivable for Investments Sold	119
Receivable for Fund Shares Sold	63
Tax Reclaim Receivable	23
Receivable from Securities Lending Income	1
Receivable from Affiliate	—	@
Other Assets	17
Total Assets	87,826
Liabilities:
Collateral on Securities Loaned, at Value	2,742
Payable for Investments Purchased	254
Payable for Fund Shares Redeemed	203
Payable for Advisory Fees	84
Payable for Professional Fees	38
Payable for Servicing Fees	37
Payable for Custodian Fees	12
Payable for Distribution Fees — Class II Shares	10
Payable for Administration Fees	6
Payable for Transfer Agency Fees	1
Other Liabilities	9
Total Liabilities	3,396
NET ASSETS	$84,430
Net Assets Consist of:
Paid-in-Capital	$58,326
Total Distributable Earnings	26,104
Net Assets	$84,430
CLASS I:
Net Assets	$36,123
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,240,641 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.52
CLASS II:
Net Assets	$48,307
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,720,943 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.44
(1) Including:
Securities on Loan, at Value:	$4,395

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $84 of Foreign Taxes Withheld)	$1,243
Income from Securities Loaned — Net	5
Dividends from Security of Affiliated Issuer (Note H)	— @
Total Investment Income	1,248
Expenses:
Advisory Fees (Note B)	340
Professional Fees	65
Distribution Fees — Class II Shares (Note E)	55
Servicing Fees (Note D)	53
Administration Fees (Note C)	32
Custodian Fees (Note G)	22
Shareholder Reporting Fees	10
Transfer Agency Fees (Note F)	3
Directors' Fees and Expenses	2
Pricing Fees	2
Other Expenses	5
Total Expenses	589
Waiver of Advisory Fees (Note B)	(186)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	402
Net Investment Income	846
Realized Gain (Loss):
Investments Sold	1,737
Foreign Currency Translation	(2)
Net Realized Gain	1,735
Change in Unrealized Appreciation (Depreciation):
Investments	4,840
Foreign Currency Translation	(7)
Net Change in Unrealized Appreciation (Depreciation)	4,833
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	6,568
Net Increase in Net Assets Resulting from Operations	$7,414

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$846	$1,471
Net Realized Gain	1,735	2,392
Net Change in Unrealized Appreciation (Depreciation)	4,833	(5,625)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,414	(1,762)
Dividends and Distributions to Shareholders:
Class I	—	(1,168)
Class II	—	(1,196)
Total Dividends and Distributions to Shareholders	—	(2,364)
Capital Share Transactions:(1)
Class I:
Subscribed	620	1,652
Distributions Reinvested	—	1,168
Redeemed	(3,776)	(7,202)
Class II:
Subscribed	8,752	5,363
Distributions Reinvested	—	1,196
Redeemed	(5,725)	(9,123)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(129)	(6,946)
Total Increase (Decrease) in Net Assets	7,285	(11,072)
Net Assets:
Beginning of Period	77,145	88,217
End of Period	$84,430	$77,145
(1) Capital Share Transactions:
Class I:
Shares Subscribed	77	225
Shares Issued on Distributions Reinvested	—	164
Shares Redeemed	(458)	(958)
Net Decrease in Class I Shares Outstanding	(381)	(569)
Class II:
Shares Subscribed	1,078	714
Shares Issued on Distributions Reinvested	—	169
Shares Redeemed	(716)	(1,237)
Net Increase (Decrease) in Class II Shares Outstanding	362	(354)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$7.76		$8.12		$6.80		$7.91		$7.53		$7.08
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.15		0.20		0.20		0.23		0.22
Net Realized and Unrealized Gain (Loss)	0.67		(0.26)		1.69		(0.79)		0.72		0.88
Total from Investment Operations	0.76		(0.11)		1.89		(0.59)		0.95		1.10
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		(0.22)		(0.23)		(0.19)		(0.18)
Net Realized Gain	—		(0.12)		(0.35)		(0.29)		(0.38)		(0.47)
Total Distributions	—		(0.25)		(0.57)		(0.52)		(0.57)		(0.65)
Net Asset Value, End of Period	$8.52		$7.76		$8.12		$6.80		$7.91		$7.53
Total Return(3)	9.79	%(6)	(1.15)%		28.30%		(7.85)%		12.96%		15.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$36,123		$35,868		$42,162		$38,642		$50,116		$51,786
Ratio of Expenses Before Expense Limitation	1.33	%(7)	1.36%		1.33%		1.34%		1.34%		1.29%
Ratio of Expenses After Expense Limitation	0.87	%(4)(7)	0.87	%(4)	0.87	%(4)	0.87	%(4)	0.86	%(4)	0.86	%(4)
Ratio of Net Investment Income	2.24	%(4)(7)	2.06	%(4)	2.58	%(4)	2.80	%(4)	2.98	%(4)	2.87	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.01%		0.01%
Portfolio Turnover Rate	30	%(6)	62%		30%		44%		43%		51%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Financial Highlights

Global Infrastructure Portfolio

	Class II
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$7.70		$8.06		$6.76		$7.85		$7.49		$7.05
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.13		0.18		0.18		0.21		0.20
Net Realized and Unrealized Gain (Loss)	0.66		(0.26)		1.67		(0.77)		0.71		0.87
Total from Investment Operations	0.74		(0.13)		1.85		(0.59)		0.92		1.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		(0.20)		(0.21)		(0.18)		(0.16)
Net Realized Gain	—		(0.12)		(0.35)		(0.29)		(0.38)		(0.47)
Total Distributions	—		(0.23)		(0.55)		(0.50)		(0.56)		(0.63)
Net Asset Value, End of Period	$8.44		$7.70		$8.06		$6.76		$7.85		$7.49
Total Return(3)	9.61	%(6)	(1.43)%		27.87%		(7.89)%		12.54%		14.97%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,307		$41,277		$46,055		$38,193		$45,234		$37,747
Ratio of Expenses Before Expense Limitation	1.58	%(7)	1.61%		1.58%		1.59%		1.59%		1.54%
Ratio of Expenses After Expense Limitation	1.12	%(4)(7)	1.12	%(4)	1.12	%(4)	1.12	%(4)	1.11	%(4)	1.11	%(4)
Ratio of Net Investment Income	1.99	%(4)(7)	1.81	%(4)	2.33	%(4)	2.55	%(4)	2.73	%(4)	2.62	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.01%		0.01%
Portfolio Turnover Rate	30	%(6)	62%		30%		44%		43%		51%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio. The Fund seeks both capital appreciation and current income. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$4,678	$—	$—	$4,678
Commercial Services & Supplies	1,048	—	—	1,048
Communications	21,065	—	—	21,065
Diversified	5,327	—	—	5,327
Electricity Transmission & Distribution	11,170	—	—	11,170
Oil & Gas Storage & Transportation	23,416	—	—	23,416
Ports	545	—	—	545
Railroads	2,709	—	—	2,709
Renewables	1,623	—	—	1,623
Toll Roads	7,085	—	—	7,085
Utilities	1,069	—	—	1,069
Water	3,202	—	—	3,202
Total Common Stocks	82,937	—	—	82,937
Short-Term Investments
Investment Company	3,595	—	—	3,595
Repurchase Agreements	—	404	—	404
Total Short-Term Investments	3,595	404	—	3,999
Total Assets	$86,532	$404	$—	$86,936

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$4,395	(a)	$—	$(4,395	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $2,742,000, of which approximately $2,664,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2021, there was uninvested cash of approximately $78,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,888,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$2,742	$—	$—	$—	$2,742
Total Borrowings	$2,742	$—	$—	$—	$2,742
Gross amount of recognized liabilities for securities lending transactions					$2,742

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class I shares and 1.12% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $186,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $25,769,000 and $22,948,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$4,169	$18,191	$18,765	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$3,595

@  Amount is less than $500.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,179	$1,185	$2,240	$3,810

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,113	$2,941

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 68.3%.

L. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street

Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGINSAN
3687047 EXP 08.31.22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Global Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Investment Advisory Agreement Approval	18
Liquidity Risk Management Program	20
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Expense Example

Global Real Estate Portfolio

As a shareholder of the Global Real Estate Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class II	$1,000.00	$1,158.90	$1,018.60	$6.69	$6.26	1.25%

*  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.8%)
Australia (3.8%)
Charter Hall Group REIT	40,876	$476
Goodman Group REIT	30,919	491
Mirvac Group REIT	223,703	490
National Storage REIT	48,218	71
Scentre Group REIT	65,965	135
Stockland REIT	152,438	533
		2,196
Austria (0.3%)
CA Immobilien Anlagen AG	4,702	196
Canada (1.7%)
Granite REIT	9,105	606
RioCan REIT	20,149	359
		965
China (2.4%)
China Resources Land Ltd. (a)	76,000	308
Country Garden Services Holdings Co. Ltd. (a)	35,000	378
GDS Holdings Ltd. ADR (b)	3,881	304
Longfor Group Holdings Ltd. (a)	71,000	398
		1,388
Finland (0.5%)
Kojamo Oyj	11,815	270
France (2.7%)
Gecina SA REIT (c)	3,993	612
ICADE REIT	3,519	304
Klepierre SA REIT	6,013	155
Mercialys SA REIT	39,606	479
		1,550
Germany (4.4%)
Alstria Office AG REIT	14,653	271
Deutsche EuroShop AG	3,131	74
Deutsche Wohnen SE	12,219	747
LEG Immobilien SE	3,471	500
Vonovia SE	14,579	943
		2,535
Hong Kong (5.5%)
ESR Cayman Ltd. (b)	212,800	718
Link REIT	59,975	581
New World Development Co. Ltd.	80,146	416
SJM Holdings Ltd. (b)	153,000	167
Sun Hung Kai Properties Ltd.	31,393	468
Swire Properties Ltd.	6,900	21
Wharf Real Estate Investment Co., Ltd.	137,420	799
		3,170
Ireland (0.9%)
Hibernia REIT PLC	346,852	510
	Shares	Value (000)
Japan (9.4%)
Activia Properties, Inc. REIT	76	$360
Frontier Real Estate Investment Corp. REIT	15	70
GLP J-REIT	218	376
Japan Hotel Investment Corp. REIT	401	240
Japan Metropolitan Fund Investment Corp. REIT	367	398
Japan Real Estate Investment Corp. REIT	76	467
Mitsubishi Estate Co., Ltd.	20,600	333
Mitsui Fudosan Co., Ltd.	39,100	906
Nippon Building Fund, Inc. REIT (c)	76	474
Nippon Prologis, Inc. REIT	113	360
Nomura Real Estate Master Fund, Inc. REIT	269	431
NTT UD REIT Investment Corp. REIT	156	230
Orix, Inc. J-REIT	161	310
Sumitomo Realty & Development Co., Ltd.	12,900	461
		5,416
Malta (0.0%) (d)
BGP Holdings PLC (e)	5,886,464	8
Netherlands (1.3%)
Eurocommercial Properties N.V. CVA REIT	15,528	386
NSI N.V. REIT	9,423	364
		750
Singapore (2.2%)
City Developments Ltd.	44,400	241
Frasers Logistics & Commercial Trust REIT	188,000	202
Keppel REIT	199,700	175
Keppel DC REIT	182,100	337
Mapletree Industrial Trust REIT	141,257	297
		1,252
Spain (1.4%)
Inmobiliaria Colonial Socimi SA REIT	22,741	230
Merlin Properties Socimi SA REIT	56,003	580
		810
Sweden (1.3%)
Atrium Ljungberg AB, Class B	2,453	56
Fabege AB	26,142	419
Hufvudstaden AB, Class A	17,855	304
		779
Switzerland (0.4%)
PSP Swiss Property AG (Registered)	1,889	240
United Kingdom (4.1%)
British Land Co., PLC (The) REIT	84,045	575
Derwent London PLC REIT	2,937	135
Grainger PLC	74,036	292
Hammerson PLC REIT (c)	378,140	195
Helical PLC	10,737	65
Land Securities Group PLC REIT	74,899	700
Segro PLC REIT	21,449	325
St. Modwen Properties PLC	6,778	52
Workspace Group PLC REIT	2,216	25
		2,364

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
United States (57.5%)
Agree Realty Corp. REIT	6,141	$433
Alexandria Real Estate Equities, Inc. REIT	6,195	1,127
American Campus Communities, Inc. REIT	23,454	1,096
AvalonBay Communities, Inc. REIT	7,485	1,562
Boyd Gaming Corp. (b)	6,327	389
Brixmor Property Group, Inc. REIT	52,071	1,192
Caesars Entertainment, Inc. (b)	2,807	291
Columbia Property Trust, Inc. REIT	22,940	399
CyrusOne, Inc. REIT	8,660	619
Empire State Realty Trust, Inc., Class A REIT	57,444	689
Equinix, Inc. REIT	2,129	1,709
Healthcare Trust of America, Inc., Class A REIT	18,165	485
Healthpeak Properties, Inc. REIT	57,293	1,907
Host Hotels & Resorts, Inc. REIT (b)	34,543	590
Invitation Homes, Inc. REIT	37,157	1,386
Kilroy Realty Corp. REIT	8,801	613
Kimco Realty Corp. REIT	30,759	641
Life Storage, Inc. REIT	6,339	681
Medical Properties Trust, Inc. REIT	26,826	539
NETSTREIT Corp. REIT	39,004	900
Prologis, Inc. REIT	27,535	3,291
Public Storage REIT	9,145	2,750
Retail Properties of America, Inc., Class A REIT	53,009	607
RLJ Lodging Trust REIT	18,189	277
RPT Realty REIT	49,070	637
Simon Property Group, Inc. REIT	12,163	1,587
UDR, Inc. REIT	35,342	1,731
Ventas, Inc. REIT	18,133	1,035
VICI Properties, Inc. REIT	47,168	1,463
Welltower, Inc. REIT	30,759	2,556
		33,182
Total Common Stocks (Cost $47,383)		57,581
Short-Term Investments (1.6%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	605,930	606
	Face Amount (000)	Value (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc. (0.05%, dated 6/30/21, due 7/1/21; proceeds $29; fully collateralized by a U.S. Government obligation; 0.00% due 2/15/23; valued at $29)	$29	$29
Merrill Lynch & Co., Inc. (0.05%, dated 6/30/21, due 7/1/21; proceeds $80; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 12/30/21 - 8/15/43; valued at $81)	80	80
		109
Total Securities held as Collateral on Loaned Securities (Cost $715)		715
	Shares
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $211)	210,929	211
Total Short-Term Investments (Cost $926)		926
Total Investments (101.4%) (Cost $48,309) Including $1,256 of Securities Loaned (f)		58,507
Liabilities in Excess of Other Assets (–1.4%)		(830)
Net Assets (100.0%)		$57,677

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  All or a portion of this security was on loan at June 30, 2021.

(d)  Amount is less than 0.05%.

(e)  At June 30, 2021, the Fund held a fair valued security valued at approximately $8,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(f)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost book purposes. The aggregate gross unrealized appreciation is approximately $10,438,000 and the aggregate gross unrealized depreciation is approximately $240,000, resulting in net unrealized appreciation of approximately $10,198,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Diversified	22.4%
Residential	15.4
Retail	15.3
Office	11.7
Health Care	11.3
Industrial	10.7
Other**	7.1
Self Storage	6.1
Total Investments	100.0%

*  Percentage indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $47,492)	$57,690
Investment in Security of Affiliated Issuer, at Value (Cost $817)	817
Total Investments in Securities, at Value (Cost $48,309)	58,507
Foreign Currency, at Value (Cost $103)	103
Cash from Securities Lending	20
Receivable for Investments Sold	1,152
Dividends Receivable	177
Receivable for Fund Shares Sold	25
Tax Reclaim Receivable	15
Receivable from Securities Lending Income	1
Receivable from Affiliate	—	@
Other Assets	18
Total Assets	60,018
Liabilities:
Payable for Investments Purchased	1,352
Collateral on Securities Loaned, at Value	735
Payable for Fund Shares Redeemed	71
Payable for Advisory Fees	37
Payable for Custodian Fees	35
Payable for Professional Fees	35
Deferred Capital Gain Country Tax	26
Payable for Servicing Fees	17
Payable for Distribution Fees — Class II Shares	12
Payable for Administration Fees	4
Payable for Transfer Agency Fees	1
Other Liabilities	16
Total Liabilities	2,341
NET ASSETS	$57,677
Net Assets Consist of:
Paid-in-Capital	$48,211
Total Distributable Earnings	9,466
Net Assets	$57,677
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,816,961 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.92
(1) Including:
Securities on Loan, at Value:	$1,256

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $39 of Foreign Taxes Withheld)	$797
Income from Securities Loaned — Net	2
Non-Cash Dividends from Securities of Unaffiliated Issuers	90
Dividends from Security of Affiliated Issuer (Note H)	— @
Total Investment Income	889
Expenses:
Advisory Fees (Note B)	219
Distribution Fees — Class II Shares (Note E)	68
Professional Fees	62
Servicing Fees (Note D)	46
Custodian Fees (Note G)	45
Administration Fees (Note C)	22
Shareholder Reporting Fees	12
Pricing Fees	5
Transfer Agency Fees (Note F)	2
Directors' Fees and Expenses	2
Other Expenses	5
Total Expenses	488
Waiver of Advisory Fees (Note B)	(146)
Rebate from Morgan Stanley Affiliate (Note H)	(— @)
Net Expenses	342
Net Investment Income	547
Realized Gain (Loss):
Investments Sold (Net of $3 of Capital Gain Country Tax)	7,860
Foreign Currency Translation	(5)
Net Realized Gain	7,855
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $4)	(273)
Foreign Currency Translation	(4)
Net Change in Unrealized Appreciation (Depreciation)	(277)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	7,578
Net Increase in Net Assets Resulting from Operations	$8,125

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$547	$999
Net Realized Gain (Loss)	7,855	(5,615)
Net Change in Unrealized Appreciation (Depreciation)	(277)	(5,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,125	(10,613)
Dividends and Distributions to Shareholders:
Class II	—	(3,403)
Capital Share Transactions:(1)
Class II:
Subscribed	2,011	7,643
Distributions Reinvested	—	3,403
Redeemed	(5,713)	(14,202)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,702)	(3,156)
Total Increase (Decrease) in Net Assets	4,423	(17,172)
Net Assets:
Beginning of Period	53,254	70,426
End of Period	$57,677	$53,254
(1) Capital Share Transactions:
Class II:
Shares Subscribed	220	974
Shares Issued on Distributions Reinvested	—	464
Shares Redeemed	(625)	(1,735)
Net Decrease in Class II Shares Outstanding	(405)	(297)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$8.56		$10.80		$9.87		$11.09		$10.36		$10.18
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.16		0.18		0.25		0.24		0.16
Net Realized and Unrealized Gain (Loss)	1.27		(1.86)		1.58		(1.13)		0.75		0.16
Total from Investment Operations	1.36		(1.70)		1.76		(0.88)		0.99		0.32
Distributions from and/or in Excess of:
Net Investment Income	—		(0.37)		(0.29)		(0.34)		(0.26)		(0.14)
Net Realized Gain	—		(0.17)		(0.54)		—		—		—
Total Distributions	—		(0.54)		(0.83)		(0.34)		(0.26)		(0.14)
Net Asset Value, End of Period	$9.92		$8.56		$10.80		$9.87		$11.09		$10.36
Total Return(3)	15.89	%(7)	(14.85)%		18.06%		(8.20)%		9.71%		3.12%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$57,677		$53,254		$70,426		$66,751		$83,625		$86,247
Ratio of Expenses Before Expense Limitation	1.78	%(8)	1.81%		1.64%		1.66%		1.69%		1.60%
Ratio of Expenses After Expense Limitation	1.25	%(4)(8)	1.25	%(4)	1.25	%(4)	1.33	%(4)(5)	1.40	%(4)	1.40	%(4)
Ratio of Net Investment Income	1.99	%(4)(8)	1.89	%(4)	1.67	%(4)	2.37	%(4)	2.26	%(4)	1.54	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	71	%(7)	53%		24%		36%		34%		24%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class II shares. Prior to July 1, 2018, the maximum ratio was 1.40% for Class II shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Fund seeks to provide current income and capital appreciation. The Fund currently offers Class II shares only, although Class I shares may be offered in the future.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$12,961	$—	$—	$12,961
Health Care	6,522	—	—	6,522
Industrial	6,167	—	—	6,167
Industrial/Office Mixed	499	—	—	499
Lodging/Resorts	1,954	—	—	1,954
Office	6,771	—	—	6,771
Residential	8,905	—	8	8,913
Retail	8,829	—	—	8,829
Self Storage	3,502	—	—	3,502
Specialty	1,463	—	—	1,463
Total Common Stocks	57,573	—	8	57,581

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets: (cont'd)
Short-Term Investments
Investment Company	$817	$—	$—	$817
Repurchase Agreements	—	109	—	109
Total Short-Term Investments	817	109	—	926
Total Assets	$58,390	$109	$8	$58,507

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$9
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(1)
Realized gains (losses)	—
Ending Balance	$8
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$(1)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021:

	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$8	Market Transaction Method	Transaction Valuation	$0.001	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: Fund may enter into repurchase agreements under which a Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,256	(a)	$—	$(1,256	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

(b)  The Fund received cash collateral of approximately $735,000, of which approximately $715,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2021, there was uninvested cash of approximately $20,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $596,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$735	$—	$—	$—	$735
Total Borrowings	$735	$—	$—	$—	$735
Gross amount of recognized liabilities for securities lending transactions					$735

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.80% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $146,000 of advisory fees were waived pursuant to this arrangement.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $38,740,000 and $41,587,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$618	$7,989	$7,790	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$817

@  Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,346	$1,057	$1,979	$3,259

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to an adjustment to prior period equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$5	$(5)

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,434	$—

At December 31, 2020, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $520,000 and $6,086,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 84.9%.

L. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGRESAN
3687205 EXP 08.31.22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Global Strategist Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Consolidated Expense Example	2
Consolidated Portfolio of Investments	3
Consolidated Statement of Assets and Liabilities	29
Consolidated Statement of Operations	30
Consolidated Statements of Changes in Net Assets	31
Consolidated Financial Highlights	32
Notes to Consolidated Financial Statements	34
Investment Advisory Agreement Approval	47
Liquidity Risk Management Program	49
Director and Officer Information	Back Cover

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Expense Example

Global Strategist Portfolio

As a shareholder of the Global Strategist Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$1,069.20	$1,020.38	$4.57	$4.46	0.89%
Global Strategist Portfolio Class II	1,000.00	1,068.60	1,019.89	5.08	4.96	0.99

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (44.7%)
Agency Adjustable Rate Mortgage (0.0%) (a)
United States (0.0%) (a)
Federal Home Loan Mortgage Corporation, Conventional Pool: 12 Month USD LIBOR + 1.62%, 2.08%, 7/1/45 (Cost $11)		$11	$11
Agency Fixed Rate Mortgages (3.0%)
United States (3.0%)
Federal Home Loan Mortgage Corporation, Conventional Pool: 4.50%, 1/1/49		20	21
Gold Pools: 3.50%, 2/1/45 - 6/1/45		241	262
4.50%, 1/1/49		19	20
Federal National Mortgage Association, Conventional Pools: 3.50%, 1/1/51		900	946
4.00%, 11/1/41 - 1/1/46		252	275
4.50%, 3/1/41 - 11/1/44		116	127
5.00%, 1/1/41 - 3/1/41		42	47
6.00%, 1/1/38		8	10
6.50%, 8/1/38		2	2
July TBA: 3.00%, 7/1/51 (c)		520	542
September TBA: 2.00%, 9/1/51 (c)		650	654
2.50%, 9/1/51 (c)		300	309
Government National Mortgage Association, Various Pools: 4.00%, 7/15/44		19	21
5.00%, 2/20/49 - 3/20/49		18	19
Total Agency Fixed Rate Mortgages (Cost $3,242)			3,255
Asset-Backed Securities (0.4%)
United States (0.4%)
Freed ABS Trust, 3.06%, 3/18/27 (d)		100	101
Louisiana Public Facilities Authority, 3 Month USD LIBOR + 0.90%, 1.08%, 4/26/27 (b)		1	1
New Century Home Equity Loan Trust, 1 Month USD LIBOR + 1.35%, 1.44%, 3/25/33 (b)		73	73
North Carolina State Education Assistance Authority, 3 Month USD LIBOR + 0.80%, 0.98%, 7/25/25 (b)		5	5
NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.58%, 1.67%, 12/25/34 (b)		75	75
Renaissance Home Equity Loan Trust, 1 Month USD LIBOR + 0.76%, 0.85%, 12/25/32 (b)		78	76
SLM Student Loan Trust, 3 Month EURIBOR + 0.55%, 0.01%, 7/25/39 (b)	EUR	96	113
Total Asset-Backed Securities (Cost $432)			444
	Face Amount (000)		Value (000)
Commercial Mortgage-Backed Securities (0.6%)
United Kingdom (0.1%)
Taurus DAC, 3 Month GBP LIBOR + 1.10%, 1.18%, 5/22/28 (b)	GBP	59	$81
United States (0.5%)
COMM Mortgage Trust, 3.28%, 1/10/46		$45	46
3.96%, 3/10/47		144	155
4.91%, 7/15/47 (b)(d)		100	102
Commercial Mortgage Pass-Through Certificates, 4.24%, 2/10/47 (b)		77	83
UBS-Barclays Commercial Mortgage Trust, 3.53%, 5/10/63		40	41
WFRBS Commercial Mortgage Trust, 5.17%, 9/15/46 (b)(d)		140	129
			556
Total Commercial Mortgage-Backed Securities (Cost $618)			637
Corporate Bonds (12.8%)
Australia (0.4%)
Macquarie Group Ltd., 4.15%, 3/27/24 (d)		50	53
NBN Co. Ltd., 2.63%, 5/5/31 (d)		200	205
Transurban Finance Co. Pty Ltd., 2.00%, 8/28/25	EUR	100	128
Westpac Banking Corp., 2.67%, 11/15/35		$75	74
			460
Belgium (0.1%)
Anheuser-Busch InBev SA, 2.75%, 3/17/36	EUR	75	108
Canada (0.5%)
Enbridge, Inc., 2.50%, 1/15/25		$125	131
Province of British Columbia Canada, 2.00%, 10/23/22		200	205
Province of Ontario Canada, 2.30%, 6/15/26		190	201
			537
China (0.2%)
Baidu, Inc., 2.88%, 7/6/22		200	204
Colombia (0.1%)
Ecopetrol SA, 5.88%, 9/18/23		140	151
France (0.7%)
Banque Federative du Credit Mutuel SA, 1.25%, 12/5/25	GBP	100	140
BNP Paribas SA, 1.13%, 6/11/26	EUR	125	155
BPCE SA, 5.15%, 7/21/24 (d)		$200	223

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Orange SA, 5.00%, 10/1/26 (e)	EUR	100	$142
TOTAL SE, 3.88%, 5/18/22 (e)		100	122
			782
Germany (0.9%)
Bayer US Finance II LLC, 3.88%, 12/15/23 (d)		$200	214
Daimler Finance North America LLC, 0.75%, 3/1/24 (d)		175	175
Deutsche Telekom International Finance BV, 3.60%, 1/19/27 (d)		150	165
Kreditanstalt fuer Wiederaufbau, 1.13%, 9/15/32	EUR	190	252
Volkswagen International Finance N.V., Series 10Y 1.88%, 3/30/27		100	129
			935
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 7/27/26		$200	214
Ireland (0.0%) (a)
Avolon Holdings Funding Ltd., 2.88%, 2/15/25 (d)		50	51
Israel (0.0%) (a)
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21		32	32
Japan (0.2%)
NTT Finance Corp., 1.59%, 4/3/28 (d)		200	200
Korea, Republic of (0.6%)
Korea Electric Power Corp., 2.50%, 6/24/24 (d)		200	210
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23 (d)		200	213
Korea Southern Power Co. Ltd., 0.75%, 1/27/26 (d)		200	195
			618
Netherlands (0.1%)
ASR Nederland N.V., 5.00%, 9/30/24 (e)	EUR	100	135
Qatar (0.2%)
Ooredoo International Finance Ltd., 2.63%, 4/8/31 (d)		$200	203
Saudi Arabia (0.2%)
Saudi Arabian Oil Co., 3.50%, 4/16/29		200	217
Spain (0.4%)
Banco Santander SA, 3.13%, 1/19/27	EUR	100	135
5.18%, 11/19/25		$200	229
	Face Amount (000)		Value (000)
CaixaBank SA, 0.75%, 4/18/23	EUR	100	$120
			484
Switzerland (0.9%)
Credit Suisse Group AG, 2.19%, 6/5/26 (d)		$500	512
Syngenta Finance N.V., 4.44%, 4/24/23 (d)		200	211
UBS Group AG, 3.49%, 5/23/23 (d)		200	206
			929
United Arab Emirates (0.4%)
ADCB Finance Cayman Ltd., 4.00%, 3/29/23 (d)		200	212
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 3/31/36 (d)		225	221
			433
United Kingdom (1.5%)
BAT Capital Corp., 3.56%, 8/15/27		125	134
BP Capital Markets PLC, 2.27%, 7/3/26		100	147
Heathrow Funding Ltd., 4.88%, 7/15/23 (d)		$100	100
HSBC Holdings PLC, 2.26%, 11/13/26	GBP	100	144
4.25%, 3/14/24		$200	217
Lloyds Banking Group PLC, 1.75%, 9/7/28	EUR	100	123
2.25%, 10/16/24	GBP	100	144
Nationwide Building Society, 3.77%, 3/8/24 (d)		$200	210
Natwest Group PLC, 3.88%, 9/12/23		200	214
NGG Finance PLC, 5.63%, 6/18/73	GBP	100	154
			1,587
United States (5.2%)
7-Eleven, Inc., 1.30%, 2/10/28 (d)		$100	97
Air Lease Corp., 2.30%, 2/1/25		75	78
Altria Group, Inc., 2.45%, 2/4/32		75	73
Amazon.com, Inc., 2.70%, 6/3/60		50	48
AT&T, Inc., 1.80%, 9/5/26	EUR	100	128
2.90%, 12/4/26	GBP	100	150
Bank of America Corp., 2.69%, 4/22/32		$50	51
MTN 4.00%, 1/22/25		175	192
Series N 2.65%, 3/11/32		50	51

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Boeing Co. (The), 5.15%, 5/1/30		$100	$119
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, 7/1/49		25	30
5.75%, 4/1/48		25	32
Chubb INA Holdings, Inc., 0.88%, 6/15/27	EUR	100	123
Cigna Corp., 2.38%, 3/15/31		$25	25
3.88%, 10/15/47		50	56
Citigroup, Inc., 2.56%, 5/1/32		100	102
5.50%, 9/13/25		75	87
Comcast Corp., 1.95%, 1/15/31		125	123
CVS Health Corp., 1.88%, 2/28/31		100	97
Deere & Co., 3.10%, 4/15/30		100	111
Diamondback Energy, Inc., 2.88%, 12/1/24		150	159
Emerson Electric Co., 1.25%, 10/15/25	EUR	125	156
Energy Transfer LP, 2.90%, 5/15/25		$150	158
Enterprise Products Operating LLC, 3.95%, 1/31/60		50	56
Ford Motor Credit Co. LLC, 3.09%, 1/9/23		200	204
Fox Corp., 4.71%, 1/25/29		150	176
Georgia-Pacific LLC, 2.30%, 4/30/30 (d)		125	128
Global Payments, Inc., 1.20%, 3/1/26		50	50
Goldman Sachs Group, Inc. (The), 2.88%, 10/31/22		75	76
HCA, Inc., 5.25%, 6/15/49		50	64
HSBC USA, Inc., 3.50%, 6/23/24		100	108
JPMorgan Chase & Co., 1.95%, 2/4/32		50	49
2.58%, 4/22/32		75	77
4.13%, 12/15/26		75	85
Las Vegas Sands Corp., 3.20%, 8/8/24		25	26
3.50%, 8/18/26		50	53
Level 3 Financing, Inc., 3.40%, 3/1/27 (d)		100	106
Lowe's Cos., Inc., 1.30%, 4/15/28		75	73
1.70%, 10/15/30		100	96
Metropolitan Life Global Funding I, 2.95%, 4/9/30 (d)		150	161
	Face Amount (000)		Value (000)
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30		$175	$177
NIKE, Inc., 2.85%, 3/27/30		50	54
NiSource, Inc., 3.60%, 5/1/30		100	111
NVIDIA Corp., 2.85%, 4/1/30		125	135
Occidental Petroleum Corp., 3.20%, 8/15/26		35	35
5.55%, 3/15/26		75	83
Oracle Corp., 3.95%, 3/25/51		50	55
Pacific Gas and Electric Co., 2.50%, 2/1/31		25	23
PepsiCo, Inc., 2.63%, 4/28/26	EUR	100	134
Prologis Euro Finance LLC, 1.88%, 1/5/29		100	131
Synchrony Bank, 3.00%, 6/15/22		$250	256
Union Pacific Corp., 3.55%, 5/20/61		50	54
Upjohn Finance BV, 1.91%, 6/23/32	EUR	100	126
Verizon Communications, Inc., 2.99%, 10/30/56		$50	47
3.40%, 3/22/41		100	106
Vontier Corp., 2.40%, 4/1/28 (d)		50	50
Walt Disney Co. (The), 2.65%, 1/13/31		150	158
Wells Fargo & Co., 2.88%, 10/30/30		125	132
			5,701
Total Corporate Bonds (Cost $13,468)			13,981
Mortgages — Other (0.6%)
United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC, 3 Month GBP LIBOR + 2.10%, 2.18%, 4/17/44 (b)	GBP	78	108
United States (0.5%)
Federal Home Loan Mortgage Corporation, 3.00%, 9/25/45 - 5/25/47		$157	157
3.50%, 5/25/45 - 7/25/46		66	66
4.00%, 5/25/45		5	5
Seasoned Credit Risk Transfer Trust, 3.00%, 11/25/57 - 10/25/58		237	252
4.00%, 10/25/58		19	21
			501
Total Mortgages — Other (Cost $583)			609

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Sovereign (24.4%)
Australia (0.7%)
Australia Government Bond, 0.25%, 11/21/25	AUD	450	$332
2.50%, 5/21/30		160	131
2.75%, 11/21/29		150	125
3.25%, 4/21/25		210	174
			762
Austria (0.1%)
Republic of Austria Government Bond, 0.00%, 2/20/30 (d)	EUR	70	84
Belgium (0.3%)
Kingdom of Belgium Government Bond, 0.90%, 6/22/29 (d)		30	38
1.70%, 6/22/50 (d)		90	129
1.90%, 6/22/38 (d)		150	219
			386
Brazil (2.3%)
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/24	BRL	15,000	2,493
Canada (1.4%)
Canadian Government Bond, 1.25%, 6/1/30	CAD	90	72
2.25%, 6/1/29		1,370	1,190
Province of Quebec Canada, 1.35%, 5/28/30		$240	235
			1,497
China (4.6%)
Agricultural Development Bank of China, 2.25%, 4/22/25	CNY	770	115
3.79%, 10/26/30		740	117
China Development Bank, 3.07%, 3/10/30		1,410	211
3.34%, 7/14/25		740	115
China Government Bond, 3.13%, 11/21/29		4,990	772
3.27%, 11/19/30		21,160	3,319
3.81%, 9/14/50		300	48
3.86%, 7/22/49		1,430	228
Export-Import Bank of China (The), 2.93%, 3/2/25		740	114
			5,039
Colombia (0.0%) (a)
Colombian TES, Series B 7.75%, 9/18/30	COP	122,600	34
Denmark (0.1%)
Denmark Government Bond, 0.50%, 11/15/27	DKK	630	106
Finland (0.1%)
Finland Government Bond, 1.13%, 4/15/34 (d)	EUR	70	93
	Face Amount (000)		Value (000)
France (1.5%)
Agence Francaise de Developpement EPIC, 1.50%, 10/31/34		$100	$134
French Republic Government Bond OAT, 0.00%, 11/25/29		910	1,085
2.00%, 5/25/48 (d)		170	260
SNCF Reseau, 1.88%, 3/30/34		100	138
			1,617
Germany (1.0%)
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/29		380	474
4.25%, 7/4/39		40	84
4.75%, 7/4/34		60	117
State of North Rhine-Westphalia Germany, 1.65%, 2/22/38		290	409
			1,084
Greece (2.6%)
Hellenic Republic Government Bond, 3.75%, 1/30/28		1,921	2,785
Hungary (0.0%) (a)
Hungary Government Bond, 3.00%, 8/21/30	HUF	4,450	16
Indonesia (0.3%)
Indonesia Government International Bond, 1.75%, 4/24/25	EUR	130	162
Indonesia Treasury Bond, 8.25%, 5/15/29	IDR	839,000	65
8.38%, 3/15/34		981,000	75
			302
Ireland (0.1%)
Ireland Government Bond, 0.20%, 10/18/30	EUR	80	96
Italy (1.1%)
Italy Buoni Poliennali Del Tesoro, 1.40%, 5/26/25 (d)		100	129
1.65%, 12/1/30 (d)		40	51
1.85%, 7/1/25 (d)		390	497
2.45%, 9/1/50 (d)		240	326
Republic of Italy Government International Bond, 0.88%, 5/6/24		200	199
			1,202
Japan (4.5%)
Japan Government Five-Year Bond, 0.10%, 6/20/24	JPY	118,000	1,070
Japan Government Ten-Year Bond, 0.10%, 6/20/26 - 6/20/29		201,000	1,828

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Japan Government Thirty-Year Bond, 0.30%, 6/20/46	JPY	37,000	$312
0.40%, 9/20/49		26,000	219
1.70%, 6/20/33		62,000	661
2.00%, 9/20/40		70,000	812
			4,902
Korea, Republic of (0.5%)
Export-Import Bank of Korea, 0.63%, 2/9/26		$200	196
Korea Development Bank (The), 0.80%, 7/19/26		200	197
Korea International Bond, 2.00%, 6/19/24		200	208
			601
Malaysia (0.3%)
Malaysia Government Bond, 3.89%, 8/15/29	MYR	440	111
Petronas Capital Ltd., 3.50%, 3/18/25 (d)		$200	217
			328
Mexico (0.4%)
Mexican Bonos, Series M 7.50%, 6/3/27	MXN	1,700	89
7.75%, 5/29/31		1,000	53
8.50%, 5/31/29		800	44
Mexico Government International Bond, 4.50%, 4/22/29		200	226
Petroleos Mexicanos, 6.95%, 1/28/60		$20	18
			430
Netherlands (0.2%)
Netherlands Government Bond, 0.00%, 7/15/30 (d)	EUR	190	229
2.75%, 1/15/47 (d)		20	38
			267
Norway (0.0%) (a)
Norway Government Bond, 1.38%, 8/19/30 (d)	NOK	220	26
Poland (0.1%)
Republic of Poland Government Bond, 2.50%, 7/25/27	PLN	230	64
Portugal (0.1%)
Portugal Obrigacoes do Tesouro OT, 0.70%, 10/15/27 (d)	EUR	110	137
Russia (0.1%)
Russian Federal Bond — OFZ, 7.95%, 10/7/26	RUB	6,010	86
Spain (0.6%)
Spain Government Bond, 1.25%, 10/31/30 (d)	EUR	410	527
2.70%, 10/31/48 (d)		40	62
3.45%, 7/30/66 (d)		21	38
			627
	Face Amount (000)		Value (000)
Sweden (0.1%)
Sweden Government Bond, 0.75%, 5/12/28	SEK	740	$90
United Kingdom (1.3%)
United Kingdom Gilt, 0.38%, 10/22/30	GBP	140	187
0.63%, 10/22/50		120	141
1.63%, 10/22/28		290	432
3.50%, 1/22/45		180	365
4.25%, 9/7/39		140	293
			1,418
Total Sovereign (Cost $25,341)			26,572
Supranational (1.0%)
Asian Development Bank, 2.13%, 5/19/31	NZD	60	41
European Investment Bank, 0.20%, 7/15/24	EUR	220	267
International Bank for Reconstruction & Development, SOFR + 0.43%, 0.46%, 8/19/27 (b)		$330	332
2.20%, 2/27/24	AUD	610	479
Total Supranational (Cost $1,072)			1,119
U.S. Treasury Securities (1.9%)
United States (1.9%)
U.S. Treasury Bonds, 1.13%, 5/15/40		$830	717
1.25%, 5/15/50		350	286
2.50%, 2/15/45		500	541
2.75%, 8/15/47		500	569
Total U.S. Treasury Securities (Cost $2,192)			2,113
Total Fixed Income Securities (Cost $46,959)			48,741
	Shares
Common Stocks (43.5%)
Australia (0.8%)
Afterpay Ltd. (f)		123	11
AGL Energy Ltd.		361	2
AMP Ltd.		1,955	2
Ampol Ltd.		142	3
APA Group		674	4
Aristocrat Leisure Ltd.		321	10
ASX Ltd.		107	6
Aurizon Holdings Ltd.		1,049	3
AusNet Services Ltd.		1,055	1
Australia & New Zealand Banking Group Ltd.		1,522	32
BHP Group Ltd.		6,283	229
BlueScope Steel Ltd.		297	5
Brambles Ltd.		796	7
CIMIC Group Ltd.		50	1
Cochlear Ltd.		36	7
Coles Group Ltd.		718	9
Commonwealth Bank of Australia		955	72
Computershare Ltd.		298	4

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
Crown Resorts Ltd. (f)	211	$2
CSL Ltd.	244	52
Dexus REIT	622	5
Endeavour Group Ltd. (f)	716	3
Evolution Mining Ltd.	934	3
Fortescue Metals Group Ltd.	4,061	71
Goodman Group REIT	917	15
GPT Group (The) REIT	1,105	4
Insurance Australia Group Ltd.	1,387	5
James Hardie Industries PLC CDI	246	8
Lendlease Corp Ltd. REIT	388	3
Macquarie Group Ltd.	184	22
Magellan Financial Group Ltd.	73	3
Medibank Pvt Ltd.	1,557	4
Mirvac Group REIT	2,277	5
National Australia Bank Ltd.	1,820	36
Newcrest Mining Ltd.	439	8
Northern Star Resources Ltd.	633	5
Oil Search Ltd.	1,116	3
OneMarket Ltd. (f)	137	—
Orica Ltd.	230	2
Origin Energy Ltd.	980	3
Qantas Airways Ltd. (f)	533	2
QBE Insurance Group Ltd.	789	6
Ramsay Health Care Ltd.	103	5
REA Group Ltd.	30	4
Rio Tinto Ltd.	204	19
Santos Ltd.	1,056	6
Scentre Group REIT	2,981	6
Seek Ltd.	194	5
Sonic Healthcare Ltd.	244	7
South32 Ltd.	2,782	6
Stockland REIT	1,360	5
Suncorp Group Ltd.	729	6
Sydney Airport (Units) (f)	748	3
Tabcorp Holdings Ltd.	1,250	5
Telstra Corp., Ltd.	2,276	6
TPG Telecom Ltd.	211	1
Transurban Group (Units)	1,517	16
Treasury Wine Estates Ltd.	396	3
Vicinity Centres REIT	2,211	3
Washington H Soul Pattinson & Co. Ltd.	62	2
Wesfarmers Ltd.	618	27
Westpac Banking Corp.	1,998	39
WiseTech Global Ltd.	84	2
Woodside Petroleum Ltd.	521	9
Woolworths Group Ltd.	687	20
Xero Ltd. (f)	76	8
		891
Austria (0.0%) (a)
Erste Group Bank AG	219	8
OMV AG	117	6
	Shares	Value (000)
Raiffeisen Bank International AG	118	$3
Verbund AG	53	5
voestalpine AG	92	4
		26
Belgium (0.1%)
Ageas	140	8
Anheuser-Busch InBev SA N.V.	597	43
Argenx SE (f)	33	10
Elia Group SA	24	3
Etablissements Franz Colruyt N.V.	43	2
Galapagos N.V. (f)	32	2
Groupe Bruxelles Lambert SA	89	10
KBC Group N.V.	196	15
Proximus	121	2
Sofina SA	12	5
Solvay SA	59	8
UCB SA	99	10
Umicore SA	155	10
		128
Brazil (0.1%)
Vale SA	5,346	122
Canada (0.7%)
Agnico Eagle Mines Ltd.	43	3
Air Canada (f)	28	1
Algonquin Power & Utilities Corp.	106	2
Alimentation Couche-Tard, Inc., Class B	253	9
AltaGas Ltd.	49	1
Atco Ltd. (Canada), Class I	14	1
B2Gold Corp.	186	1
Ballard Power Systems, Inc. (f)	40	1
Bank of Montreal	113	12
Bank of Nova Scotia (The)	213	14
Barrick Gold Corp. (LSE)	616	13
Barrick Gold Corp. (NYSE)	17,463	361
Bausch Health Cos., Inc. (f)	56	2
BCE, Inc.	27	1
Blackberry Ltd. (f)	94	1
Brookfield Asset Management Reinsurance Partners Ltd., Class A (f)	1	—	@
Brookfield Asset Management, Inc., Class A	223	11
Brookfield Renewable Corp., Class A	23	1
CAE, Inc. (f)	49	2
Cameco Corp.	70	1
Canadian Apartment Properties REIT	15	1
Canadian Imperial Bank of Commerce	78	9
Canadian National Railway Co.	125	13
Canadian Natural Resources Ltd.	210	8
Canadian Pacific Railway Ltd.	120	9
Canadian Tire Corp., Ltd., Class A	9	1
Canadian Utilities Ltd., Class A	23	1
Canopy Growth Corp. (f)	39	1
CCL Industries, Inc., Class B	26	1
Cenovus Energy, Inc.	236	2

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
CGI, Inc. (f)	41	$4
Constellation Software, Inc.	4	6
Dollarama, Inc.	52	2
Emera, Inc.	44	2
Empire Co., Ltd., Class A	30	1
Enbridge, Inc. (NYSE)	438	18
Enbridge, Inc. (TSX)	369	15
Fairfax Financial Holdings Ltd.	5	2
First Quantum Minerals Ltd.	105	2
FirstService Corp.	7	1
Fortis, Inc.	82	4
Franco-Nevada Corp.	34	5
George Weston Ltd.	14	1
GFL Environmental, Inc.	33	1
Gildan Activewear, Inc.	35	1
Great-West Lifeco, Inc.	49	2
Hydro One Ltd.	58	1
IA Financial Corp., Inc.	19	1
IGM Financial, Inc.	15	1
Imperial Oil Ltd.	45	1
Intact Financial Corp.	25	3
Inter Pipeline Ltd.	76	1
Keyera Corp.	38	1
Kinross Gold Corp.	223	1
Kirkland Lake Gold Ltd.	47	2
Loblaw Cos., Ltd.	31	2
Lundin Mining Corp.	117	1
Magna International, Inc.	49	5
Manulife Financial Corp.	342	7
Metro, Inc.	44	2
National Bank of Canada	59	4
Northland Power, Inc.	39	1
Nutrien Ltd.	201	12
Onex Corp.	14	1
Open Text Corp.	48	3
Pan American Silver Corp.	37	1
Parkland Corp.	26	1
Pembina Pipeline Corp.	98	3
Power Corp. of Canada	99	3
Quebecor, Inc., Class B	31	1
Restaurant Brands International, Inc.	51	3
RioCan Real Estate Investment Trust	28	1
Ritchie Bros Auctioneers, Inc.	19	1
Rogers Communications, Inc., Class B	63	3
Royal Bank of Canada	250	25
Saputo, Inc.	43	1
Shaw Communications, Inc., Class B	83	2
Shopify, Inc., Class A (f)	20	29
SSR Mining, Inc.	39	1
Sun Life Financial, Inc.	103	5
Suncor Energy, Inc.	271	7
TC Energy Corp.	267	13
Teck Resources Ltd., Class B	83	2
	Shares	Value (000)
TELUS Corp.	75	$2
Thomson Reuters Corp.	31	3
TMX Group Ltd.	10	1
Toromont Industries Ltd.	15	1
Toronto-Dominion Bank (The)	519	36
West Fraser Timber Co., Ltd.	15	1
Wheaton Precious Metals Corp.	80	4
WSP Global, Inc.	19	2
Yamana Gold, Inc.	169	1
		754
China (0.1%)
Brilliance China Automotive Holdings Ltd. (g)	1,709	2
BYD Co., Ltd. H Shares (g)	794	24
China Common Rich Renewable Energy Investments Ltd.	18,000	—
Dongfeng Motor Group Co., Ltd. H Shares (g)	2,336	2
Geely Automobile Holdings Ltd. (g)	5,099	16
Great Wall Motor Co., Ltd. H Shares (g)	2,902	10
Guangzhou Automobile Group Co., Ltd. H Shares (g)	2,544	2
Wharf Holdings Ltd. (The) (g)	1,400	5
Yadea Group Holdings Ltd. (g)	908	2
Yum China Holdings, Inc.	456	30
		93
Denmark (0.4%)
Ambu A/S Series B	161	6
AP Moller — Maersk A/S Series A	3	8
AP Moller — Maersk A/S Series B	7	20
Carlsberg A/S Series B	101	19
Chr Hansen Holding A/S	103	9
Coloplast A/S Series B	118	20
Danske Bank A/S	681	12
Demant A/S (f)	107	6
DSV Panalpina A/S	205	48
Genmab A/S (f)	64	26
GN Store Nord AS	126	11
H Lundbeck A/S	72	2
Novo Nordisk A/S Series B	1,699	143
Novozymes A/S Series B	206	16
Orsted A/S	187	26
Pandora A/S	99	13
ROCKWOOL International A/S, Class B	8	4
Tryg A/S	323	8
Vestas Wind Systems A/S	971	38
		435
Finland (0.1%)
Elisa Oyj	111	7
Fortum Oyj	347	9
Kesko Oyj, Class B	213	8
Kone Oyj, Class B	265	22
Neste Oyj	330	20
Nokia Oyj (f)	4,415	24
Orion Oyj, Class B	83	3
Sampo Oyj, Class A	368	17

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Finland (cont'd)
Stora Enso Oyj, Class R	454	$8
UPM-Kymmene Oyj	417	16
Wartsila Oyj Abp	347	5
		139
France (2.2%)
Accor SA (f)	2,386	89
Aeroports de Paris (f)	1,326	173
Air Liquide SA	370	65
Airbus SE (f)	463	60
Alstom SA (f)	211	11
Amundi SA	50	4
ArcelorMittal SA	569	17
Arkema SA	54	7
Atos SE	77	5
AXA SA	1,534	39
BioMerieux	32	4
BNP Paribas SA	899	56
Bollore SA	694	4
Bouygues SA	183	7
Bureau Veritas SA (f)	230	7
Capgemini SE	125	24
Carrefour SA	480	9
Cie de Saint-Gobain	400	26
Cie Generale des Etablissements Michelin SCA	133	21
CNP Assurances	141	2
Covivio REIT	42	4
Credit Agricole SA	919	13
Danone SA	479	34
Dassault Aviation SA	2	2
Dassault Systemes SE	101	24
Edenred	192	11
Eiffage SA	855	87
Electricite de France SA	481	7
Engie SA	1,420	19
EssilorLuxottica SA	223	41
Eurazeo SE	31	3
Eurofins Scientific SE (f)	102	12
Faurecia SE	122	6
Gecina SA REIT	36	5
Getlink SE	353	5
Hermes International	25	36
Iliad SA	12	2
Ipsen SA	29	3
Kering SA	59	52
Klepierre SA REIT	156	4
L'Oreal SA	196	87
La Francaise des Jeux SAEM	67	4
Legrand SA	209	22
LVMH Moet Hennessy Louis Vuitton SE	215	169
Natixis SA	740	3
Orange SA	1,574	18
Orpea SA (f)	40	5
	Shares	Value (000)
Pernod Ricard SA	164	$36
Publicis Groupe SA	176	11
Remy Cointreau SA	18	4
Renault SA (f)	151	6
Safran SA	253	35
Sanofi	885	93
Sartorius Stedim Biotech	21	10
Schneider Electric SE	422	66
SCOR SE (f)	126	4
SEB SA	20	4
SES SA	305	2
Societe Generale SA	641	19
Sodexo SA (f)	70	7
STMicroelectronics N.V.	488	18
Suez SA	270	6
Teleperformance	46	19
Thales SA	84	9
TOTAL SE	2,005	91
Ubisoft Entertainment SA (f)	73	5
Unibail-Rodamco-Westfield REIT (f)	110	10
Unibail-Rodamco-Westfield REIT CDI (f)	1,000	4
Valeo SA	182	5
Veolia Environnement SA	425	13
Vinci SA	5,332	569
Vivendi SE	645	22
Wendel SE	21	3
Worldline SA (f)	184	17
		2,396
Germany (1.4%)
Adidas AG	150	56
Allianz SE (Registered)	324	81
Aroundtown SA	788	6
BASF SE	725	57
Bayer AG (Registered)	781	47
Bayerische Motoren Werke AG	555	59
Bayerische Motoren Werke AG (Preference)	95	9
Bechtle AG	21	4
Beiersdorf AG	79	10
Brenntag SE	119	11
Carl Zeiss Meditec AG	31	6
Commerzbank AG (f)	789	6
Continental AG (f)	88	13
Covestro AG	144	9
Daimler AG (Registered)	1,422	127
Delivery Hero SE (f)	102	13
Deutsche Bank AG (Registered) (f)	1,553	20
Deutsche Boerse AG	149	26
Deutsche Lufthansa AG (Registered) (f)	237	3
Deutsche Post AG (Registered)	774	53
Deutsche Telekom AG (Registered)	2,655	56
Deutsche Wohnen SE	267	16
E.ON SE	1,745	20
Evonik Industries AG	165	6

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont'd)
Fraport AG Frankfurt Airport Services Worldwide (f)	2,194	$150
Fresenius Medical Care AG & Co., KGaA	164	14
Fresenius SE & Co., KGaA	327	17
Fuchs Petrolub SE (Preference)	55	3
GEA Group AG	120	5
Hannover Rueck SE (Registered)	48	8
HeidelbergCement AG	117	10
HelloFresh SE (f)	111	11
Henkel AG & Co., KGaA	81	7
Henkel AG & Co., KGaA (Preference)	139	15
Hochtief AG	20	2
Infineon Technologies AG	1,010	41
KION Group AG	56	6
Knorr-Bremse AG	57	7
Lanxess AG	65	4
LEG Immobilien SE	57	8
Merck KGaA	100	19
MTU Aero Engines AG	42	10
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	111	30
Nemetschek SE	45	3
Porsche Automobil Holding SE (Preference)	253	27
Puma SE	76	9
QIAGEN N.V. (f)	178	9
Rational AG	4	4
RWE AG	495	18
SAP SE	822	116
Sartorius AG (Preference)	27	14
Scout24 AG	70	6
Siemens AG (Registered)	596	94
Siemens Energy AG (f)	314	9
Siemens Healthineers AG	209	13
Symrise AG	101	14
TeamViewer AG (f)	129	5
Telefonica Deutschland Holding AG	798	2
Uniper SE	156	6
United Internet AG (Registered)	82	3
Volkswagen AG	53	17
Volkswagen AG (Preference)	309	77
Vonovia SE	420	27
Zalando SE (f)	119	14
		1,568
Hong Kong (0.0%) (a)
AIA Group Ltd.	181	2
ASM Pacific Technology Ltd.	12	—	@
Bank of East Asia Ltd. (The)	70	—	@
Budweiser Brewing Co., APAC Ltd.	11	—	@
CK Infrastructure Holdings Ltd.	234	2
CLP Holdings Ltd.	86	1
ESR Cayman Ltd. (f)	81	—	@
Henderson Land Development Co., Ltd.	524	3
HKT Trust & HKT Ltd.	361	1
	Shares	Value (000)
Hong Kong Exchanges & Clearing Ltd.	36	$2
Hongkong Land Holdings Ltd.	16	—	@
Link REIT REIT	44	1
MTR Corp., Ltd.	55	—	@
PCCW Ltd.	527	—	@
Sands China Ltd. (f)	90	—	@
Swire Pacific Ltd., Class A	184	1
Swire Properties Ltd.	18	—	@
Techtronic Industries Co., Ltd.	42	1
WH Group Ltd.	407	—	@
Wynn Macau Ltd. (f)	170	—	@
Xinyi Glass Holdings Ltd.	706	3
		17
Ireland (0.1%)
CRH PLC	626	32
Flutter Entertainment PLC (f)	129	23
Kerry Group PLC, Class A	126	18
Kingspan Group PLC	121	11
Smurfit Kappa Group PLC	193	10
		94
Israel (0.1%)
Azrieli Group Ltd.	43	3
Bank Hapoalim BM (f)	1,145	9
Bank Leumi Le-Israel BM (f)	1,465	11
Check Point Software Technologies Ltd. (f)	113	13
CyberArk Software Ltd. (f)	39	5
Elbit Systems Ltd.	27	4
ICL Group Ltd.	710	5
Israel Discount Bank Ltd., Class A (f)	1,174	6
Mizrahi Tefahot Bank Ltd. (f)	141	4
Nice Ltd. (f)	63	15
Teva Pharmaceutical Industries Ltd. ADR (f)	1,102	11
Wix.com Ltd. (f)	56	16
		102
Italy (0.5%)
Amplifon SpA	97	5
Assicurazioni Generali SpA	865	17
Atlantia SpA (f)	7,692	139
CNH Industrial N.V.	801	13
Davide Campari-Milano N.V.	458	6
DiaSorin SpA	19	4
Enel SpA	6,324	59
Eni SpA	2,004	24
EXOR N.V.	85	7
Ferrari N.V.	208	43
FinecoBank Banca Fineco SpA (f)	480	8
Infrastrutture Wireless Italiane SpA	263	3
Intesa Sanpaolo SpA	13,069	36
Mediobanca Banca di Credito Finanziario SpA (f)	480	6
Moncler SpA	151	10
Nexi SpA (f)	332	7
Poste Italiane SpA	413	5
Prysmian SpA	185	7

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Italy (cont'd)
Recordati Industria Chimica e Farmaceutica SpA	81	$5
Snam SpA	1,588	9
Stellantis N.V.	3,388	67
Telecom Italia SpA (Milano)	11,392	6
Tenaris SA	375	4
Terna SpA	1,094	8
UniCredit SpA	1,683	20
		518
Japan (0.2%)
Honda Motor Co., Ltd.	1,408	45
Isuzu Motors Ltd.	478	6
Mazda Motor Corp. (f)	488	5
Nissan Motor Co., Ltd. (f)	2,006	10
Subaru Corp.	529	10
Suzuki Motor Corp.	319	13
Toyota Motor Corp.	1,831	160
Yamaha Motor Co., Ltd.	244	7
		256
Netherlands (0.6%)
ABN Amro Bank N.V. CVA (f)	331	4
Adyen N.V. (f)	14	34
Aegon N.V.	1,467	6
Akzo Nobel N.V.	151	19
ASM International N.V.	37	12
ASML Holding N.V.	327	225
Basic-Fit N.V. (f)	788	34
Coca-Cola Europacific Partners PLC	289	17
Heineken Holding N.V.	91	9
Heineken N.V.	204	25
ING Groep N.V.	3,140	41
JDE Peet's N.V. (f)	60	2
Just Eat Takeaway.com N.V (f)	101	9
Koninklijke Ahold Delhaize N.V.	868	26
Koninklijke DSM N.V.	135	25
Koninklijke KPN N.V.	2,824	9
Koninklijke Philips N.V.	707	35
Koninklijke Vopak N.V.	55	3
NN Group N.V.	235	11
Prosus N.V.	394	39
Randstad N.V.	94	7
Wolters Kluwer N.V.	209	21
		613
New Zealand (0.0%) (a)
a2 Milk Co. Ltd. (The) (f)	275	1
Auckland International Airport Ltd. (f)	464	2
Fisher & Paykel Healthcare Corp., Ltd.	203	5
Mercury NZ Ltd.	253	1
Meridian Energy Ltd.	462	2
Ryman Healthcare Ltd.	144	1
Spark New Zealand Ltd.	669	2
		14
	Shares	Value (000)
Norway (0.1%)
Adevinta ASA (f)	237	$5
DNB ASA	922	20
Equinor ASA	969	20
Gjensidige Forsikring ASA	198	4
Mowi ASA	436	11
Norsk Hydro ASA	1,333	8
Orkla ASA	745	8
Schibsted ASA, Class A	74	4
Schibsted ASA, Class B	97	4
Telenor ASA	694	12
Yara International ASA	173	9
		105
Portugal (0.0%) (a)
EDP — Energias de Portugal SA	2,156	11
Galp Energia SGPS SA	399	4
Jeronimo Martins SGPS SA	194	4
		19
Singapore (0.1%)
Ascendas Real Estate Investment Trust REIT	1,100	2
CapitaLand Integrated Commercial Trust REIT	1,600	3
CapitaLand Ltd.	900	2
City Developments Ltd.	200	1
DBS Group Holdings Ltd.	600	13
Genting Singapore Ltd.	2,200	1
Keppel Corp., Ltd.	500	2
Mapletree Commercial Trust REIT	800	1
Mapletree Logistics Trust REIT	1,000	2
Oversea-Chinese Banking Corp., Ltd.	1,200	11
Singapore Airlines Ltd. (f)	500	2
Singapore Exchange Ltd.	300	3
Singapore Technologies Engineering Ltd.	600	2
Singapore Telecommunications Ltd.	2,900	5
Suntec Real Estate Investment Trust REIT	700	1
United Overseas Bank Ltd.	400	8
UOL Group Ltd.	200	1
Venture Corp. Ltd.	100	1
Wilmar International Ltd.	700	2
		63
South Africa (0.0%) (a)
Nedbank Group Ltd. (f)	249	3
Old Mutual Ltd.	7,755	7
Thungela Resources Ltd. (f)	132	1
		11
Spain (0.9%)
ACS Actividades de Construccion y Servicios SA	189	5
Aena SME SA (f)	2,805	460
Amadeus IT Group SA (f)	358	25
Banco Bilbao Vizcaya Argentaria SA	5,242	33
Banco Santander SA	13,766	53
CaixaBank SA	3,492	11
Cellnex Telecom SA	352	22

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Spain (cont'd)
Enagas SA	198	$5
Endesa SA	247	6
Ferrovial SA	6,265	184
Grifols SA	237	6
Iberdrola SA	4,784	58
Industria de Diseno Textil SA	860	30
Melia Hotels International SA (f)	2,130	16
Naturgy Energy Group SA	228	6
Red Electrica Corp., SA	339	6
Repsol SA	1,198	15
Siemens Gamesa Renewable Energy SA (f)	187	6
Telefonica SA	3,995	19
		966
Sweden (0.6%)
Alfa Laval AB	325	11
Assa Abloy AB, Class B	1,034	31
Atlas Copco AB, Class A	693	42
Atlas Copco AB, Class B	403	21
Boliden AB	276	11
Electrolux AB, Class B	227	6
Epiroc AB, Class A	680	15
Epiroc AB, Class B	394	8
EQT AB	240	9
Essity AB, Class B	629	21
Evolution AB	165	26
Fastighets AB Balder, Class B (f)	102	6
Hennes & Mauritz AB, Class B (f)	829	20
Hexagon AB, Class B	2,034	30
Husqvarna AB, Class B	422	6
ICA Gruppen AB	102	5
Industrivarden AB, Class A	109	4
Industrivarden AB, Class C	161	6
Investment AB Latour, Class B	150	5
Investor AB, Class B	1,881	43
Kinnevik AB, Class B (f)	244	10
L E Lundbergforetagen AB, Class B	76	5
Lundin Energy AB	187	7
Nibe Industrier AB, Class B	1,289	14
Nordea Bank Abp	3,345	37
Sandvik AB	1,165	30
Securitas AB, Class B	316	5
Skandinaviska Enskilda Banken AB, Class A	1,680	22
Skanska AB, Class B	344	9
SKF AB, Class B	385	10
Svenska Cellulosa AB SCA, Class B	612	10
Svenska Handelsbanken AB, Class A	1,606	18
Swedbank AB, Class A	936	17
Swedish Match AB	1,675	14
Tele2 AB, Class B	505	7
Telefonaktiebolaget LM Ericsson, Class B	3,013	38
Telia Co., AB	2,477	11
Volvo AB, Class B	1,470	35
		625
	Shares	Value (000)
Switzerland (1.5%)
ABB Ltd. (Registered)	1,831	$62
Adecco Group AG (Registered)	154	10
Alcon, Inc.	489	34
Baloise Holding AG (Registered)	45	7
Banque Cantonale Vaudoise (Registered)	30	3
Barry Callebaut AG (Registered)	4	9
Chocoladefabriken Lindt & Sprungli AG	1	10
Cie Financiere Richemont SA (Registered)	519	63
Clariant AG (Registered)	204	4
Credit Suisse Group AG (Registered)	2,431	25
EMS-Chemie Holding AG (Registered)	8	8
Geberit AG (Registered)	37	28
Givaudan SA (Registered)	9	42
Holcim Ltd. (Registered)	519	31
Julius Baer Group Ltd.	223	14
Kuehne & Nagel International AG (Registered)	53	18
Logitech International SA (Registered)	163	20
Lonza Group AG (Registered)	73	52
Nestle SA (Registered)	2,862	356
Novartis AG (Registered)	2,204	201
Partners Group Holding AG	19	29
Roche Holding AG	32	13
Roche Holding AG (Genusschein)	697	263
Schindler Holding AG	41	12
Schindler Holding AG (Registered)	20	6
SGS SA (Registered)	7	22
Sika AG (Registered)	141	46
Sonova Holding AG (Registered)	55	21
Straumann Holding AG (Registered)	11	17
Swatch Group AG (The)	29	10
Swatch Group AG (The) (Registered)	54	4
Swiss Life Holding AG (Registered)	31	15
Swiss Prime Site AG (Registered)	75	7
Swiss Re AG	284	26
Swisscom AG (Registered)	25	14
Temenos AG (Registered)	67	11
UBS Group AG (Registered)	3,641	56
Vifor Pharma AG	44	6
Zurich Insurance Group AG	149	60
		1,635
United Kingdom (2.6%)
3i Group PLC	956	16
Admiral Group PLC	193	8
Anglo American PLC	1,279	51
Antofagasta PLC	409	8
Ashtead Group PLC	445	33
Associated British Foods PLC	364	11
AstraZeneca PLC	1,320	159
Auto Trader Group PLC (f)	969	9
AVEVA Group PLC	117	6
Aviva PLC	3,990	22
BAE Systems PLC	3,278	24
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Barclays PLC	17,948	$42
Barratt Developments PLC	1,036	10
Berkeley Group Holdings PLC	128	8
BHP Group PLC	2,204	65
BP PLC	20,853	91
British American Tobacco PLC	2,329	90
British Land Co., PLC (The) REIT	930	6
BT Group PLC (f)	9,524	26
Bunzl PLC	343	11
Burberry Group PLC (f)	437	13
Coca-Cola HBC AG	210	8
Compass Group PLC (f)	1,793	38
Croda International PLC	141	14
DCC PLC	104	9
Diageo PLC	2,376	114
Direct Line Insurance Group PLC	1,409	6
Entain PLC (f)	584	14
Evraz PLC	540	4
Experian PLC	924	36
Ferguson PLC	227	32
Fresnillo PLC	197	2
G4S PLC	2,164	7
GlaxoSmithKline PLC	5,076	100
Glencore PLC (f)	10,284	44
Halma PLC	383	14
Hargreaves Lansdown PLC	366	8
Hikma Pharmaceuticals PLC	181	6
HSBC Holdings PLC	20,691	119
Imperial Brands PLC	976	21
Informa PLC (f)	1,521	11
InterContinental Hotels Group PLC (f)	1,515	101
Intertek Group PLC	161	12
Intu Properties PLC REIT (f)	1,268	—	@
J Sainsbury PLC	1,866	7
JD Sports Fashion PLC	541	7
Johnson Matthey PLC	197	8
Kingfisher PLC	2,133	11
Land Securities Group PLC REIT	743	7
Legal & General Group PLC	6,178	22
Lloyds Banking Group PLC	72,245	47
London Stock Exchange Group PLC	319	35
M&G PLC	2,537	8
Melrose Industries PLC	4,962	11
Micro Focus International PLC ADR	219	2
Mondi PLC	486	13
National Grid PLC	3,550	45
Next PLC (f)	135	15
Ocado Group PLC (f)	486	13
Paragon Offshore PLC (f)(h)	67	—
Pearson PLC	761	9
Persimmon PLC	327	13
Phoenix Group Holdings PLC	577	5
Prudential PLC	2,725	52
	Shares	Value (000)
Reckitt Benckiser Group PLC	716	$63
RELX PLC	1,954	52
Rentokil Initial PLC	1,872	13
Rio Tinto PLC	2,790	230
Rolls-Royce Holdings PLC (f)	8,449	12
Royal Bank of Scotland Group PLC	4,907	14
Royal Dutch Shell PLC, Class A	4,232	85
Royal Dutch Shell PLC, Class B	3,818	74
Sage Group PLC (The)	1,097	10
Schroders PLC	132	6
Segro PLC REIT	1,203	18
Severn Trent PLC	241	8
Smith & Nephew PLC	884	19
Smiths Group PLC	400	9
Spirax-Sarco Engineering PLC	75	14
SSE PLC	1,031	21
St. James's Place PLC	544	11
Standard Chartered PLC	2,738	17
Standard Life Aberdeen PLC	2,261	8
Taylor Wimpey PLC	3,730	8
Tesco PLC	7,878	24
Unilever PLC CVA	2,644	155
United Utilities Group PLC	691	9
Virgin Money UK PLC (f)	888	2
Vodafone Group PLC	27,448	46
Whitbread PLC (f)	1,502	65
Wm Morrison Supermarkets PLC	2,469	8
WPP PLC	1,244	17
		2,777
United States (30.3%)
3M Co.	907	180
Abbott Laboratories	1,258	146
AbbVie, Inc.	1,254	141
Accenture PLC, Class A	885	261
Adient PLC (f)	38	2
Adobe, Inc. (f)	543	318
AdvanSix, Inc. (f)	122	4
AES Corp. (The)	337	9
Agilent Technologies, Inc.	194	29
Alaska Air Group, Inc. (f)	495	30
Alexion Pharmaceuticals, Inc. (f)	201	37
Allegiant Travel Co. (f)	63	12
Alphabet, Inc., Class A (f)	386	943
Alphabet, Inc., Class C (f)	377	945
Altria Group, Inc.	1,473	70
Amazon.com, Inc. (f)	467	1,607
Ameren Corp.	181	14
American Electric Power Co., Inc.	465	39
American Express Co.	2,584	427
American International Group, Inc.	1,506	72
American Tower Corp. REIT	494	133
Ameriprise Financial, Inc.	193	48
AmerisourceBergen Corp.	318	36

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Amgen, Inc.	633	$154
Amphenol Corp., Class A	906	62
Analog Devices, Inc.	144	25
Annaly Capital Management, Inc. REIT	499	4
Anthem, Inc.	470	179
APA Corp.	294	6
Apple, Inc.	14,117	1,933
AT&T, Inc.	3,730	107
Automatic Data Processing, Inc.	459	91
Avanos Medical, Inc. (f)	459	17
Avery Dennison Corp.	335	70
Baker Hughes Co.	402	9
Bank of America Corp.	7,775	321
Bank of New York Mellon Corp. (The)	530	27
Baxter International, Inc.	764	62
Becton Dickinson & Co.	496	121
Berkshire Hathaway, Inc., Class B (f)	697	194
Biogen, Inc. (f)	468	162
BlackRock, Inc.	348	305
Boeing Co. (The) (f)	692	166
Booking Holdings, Inc. (f)	46	101
Boston Properties, Inc. REIT	150	17
Boston Scientific Corp. (f)	393	17
Bristol-Myers Squibb Co.	2,363	158
Broadcom, Inc.	6	3
Brookfield Property Partners LP (f)	119	2
Cabot Oil & Gas Corp.	4,657	81
Capital One Financial Corp.	193	30
Cardinal Health, Inc.	157	9
Carnival Corp. (f)	4,800	127
Carrier Global Corp.	2,246	109
Caterpillar, Inc.	728	158
CDK Global, Inc.	131	7
CenterPoint Energy, Inc.	150	4
Cerner Corp.	464	36
CF Industries Holdings, Inc.	33	2
CH Robinson Worldwide, Inc.	200	19
Charles Schwab Corp. (The)	528	38
Charter Communications, Inc., Class A (f)	157	113
Chemours Co. (The)	358	12
Chevron Corp.	1,232	129
Chipotle Mexican Grill, Inc. (f)	39	60
Choice Hotels International, Inc.	333	40
Cigna Corp.	573	136
Cintas Corp.	162	62
Cisco Systems, Inc.	3,437	182
CIT Group, Inc.	481	25
Citigroup, Inc.	2,173	154
Citrix Systems, Inc.	298	35
Cleveland-Cliffs, Inc. (f)	20	—	@
CME Group, Inc.	182	39
CNX Resources Corp. (f)	329	5
Coca-Cola Co. (The)	696	38
	Shares	Value (000)
Cognizant Technology Solutions Corp., Class A	440	$30
Colgate-Palmolive Co.	1,806	147
Comcast Corp., Class A	3,607	206
Comerica, Inc.	193	14
Conduent, Inc. (f)	360	3
ConocoPhillips	14,959	911
CONSOL Energy, Inc. (f)	46	1
Consolidated Edison, Inc.	464	33
Corteva, Inc.	755	33
Costco Wholesale Corp.	672	266
Covetrus, Inc. (f)	113	3
Crown Castle International Corp. REIT	386	75
CSX Corp.	1,146	37
Cummins, Inc.	8	2
CVS Health Corp.	2,124	177
Danaher Corp.	463	124
DaVita, Inc. (f)	346	42
Deere & Co.	21	7
Dell Technologies, Inc., Class C (f)	301	30
Delta Air Lines, Inc. (f)	2,211	96
Devon Energy Corp.	6,658	194
Discover Financial Services	367	43
Discovery, Inc., Class A (f)	453	14
Discovery, Inc., Class C (f)	402	12
Dominion Energy, Inc.	318	23
Dow, Inc.	755	48
DTE Energy Co.	327	42
Duke Energy Corp.	697	69
DuPont de Nemours, Inc.	755	58
DXC Technology Co. (f)	143	6
Eaton Corp., PLC	26	4
eBay, Inc.	1,047	74
Ecolab, Inc.	29	6
Edison International	399	23
Edwards Lifesciences Corp. (f)	1,245	129
Eli Lilly & Co.	901	207
Emerson Electric Co.	912	88
Empire State Realty Trust, Inc., Class A REIT	4,104	49
Entergy Corp.	329	33
EOG Resources, Inc.	406	34
Equity Residential REIT	398	31
Estee Lauder Cos., Inc. (The), Class A	333	106
Exelon Corp.	491	22
Exxon Mobil Corp.	2,404	152
Facebook, Inc., Class A (f)	966	336
Fastenal Co.	30	2
FedEx Corp.	467	139
Fidelity National Information Services, Inc.	208	29
Fifth Third Bancorp	440	17
FirstEnergy Corp.	440	16
Fluor Corp. (f)	45	1
Ford Motor Co. (f)	6,762	100
Fortive Corp.	337	24

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Fox Corp., Class A	400	$15
Fox Corp., Class B	186	7
Franklin Resources, Inc.	363	12
Freeport-McMoRan, Inc.	5,717	212
Garrett Motion, Inc. (f)	161	1
General Dynamics Corp.	989	186
General Electric Co.	3,588	48
General Mills, Inc.	536	33
General Motors Co. (f)	1,129	67
Gilead Sciences, Inc.	654	45
Goldman Sachs Group, Inc. (The)	506	192
Halliburton Co.	5,540	128
Healthpeak Properties, Inc. REIT	446	15
Henry Schein, Inc. (f)	541	40
Hershey Co. (The)	143	25
Hess Corp.	3,294	288
Hewlett Packard Enterprise Co.	781	11
Hilton Worldwide Holdings, Inc. (f)	2,117	255
Home Depot, Inc. (The)	1,247	398
Honeywell International, Inc.	1,133	249
HP, Inc.	513	16
Humana, Inc.	113	50
Huntington Ingalls Industries, Inc.	133	28
Hyatt Hotels Corp., Class A (f)	876	68
Illinois Tool Works, Inc.	25	6
Intel Corp.	1,748	98
Intercontinental Exchange, Inc.	498	59
International Business Machines Corp.	741	109
Interpublic Group of Cos., Inc. (The)	531	17
Intuit, Inc.	367	180
Intuitive Surgical, Inc. (f)	122	112
Invesco Ltd.	465	12
Iron Mountain, Inc. REIT	613	26
JBG SMITH Properties REIT	56	2
JetBlue Airways Corp. (f)	1,090	18
Johnson & Johnson	1,759	290
Johnson Controls International PLC	473	32
JPMorgan Chase & Co.	2,917	454
Juniper Networks, Inc.	482	13
Kellogg Co.	365	23
KeyCorp	464	10
Keysight Technologies, Inc. (f)	108	17
Kimberly-Clark Corp.	632	85
Kimco Realty Corp. REIT	431	9
Kohl's Corp.	346	19
Kontoor Brands, Inc.	42	2
Kraft Heinz Co. (The)	82	3
Kroger Co. (The)	500	19
L Brands, Inc.	315	23
L3Harris Technologies, Inc.	668	144
Laboratory Corp. of America Holdings (f)	149	41
Las Vegas Sands Corp. (f)	139	7
	Shares	Value (000)
Liberty Global PLC, Class A (f)	486	$13
Liberty Global PLC Series C (f)	482	13
Liberty Latin America Ltd., Class A (f)	72	1
Liberty Latin America Ltd., Class C (f)	156	2
Linde PLC	25	7
Lockheed Martin Corp.	920	348
Lowe's Cos., Inc.	1,117	217
Lumen Technologies, Inc.	499	7
M&T Bank Corp.	175	25
Macerich Co. (The) REIT	509	9
Mallinckrodt PLC (f)	29	—	@
ManpowerGroup, Inc.	181	22
Marathon Oil Corp.	350	5
Marathon Petroleum Corp.	366	22
Marriott International, Inc., Class A (f)	2,555	349
Marriott Vacations Worldwide Corp. (f)	253	40
Mastercard, Inc., Class A	1,524	556
McDonald's Corp.	673	155
McKesson Corp.	346	66
Medtronic PLC	1,027	127
Merck & Co., Inc.	1,364	106
Microsoft Corp.	3,990	1,081
Mondelez International, Inc., Class A	677	42
Mosaic Co. (The)	29	1
Murphy Oil Corp.	464	11
Murphy USA, Inc.	139	19
Nasdaq, Inc.	162	28
NetApp, Inc.	347	28
NetScout Systems, Inc. (f)	1,747	50
New York Community Bancorp, Inc.	162	2
Newmont Corp. (NYSE)	184	12
Newmont Corp. (TSX)	4,253	270
News Corp., Class A	478	12
News Corp., Class B	353	9
NextEra Energy, Inc.	1,531	112
NIKE, Inc., Class B	2,208	341
Nordstrom, Inc. (f)	118	4
Norfolk Southern Corp.	394	105
Northrop Grumman Corp.	540	196
NortonLifeLock, Inc.	351	10
Norwegian Cruise Line Holdings Ltd. (f)	1,695	50
NOV, Inc. (f)	531	8
NOW, Inc. (f)	162	2
nVent Electric PLC	6	—	@
O'Reilly Automotive, Inc. (f)	208	118
Occidental Petroleum Corp.	920	29
Omnicom Group, Inc.	324	26
ONE Gas, Inc.	111	8
ONEOK, Inc.	371	21
Oracle Corp.	2,426	189
Organon & Co. (f)	136	4
Otis Worldwide Corp.	1,123	92
Ovintiv, Inc. (NYSE)	142	4

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Ovintiv, Inc. (TSX)	72	$2
PACCAR, Inc.	19	2
Paramount Group, Inc. REIT	5,335	54
PayPal Holdings, Inc. (f)	1,047	305
Pentair PLC	6	—	@
People's United Financial, Inc.	163	3
PepsiCo, Inc.	1,046	155
Pfizer, Inc.	2,836	111
Philip Morris International, Inc.	1,008	100
Phillips 66	528	45
Pioneer Natural Resources Co.	2,611	424
Pitney Bowes, Inc.	371	3
PNC Financial Services Group, Inc. (The)	580	111
PPL Corp.	421	12
Procter & Gamble Co. (The)	1,713	231
Prologis, Inc. REIT	681	81
Public Service Enterprise Group, Inc.	335	20
Public Storage REIT	144	43
QUALCOMM, Inc.	1,630	233
Quest Diagnostics, Inc.	212	28
Range Resources Corp. (f)	126	2
Rayonier Advanced Materials, Inc. (f)	338	2
Rayonier, Inc. REIT	444	16
Raytheon Technologies Corp.	6,724	574
Regions Financial Corp.	461	9
Republic Services, Inc.	531	58
Resideo Technologies, Inc. (f)	203	6
Robert Half International, Inc.	193	17
Rockwell Automation, Inc.	8	2
Ross Stores, Inc.	361	45
Royal Caribbean Cruises Ltd. (f)	1,158	99
S&P Global, Inc.	445	183
Sabra Health Care, Inc. REIT	101	2
salesforce.com, Inc. (f)	486	119
Schlumberger N.V.	942	30
Sempra Energy	479	63
Simon Property Group, Inc. REIT	472	62
SL Green Realty Corp. REIT	1,709	137
Southern Co. (The)	329	20
Southwest Airlines Co. (f)	2,266	120
Southwestern Energy Co. (f)	554	3
Starbucks Corp.	1,499	168
State Street Corp.	479	39
Stericycle, Inc. (f)	300	21
Stryker Corp.	453	118
Sysco Corp.	333	26
T Rowe Price Group, Inc.	325	64
T-Mobile US, Inc. (f)	63	9
Tapestry, Inc. (f)	384	17
Target Corp.	658	159
TE Connectivity Ltd.	160	22
Texas Instruments, Inc.	1,815	349
	Face Amount (000)	Value (000)
Thermo Fisher Scientific, Inc.	349	$176
TJX Cos., Inc. (The)	736	50
Truist Financial Corp.	1,021	57
Union Pacific Corp.	1,107	243
United Airlines Holdings, Inc. (f)	1,563	82
United Parcel Service, Inc., Class B	1,124	234
UnitedHealth Group, Inc.	1,258	504
Urban Edge Properties REIT	74	1
US Bancorp	735	42
Valero Energy Corp.	344	27
Varex Imaging Corp. (f)	107	3
Ventas, Inc. REIT	218	12
Verisk Analytics, Inc.	144	25
Verizon Communications, Inc.	3,286	184
VF Corp.	471	39
ViacomCBS, Inc., Class B	617	28
Viatris, Inc.	341	5
Visa, Inc., Class A	1,712	400
Vontier Corp.	100	3
Vornado Realty Trust REIT	4,706	220
Walgreens Boots Alliance, Inc.	488	26
Walmart, Inc.	1,691	238
Walt Disney Co. (The) (f)	1,247	219
Washington Prime Group, Inc. REIT (f)	67	—	@
Waste Management, Inc.	372	52
WEC Energy Group, Inc.	189	17
Wells Fargo & Co.	2,367	107
Welltower, Inc. REIT	484	40
Western Digital Corp. (f)	62	4
Western Union Co. (The)	76	2
Westinghouse Air Brake Technologies Corp.	19	2
Weyerhaeuser Co. REIT	531	18
Williams Cos., Inc. (The)	394	10
WW Grainger, Inc.	4	2
Wyndham Hotels & Resorts, Inc.	559	40
Wynn Resorts Ltd. (f)	185	23
Xcel Energy, Inc.	340	22
Xerox Holdings Corp.	207	5
Xylem, Inc.	116	14
Yum! Brands, Inc.	355	41
Zimmer Biomet Holdings, Inc.	300	48
Zoetis, Inc.	783	146
		32,962
Total Common Stocks (Cost $34,984)		47,329
	No. of Warrants
Warrants (0.0%) (a)
United States (0.0%) (a)
Noble Corp., expires 2/4/2026 (f)	2	—	@
Occidental Petroleum Corp., expires 8/3/27 (f)	108	2
Total Warrants (Cost $3)		2

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Investment Company (4.6%)
United States (4.6%)
SPDR S&P 500 ETF Trust (Cost $2,078)	11,613	$4,971
Short-Term Investments (6.3%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $6,189)	6,189,163	6,189
	Face Amount (000)
U.S. Treasury Security (0.6%)
U.S. Treasury Bill 0.03%, 11/4/21 (i)(j) (Cost $676)	$676	676
Total Short-Term Investments (Cost $6,865)		6,865
Total Investments (99.1%) (Cost $90,889) (k)(l)		107,908
Other Assets in Excess of Liabilities (0.9%)		990
Net Assets (100.0%)		$108,898

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Amount is less than 0.05%.

(b)  Floating or variable rate securities: The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)  Security is subject to delayed delivery.

(d)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2021.

(f)  Non-income producing security.

(g)  Security trades on the Hong Kong exchange.

(h)  At June 30, 2021, the Fund a held fair valued security valued at $0, representing 0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(i)  Rate shown is the yield to maturity at June 30, 2021.

(j)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(k)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(l)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $18,953,000 and the aggregate gross unrealized depreciation is approximately $2,687,000, resulting in net unrealized appreciation of approximately $16,266,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

ETF  Exchange Traded Fund.

EURIBOR  Euro Interbank Offered Rate.

LSE  London Stock Exchange.

MTN  Medium Term Note.

NYSE  New York Stock Exchange.

OAT  Obligations Assimilables du Trésor (Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

SPDR  Standard & Poor's Depository Receipt.

TBA  To Be Announced.

TSX  Toronto Stock Exchange.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2021:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	2,390			$371		9/16/21	$3
Bank of America NA	PLN	67			$18		9/16/21	—	@
Bank of America NA		$46		CNH	295		8/20/21	(—	@)
Bank of America NA		$34		ILS	110		9/17/21	(—	@)
Bank of Montreal		$223		CAD	272		9/16/21	(4)
Barclays Bank PLC		$22		AUD	29		9/16/21	(1)
Barclays Bank PLC		$42		CAD	52		9/16/21	(—	@)
Barclays Bank PLC		$111		CAD	135		9/16/21	(2)
Barclays Bank PLC		$—	@	GBP	—	@	8/20/21	(—	@)
BNP Paribas SA	AUD	216			$162		7/6/21	(—	@)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BRL	12,505		$2,438	9/16/21	$(53)
BNP Paribas SA	CNY	17,275		$2,687	9/16/21	28
BNP Paribas SA	DKK	117		$19	9/16/21	—	@
BNP Paribas SA	EUR	71		$84	9/16/21	(—	@)
BNP Paribas SA	GBP	75		$104	9/16/21	(—	@)
BNP Paribas SA	HKD	692		$89	9/16/21	(—	@)
BNP Paribas SA	IDR	26,173		$2	9/16/21	—	@
BNP Paribas SA	JPY	12,781		$115	9/16/21	—	@
BNP Paribas SA	JPY	11,045		$100	8/20/21	—	@
BNP Paribas SA	PEN	10		$2	9/16/21	(—	@)
BNP Paribas SA	RUB	1,954		$26	8/20/21	(—	@)
BNP Paribas SA		$162	AUD	216	8/20/21	—	@
BNP Paribas SA		$352	CAD	429	9/16/21	(6)
BNP Paribas SA		$10	CHF	9	9/16/21	(—	@)
BNP Paribas SA		$15	CLP	10,924	9/16/21	(—	@)
BNP Paribas SA		$876	CNH	5,671	8/20/21	(2)
BNP Paribas SA		$14	COP	50,392	9/16/21	(1)
BNP Paribas SA		$1,172	GBP	832	9/16/21	(21)
BNP Paribas SA		$305	HKD	2,370	9/16/21	(—	@)
BNP Paribas SA		$1	INR	83	9/16/21	(—	@)
BNP Paribas SA		$890	JPY	97,910	9/16/21	(8)
BNP Paribas SA		$448	KRW	505,579	8/20/21	1
BNP Paribas SA		$47	KRW	52,431	9/16/21	(—	@)
BNP Paribas SA		$580	MXN	11,721	9/17/21	2
BNP Paribas SA		$36	PEN	135	8/20/21	(1)
BNP Paribas SA		$15	RUB	1,114	9/16/21	(—	@)
BNP Paribas SA		$121	SGD	161	9/16/21	(2)
BNP Paribas SA		$1	TWD	32	9/16/21	(—	@)
Citibank NA		$8	CZK	168	9/16/21	(—	@)
Citibank NA		$72	HKD	561	9/16/21	(—	@)
Citibank NA		$31	ILS	100	9/17/21	(—	@)
Citibank NA		$76	SGD	101	8/20/21	(1)
Citibank NA		$128	THB	4,040	8/20/21	(2)
Citibank NA		$5	THB	145	9/16/21	(—	@)
Commonwealth Bank of Australia	NZD	13		$9	9/16/21	—	@
Goldman Sachs International	CAD	68		$56	8/20/21	1
Goldman Sachs International		$74	AUD	97	9/16/21	(2)
Goldman Sachs International		$335	CAD	408	9/16/21	(6)
Goldman Sachs International		$468	CHF	419	9/16/21	(14)
Goldman Sachs International		$174	EUR	143	9/16/21	(4)
Goldman Sachs International		$193	EUR	161	9/16/21	(1)
Goldman Sachs International		$63	HKD	492	9/16/21	(—	@)
Goldman Sachs International		$30	RON	122	8/20/21	(1)
JPMorgan Chase Bank NA	CAD	50		$40	8/20/21	(—	@)
JPMorgan Chase Bank NA	CAD	24		$20	8/20/21	1
JPMorgan Chase Bank NA	CNH	901		$130	8/12/21	(9)
JPMorgan Chase Bank NA	CNH	530		$78	8/12/21	(4)
JPMorgan Chase Bank NA	CNH	383		$58	8/12/21	(1)
JPMorgan Chase Bank NA	CNH	19,362		$2,965	8/12/21	(21)
JPMorgan Chase Bank NA	EUR	244		$290	8/20/21	(—	@)
JPMorgan Chase Bank NA	GBP	168		$238	8/20/21	6

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPY	936		$8	8/20/21	$—	@
JPMorgan Chase Bank NA		$195	AUD	254	9/16/21	(5)
JPMorgan Chase Bank NA		$40	CAD	50	7/6/21	—	@
JPMorgan Chase Bank NA		$20	CAD	24	9/16/21	(—	@)
JPMorgan Chase Bank NA		$217	CHF	194	8/20/21	(7)
JPMorgan Chase Bank NA		$152	CNH	1,078	8/12/21	15
JPMorgan Chase Bank NA		$2,658	CNH	18,870	8/12/21	251
JPMorgan Chase Bank NA		$184	CNH	1,229	8/12/21	6
JPMorgan Chase Bank NA		$48	CZK	1,001	8/20/21	(2)
JPMorgan Chase Bank NA		$1,654	EUR	1,352	8/20/21	(49)
JPMorgan Chase Bank NA		$9	EUR	7	8/20/21	(—	@)
JPMorgan Chase Bank NA		$2	GBP	2	8/20/21	(—	@)
JPMorgan Chase Bank NA		$7	JPY	742	8/20/21	(—	@)
JPMorgan Chase Bank NA		$15	PLN	56	8/20/21	(—	@)
JPMorgan Chase Bank NA		$89	SEK	740	8/20/21	(3)
JPMorgan Chase Bank NA		$37	SEK	311	9/16/21	(1)
JPMorgan Chase Bank NA	ZAR	19		$1	9/16/21	—	@
Royal Bank of Canada	CNH	210		$33	8/20/21	—	@
Royal Bank of Canada		$53	JPY	5,855	8/20/21	(1)
State Street Bank and Trust Co.		$8	HKD	59	9/16/21	(—	@)
State Street Bank and Trust Co.		$520	JPY	56,556	8/20/21	(11)
UBS AG	AUD	1,087		$846	8/20/21	31
UBS AG	CHF	28		$30	9/16/21	—	@
UBS AG	CNH	160		$25	8/20/21	—	@
UBS AG	DKK	148		$24	8/20/21	1
UBS AG	EUR	107		$130	8/20/21	3
UBS AG	GBP	35		$49	8/20/21	(—	@)
UBS AG	GBP	107		$151	8/20/21	3
UBS AG	MXN	1,908		$95	8/20/21	—	@
UBS AG		$4	AUD	5	8/20/21	(—	@)
UBS AG		$221	AUD	287	9/16/21	(6)
UBS AG		$516	CAD	628	9/16/21	(9)
UBS AG		$707	CHF	634	9/16/21	(20)
UBS AG		$132	EUR	108	8/20/21	(4)
UBS AG		$81	HKD	625	9/16/21	(—	@)
UBS AG		$19	HUF	5,535	8/23/21	(1)
UBS AG		$1	HUF	419	9/16/21	(—	@)
UBS AG		$605	JPY	66,516	9/16/21	(5)
UBS AG		$7	MXN	138	8/20/21	(—	@)
UBS AG		$14	NOK	119	8/20/21	(1)
UBS AG		$8	NOK	67	9/16/21	(—	@)
UBS AG		$7	TRY	62	9/16/21	(—	@)
UBS AG	ZAR	327		$23	9/16/21	1
						$61

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
SPI 200 Index (Australia)	4	Sep-21	AUD	— @	$542	$(3)
S&P TSE 60 Index (Canada)	6	Sep-21	CAD	1	1,164	8
SGX MSCI Singapore (Singapore)	5	Jul-21	SGD	1	132	1
South Korea 10 yr. Bond (Korea, Republic of)	5	Sep-21	KRW	500,000	559	(1)
IBEX 35 Index (Spain)	7	Jul-21	EUR	— @	729	(31)
Hang Seng Index (Hong Kong)	3	Jul-21	HKD	— @	553	(2)
Gold Futures (United States)	12	Aug-21		$1	2,126	(128)
FTSE MIB Index (Italy)	5	Sep-21	EUR	— @	741	(17)
CAC 40 Index (France)	1	Jul-21		— @	77	(1)
U.S. Treasury 10 yr. Note (United States)	47	Sep-21		$4,700	6,228	35
U.S. Treasury 5 yr. Note (United States)	43	Sep-21		4,300	5,307	(12)
Short:
U.S. Treasury Ultra Long Bond (United States)	45	Sep-21		(4,500)	(6,624)	(116)
S&P 500 E Mini Index (United States)	23	Sep-21		(1)	(4,932)	(54)
MSCI Emerging Market E Mini (United States)	9	Sep-21		(— @)	(614)	3
Copper High Grade Index (United States)	5	Sep-21		(125)	(536)	25
FTSE 100 Index (United Kingdom)	1	Sep-21	GBP	(— @)	(97)	1
U.S. Treasury Ultra Long Bond (United States)	13	Sep-21		$(1,300)	(2,505)	(108)
U.S. Treasury 2 yr. Note (United States)	1	Sep-21		(200)	(220)	— @
U.S. Treasury 10 yr. Note (United States)	5	Sep-21		(500)	(663)	(2)
Euro STOXX 50 Index (Germany)	5	Sep-21	EUR	(— @)	(240)	3
German Euro BTP (Germany)	11	Sep-21		(1,100)	(1,975)	(13)
NIKKEI 225 Index (Japan)	1	Sep-21	JPY	(1)	(129)	— @
UK Long Gilt Bond (United Kingdom)	1	Sep-21	GBP	(100)	(177)	(2)
German Euro Bund (Germany)	1	Sep-21	EUR	(100)	(205)	(1)
						$(415)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2021:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.24%	Semi-Annual/ Quarterly	3/30/30	$316	$42	$—	$42
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.27	Semi-Annual/ Quarterly	3/30/30	1,106	143	—	143
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.3	Semi-Annual/ Quarterly	3/30/30	315	40	—	40
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.18	Semi-Annual/ Quarterly	3/31/30	526	73	—	73
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.31	Semi-Annual/ Quarterly	4/28/30	190	24	—	24
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.37	Semi-Annual/ Quarterly	5/29/30	134	17	—	17
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.75	Semi-Annual/ Quarterly	7/30/30	247	26	—	26
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.96	Semi-Annual/ Quarterly	8/28/30	138	11	—	11

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Interest Rate Swap Agreements (cont'd):

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.18	Semi-Annual/ Quarterly	12/23/30		$387	$18	$—	$18
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.56	Semi-Annual/ Quarterly	5/24/31		897	2	—	2
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly/ Quarterly	10/3/30	MXN	4,150	(17)	—	(17)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly/ Quarterly	10/4/30		7,103	(29)	—	(29)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly/ Quarterly	10/4/30		7,113	(30)	—	(30)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.58	Quarterly/ Quarterly	11/1/30		4,361	(21)	—	(21)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.59	Quarterly/ Quarterly	11/1/30		4,360	(21)	—	(21)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.60	Quarterly/ Quarterly	11/1/30		8,555	(41)	—	(41)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.61	Quarterly/ Quarterly	11/1/30		7,125	(34)	—	(34)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.61	Quarterly/ Quarterly	11/1/30		9,980	(48)	—	(48)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.61	Quarterly/ Quarterly	11/1/30		9,980	(48)	—	(48)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.03	Quarterly/ Quarterly	2/12/31		6,976	(24)	—	(24)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.03	Quarterly/ Quarterly	2/12/31		6,977	(24)	—	(24)
Morgan Stanley & Co. LLC*	3 Month LIBOR	Receive	2.57	Semi-Annual/ Quarterly	5/26/31		$327	(1)	—	(1)
								$58	$—	$58

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2021:

Swap Counterparty	Index	Pay/ Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Bitcoin Plays Basket Index	Pay	3 Month USD LIBOR plus 2.25%	Quarterly	5/23/22	$165	$(16)	$—	$(16)
Barclays Bank PLC	Barclays Electric Vehicles Basket Index	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	6/13/22	593	(100)	—	(100)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/21	98	(1)	—	(1)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	432	(6)	—	(6)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	564	(7)	—	(7)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	775	(10)	—	(10)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	338	(4)	—	(4)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	403	(5)	—	(5)
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements (cont'd):

Swap Counterparty	Index	Pay/ Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	$134	$(1)	$—	$(1)
BNP Paribas SA	MSCI Emerging Markets ex China Index	Receive	3 Month USD LIBOR plus 0.52%	Quarterly	1/13/22	417	25	—	25
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.18%	Quarterly	2/10/22	4,206	(83)	—	(83)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	3 Month USD LIBOR plus 0.18%	Quarterly	1/26/22	8,639	256	—	256
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	558	(4)	—	(4)
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	1,358	(1)	—	(1)
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	1,339	(3)	—	(3)
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	1,375	(11)	—	(11)
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	184	— @	—	— @
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	452	2	—	2
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	450	3	—	3
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	455	3	—	3
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	743	(19)	—	(19)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	1,812	(54)	—	(54)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	1,789	(61)	—	(61)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	1,800	(51)	—	(51)
JPMorgan Chase Bank NA	JPM SPX 500 Anti-Value Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	4,617	(77)	—	(77)
JPMorgan Chase Bank NA	JPM SPX 500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	1,533	(17)	—	(17)
JPMorgan Chase Bank NA	JPM SPX 500 Value basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	6/9/22	6,157	(215)	—	(215)
							$(457)	$—	$(457)

††  See tables below for details of the equity basket holdings underlying the swap.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index
Bank of America Corp.	308,343	$12,713	21.59%
Citigroup, Inc.	79,236	5,606	9.52
Citizens Financial Group, Inc.	15,687	720	1.22
City Developments Ltd.	3,298	170	0.29
Comerica, Inc.	5,287	377	0.64
East West Bancorp, Inc.	4,961	356	0.60
Fifth Third Bancorp	25,079	959	1.63
First Republic Bank	5,750	1,076	1.83
Huntington Bancshares, Inc.	35,695	509	0.87
JPMorgan Chase & Co.	110,953	17,258	29.31
KeyCorp	34,389	710	1.21
M&T Bank Corp.	4,440	645	1.10
People's United Financial, Inc.	13,619	233	0.40
PNC Financial Services Group, Inc. (The)	15,425	2,942	5.00
Regions Financial Corp.	34,597	698	1.19
Signature Bank	1,907	468	0.80
SVB Financial Group	1,793	998	1.69
Truist Financial Corp.	45,852	2,545	4.32
US Bancorp	51,605	2,940	4.99
Wells Fargo & Co.	146,120	6,618	11.24
Zions Bancorp NA	6,245	330	0.56

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Anti-Value Basket Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Anti-Value Basket Index
3D Systems Corp.	1,677	$67	0.66%
8X8, Inc.	2,185	61	0.60
Arrowhead Pharmaceuticals, Inc.	661	55	0.54
Axon Enterprise, Inc.	356	63	0.62
Bio-Techne Corp.	119	53	0.53
Cable One, Inc.	28	54	0.53
Cara Therapeutics, Inc.	3,870	55	0.54
Cardiovascular Systems, Inc.	1,320	56	0.56
Ceva, Inc.	1,142	54	0.53
Chico's Fas, Inc.	9,352	62	0.61
Cognex Corp.	633	53	0.52
Cutera, Inc.	1,098	54	0.53
DexCom, Inc.	131	56	0.55
Enphase Energy, Inc.	374	69	0.68
Glaukos Corp.	683	58	0.57
Green Plains, Inc.	1,651	56	0.55
Harmonic, Inc.	7,037	60	0.59
Helen of Troy Ltd.	244	56	0.55
Heska Corp.	256	59	0.58
IDEXX Laboratories, Inc.	90	57	0.56
Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Anti-Value Basket Index (cont'd)
Joint Corp. (The)	695	$58	0.58%
Lattice Semiconductor Corp.	947	53	0.52
Lendingtree, Inc.	253	54	0.53
Liveperson, Inc.	911	58	0.57
Monolithic Power Systems, Inc.	145	54	0.53
Moody's Corp.	150	54	0.54
MSCI, Inc.	108	58	0.57
Neogenomics, Inc.	1,230	56	0.55
NIKE, Inc.	376	58	0.57
NVIDIA Corp.	72	57	0.56
Occidental Petroleum Corp.	1,727	54	0.53
Par Pacific Holdings, Inc.	3,381	57	0.56
Paycom Software, Inc.	156	57	0.56
PayPal Holdings, Inc.	191	56	0.55
Pdf Solutions, Inc.	2,942	53	0.53
RH, Inc.	82	56	0.55
Ryder System, Inc.	1,189	66	0.65
S&P Global, Inc.	131	54	0.53
Sailpoint Technologies Holdings	1,178	60	0.59
ServiceNow, Inc.	109	60	0.59
Shake Shack, Inc. — Class A	564	60	0.59
Staar Surgical Co.	366	56	0.55
Tabula Rasa Healthcare, Inc.	1,182	59	0.58
Techtarget	753	58	0.58
Trex Company, Inc.	520	53	0.52
Trupanion, Inc.	573	66	0.65
Ulta Beauty, Inc.	154	53	0.53
Vicor Corp.	539	57	0.56
Yeti Holdings, Inc.	580	53	0.53
Zoetis, Inc.	287	54	0.53

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Low Vol Basket Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Low Vol Basket Index
Abbott Laboratories	495	$57	0.58%
Adobe, Inc.	107	63	0.63
Agilent Technologies, Inc.	392	58	0.58
Amazon.com, Inc.	17	58	0.58
Amgen, Inc.	228	56	0.56
Analog Devices, Inc.	326	56	0.56
AutoZone, Inc.	39	58	0.58
Cable One, Inc.	30	58	0.59
Cabot Oil & Gas Corp.	3,193	56	0.56
CDW Corp.	323	56	0.57
Charter Communications Operating LLC/Charter Communications Operating Capital	79	57	0.57
Danaher Corp.	223	60	0.60

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Low Vol Basket Index (cont'd)
Deckers Outdoor Corp.	167	$64	0.64%
Dollar General Corp.	261	57	0.57
Domino's Pizza, Inc.	125	58	0.59
Estee Lauder Cos., Inc. (The)	178	57	0.57
Exxon Mobil Corp.	880	55	0.56
Factset Research Systems, Inc.	166	56	0.56
Helen of Troy Ltd.	262	60	0.60
Home Depot, Inc. (The)	174	55	0.56
Humana, Inc.	127	56	0.56
Intercontinental Exchange, Inc.	482	57	0.57
Intu Properties PLC	117	57	0.58
Jack Henry & Associates, Inc.	343	56	0.56
Keysight Technologies, Inc.	363	56	0.56
Lennox International, Inc.	158	56	0.56
Life Storage, Inc.	523	56	0.56
Merck KGaA	729	57	0.57
Microsoft Corp.	216	58	0.59
Motorola Solutions, Inc.	257	56	0.56
Nasdaq, Inc.	318	56	0.56
National Instruments Corp.	1,313	56	0.56
National Storage Affiliates Trust	1,147	58	0.58
NIKE, Inc.	404	62	0.63
NVR, Inc.	11	56	0.56
O'Reilly Automotive, Inc.	103	58	0.58
Osi Systems, Inc.	557	57	0.57
Paychex, Inc.	527	57	0.57
Public Storage	187	56	0.57
ResMed, Inc.	263	65	0.65
Ross Stores, Inc.	452	56	0.56
S&P Global, Inc.	141	58	0.58
Singapore Technologies Engineering Ltd.	279	58	0.58
Synopsys, Inc.	211	58	0.59
Tesco PLC	299	56	0.56
Thermo Fisher Scientific, Inc.	120	61	0.61
TJX Cos., Inc. (The)	823	56	0.56
Toro Co. (The)	514	56	0.57
Tyler Technologies, Inc.	134	61	0.61
Zoetis, Inc.	309	57	0.58

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Value Basket Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Basket Index
Amkor Technology, Inc.	2,341	$55	0.57%
B&G Foods, Inc.	1,645	54	0.55
Big Lots Inc	796	53	0.54
Biogen, Inc.	180	62	0.64
Brinker International, Inc.	913	56	0.58
Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Basket Index (cont'd)
Cardinal Health, Inc.	912	$52	0.53%
Centene Corp.	722	53	0.54
Cirrus Logic, Inc.	665	57	0.58
Clearwater Paper Corp.	1,790	52	0.53
Corecivic, Inc.	5,715	60	0.61
Csg Systems International, Inc.	1,193	56	0.57
Dassault Aviation SA	5,192	54	0.55
Deluxe Corp.	1,106	53	0.54
Dick's Sporting Goods, Inc.	529	53	0.54
eBay, Inc.	791	56	0.57
Ebix, Inc.	1,755	60	0.61
El Pollo Loco Holdings, Inc.	3,041	56	0.57
Envista Holdings Corp.	1,225	53	0.54
Facebook, Inc.	156	54	0.55
First Solar, Inc.	681	62	0.63
Fulgent Genetics, Inc.	700	65	0.66
Geo Group, Inc, (The)	8,733	62	0.63
Hibbett, Inc.	610	55	0.56
Hill-Rom Holdings, Inc.	464	53	0.54
Hologic, Inc.	850	57	0.58
Industrial Logistics Properties	2,025	53	0.54
Innoviva, Inc.	3,976	53	0.54
Integra Lifesciences Holding	764	52	0.53
J2 Global, Inc.	405	56	0.57
Jabil, Inc.	893	52	0.53
Jefferies Financial Group, Inc.	1,611	55	0.56
Marinemax, Inc.	1,090	53	0.54
Meridian Bioscience, Inc.	2,732	61	0.62
Micron Technology, Inc.	616	52	0.53
Myr Group, Inc.	582	53	0.54
Navient Corp.	2,781	54	0.55
NRG Energy, Inc.	1,522	61	0.63
Parkland Corp.	371	57	0.59
Progress Software Corp.	1,119	52	0.53
Quest Diagnostics, Inc.	400	53	0.54
Quidel Corp.	496	64	0.65
Regeneron Pharmaceuticals, Inc.	101	56	0.57
Sabra Health Care, Inc.	2,942	54	0.55
SLG Office Trust	650	52	0.53
Southern California Edison Co.	914	53	0.54
Sykes Enterprises, Inc.	1,240	67	0.68
Syneos Health, Inc.	620	55	0.57
Vista Outdoor, Inc.	1,216	56	0.57
Xperi Holding Corp.	2,336	52	0.53
Zumiez, Inc.	1,091	53	0.55

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Anti-Value Basket Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Anti-Value Basket Index
ABIOMED, Inc.	340	$106	1.03%
Agilent Technologies, Inc.	713	105	1.02
American Tower Corp.	371	100	0.97
ANSYS, Inc.	290	101	0.98
Autodesk, Inc.	345	101	0.98
Cadence Design Systems, Inc.	776	106	1.03
Chipotle Mexican Grill, Inc.	74	115	1.12
Copart, Inc.	787	104	1.01
DexCom, Inc.	257	110	1.07
Edwards Lifesciences Corp.	1,026	106	1.03
Enphase Energy Inc	730	134	1.30
Equinix, Inc.	125	101	0.98
Estee Lauder Cos., Inc. (The)	324	103	1.00
Fortinet, Inc.	444	106	1.03
Generac Holdings, Inc.	300	125	1.21
IDEXX Laboratories, Inc.	176	111	1.08
Illumina, Inc.	235	111	1.08
Intu Properties PLC	213	104	1.01
Intuitive Surgical, Inc.	118	109	1.06
MarketAxess Holdings, Inc.	219	101	0.98
Marsh & McLennan Cos., Inc.	704	99	0.96
Mastercard, Inc.	269	98	0.95
Mettler-Toledo International, Inc.	78	108	1.05
Monolithic Power Systems, Inc.	283	106	1.03
Moody's Corp.	293	106	1.03
MSCI, Inc.	211	112	1.09
Nasdaq, Inc.	578	102	0.99
Netflix, Inc.	199	105	1.02
NextEra Energy Capital Holdings, Inc.	1,360	100	0.97
NVIDIA Corp.	140	112	1.09
Occidental Petroleum Corp.	3,376	106	1.03
Paycom Software, Inc.	305	111	1.08
PayPal Holdings, Inc.	374	109	1.06
ResMed, Inc.	479	118	1.15
Rollins, Inc.	2,964	101	0.98
S&P Global, Inc.	256	105	1.02
salesforce.com, Inc.	414	101	0.98
SBA Communications Corp.	315	100	0.97
ServiceNow, Inc.	214	117	1.14
Starbucks Corp.	878	98	0.95
Stryker Corp.	391	101	0.99
Tesla, Inc.	164	112	1.08
Twitter, Inc.	1,667	115	1.11
Tyler Technologies, Inc.	244	110	1.07
VeriSign, Inc.	449	102	0.99
Verisk Analytics, Inc.	570	100	0.97
Waters Corp.	308	106	1.03
Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Anti-Value Basket Index (cont'd)
West Pharmaceutical Services, Inc.	295	$106	1.03%
Xylem, Inc.	825	99	0.96
Zoetis, Inc.	562	105	1.02

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Low Vol Basket Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Low Vol Basket Index
Abbott Laboratories	986	$114	1.11%
Accenture PLC	381	112	1.10
Adobe, Inc.	214	125	1.22
Agilent Technologies, Inc.	782	116	1.12
Akamai Technologies, Inc.	928	108	1.06
Alphabet, Inc.	45	110	1.08
American Tower Corp.	406	110	1.08
Automatic Data Processing, Inc.	545	108	1.06
AutoZone, Inc.	78	116	1.14
Bristol-Myers Squibb Co.	1,660	111	1.09
Charter Communications Operating LLC/Charter Communications Operating Capital	158	114	1.12
Comcast Corp.	1,891	108	1.06
Danaher Corp.	445	119	1.17
Dollar General Corp.	521	113	1.11
Eaton Corp., PLC	726	108	1.05
Expeditors International of Washington, Inc.	869	110	1.08
Garmin Ltd.	750	108	1.06
Home Depot, Inc. (The)	347	111	1.08
Intercontinental Exchange, Inc.	961	114	1.12
Intu Properties PLC	233	114	1.12
Jack Henry & Associates, Inc.	683	112	1.10
Kotak Mahindra Bank Ltd.	826	111	1.08
Marsh & McLennan Cos., Inc.	772	109	1.06
Medtronic PLC	870	108	1.06
Merck KGaA	1,455	113	1.11
Microsoft Corp.	430	116	1.14
Mid-America Apartment Communities, Inc.	651	110	1.08
Nasdaq, Inc.	633	111	1.09
NIKE, Inc.	806	125	1.22
O'Reilly Automotive, Inc.	205	116	1.14
Otis Worldwide Corp.	1,350	110	1.08
Paychex, Inc.	1,051	113	1.11
PepsiCo, Inc.	729	108	1.06
Pool Corp.	246	113	1.11
Public Storage	373	112	1.10
Republic Services, Inc.	987	109	1.06
S&P Global, Inc.	280	115	1.13
SBA Communications Corp.	345	110	1.08
Singapore Technologies Engineering Ltd.	557	115	1.13

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Low Vol Basket Index (cont'd)
Starbucks Corp.	963	$108	1.06%
Tesco PLC	595	111	1.09
Texas Instruments, Inc.	567	109	1.07
Thermo Fisher Scientific, Inc.	240	121	1.18
TJX Cos., Inc. (The)	1,642	111	1.09
T-Mobile USA, Inc.	746	108	1.06
Tyler Technologies, Inc.	267	121	1.19
VeriSign, Inc.	492	112	1.10
Verisk Analytics, Inc.	624	109	1.06
Visa, Inc.	468	109	1.07
Zoetis, Inc.	615	115	1.12

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Value basket Index as of June 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value basket Index
AES Panama Generation Holdings SRL	4,039	$105	1.08%
Alexandria Real Estate Equities, Inc.	548	100	1.02
Bank of New York Mellon Corp. (The)	1,931	99	1.01
Best Buy Co., Inc.	869	100	1.02
Biogen, Inc.	352	122	1.25
Cardinal Health, Inc.	1,783	102	1.04
CBRE Group, Inc.	1,146	98	1.00
Centene Corp.	1,411	103	1.05
Cisco Systems, Inc.	1,865	99	1.01
Cleveland Electric Illuminating Co. (The)	2,630	98	1.00
Cognizant Technology Solutions Corp.	1,410	98	1.00
CVS Health Corp.	1,166	97	0.99
DaVita, Inc.	838	101	1.03
Discovery, Inc. Class A	3,196	98	1.00
Discovery, Inc. Class C	3,412	99	1.01
Dollar Tree, Inc.	990	99	1.01
DR Horton, Inc.	1,089	98	1.01
DXC Technology Co.	2,528	98	1.01
Everest Re Group Ltd.	389	98	1.00
FedEx Corp.	334	100	1.02
General Dynamics Corp.	521	98	1.00
Goldman Sachs Group, Inc. (The)	258	98	1.00
Hanesbrands, Inc.	5,208	97	0.99
Hologic, Inc.	1,660	111	1.13
HP, Inc.	3,292	99	1.02
Intel Corp.	1,757	99	1.01
International Business Machines Corp.	684	100	1.02
Juniper Networks, Inc.	3,627	99	1.01
Kroger Co. (The)	2,611	100	1.02
L3Harris Technologies, Inc.	453	98	1.00
Laboratory Corp. of America Holdings	379	104	1.07
Leidos Holdings, Inc.	967	98	1.00
Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value basket Index (cont'd)
Lennar Corp.	1,044	$104	1.06%
LKQ Corp.	1,998	98	1.01
Micron Technology, Inc.	1,204	102	1.05
Newell Brands, Inc.	3,566	98	1.00
NRG Energy, Inc.	2,974	120	1.22
PECO Energy Co.	2,211	98	1.00
Pembina Pipeline Corp.	3,478	97	0.99
Pfizer, Inc.	2,575	101	1.03
Qorvo, Inc.	546	107	1.09
Quest Diagnostics, Inc.	782	103	1.05
Regency Centers Corp.	1,533	98	1.00
Skyworks Solutions, Inc.	592	113	1.16
Southern California Edison Co.	1,785	103	1.05
Stanley Black & Decker, Inc.	474	97	0.99
Textron, Inc.	1,459	100	1.03
United Rentals, Inc.	304	97	0.99
ViacomCBS, Inc.	2,418	109	1.12
Westinghouse Air Brake Technologies Corp.	1,217	100	1.02

@  Value/notional amount is less than $500.

*  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

BTP  Buoni del Tesoro Poliennali.

CAC  Cotation Assistée en Continu.

CPI  Consumer Price Index.

FTSE  Financial Times Stock Exchange.

IBEX  Índice Bursátil Español.

LIBOR  London Interbank Offered Rate.

MIB  Milano Indice di Borsa.

MSCI  Morgan Stanley Capital International

SGX  Singapore Exchange Ltd.

SPI  Schedule Performance Index

TIIE  Interbank Equilibrium Interest Rate.

TSE  Toronto Stock Exchange.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

CLP  — Chilean Peso

CNH  — Chinese Yuan Renminbi Offshore

CNY  — Chinese Yuan Renminbi

COP  — Colombian Peso

CZK  — Czech Koruna

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

HUF  — Hungarian Forint

IDR  — Indonesian Rupiah

ILS  — Israeli Shekel

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

INR  — Indian Rupee

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PEN  — Peruvian Nuevo Sol

PLN  — Polish Zloty

RON  — Romanian New Leu

RUB  — Russian Ruble

SEK  — Swedish Krona

SGD  — Singapore Dollar

THB  — Thai Baht

TRY  — Turkish Lira

TWD  — Taiwan Dollar

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	45.2%
Common Stocks	43.8
Short-Term Investments	6.4
Other*	4.6
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with a value of approximately $37,075,000 and net unrealized depreciation of approximately $415,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $61,000. Also does not include open swap agreements with net unrealized depreciation of approximately $399,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $84,700)	$101,719
Investment in Security of Affiliated Issuer, at Value (Cost $6,189)	6,189
Total Investments in Securities, at Value (Cost $90,889)	107,908
Foreign Currency, at Value (Cost $380)	369
Receivable for Investments Sold	3,396
Due from Broker	1,365
Receivable for Variation Margin on Futures Contracts	996
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	353
Unrealized Appreciation on Swap Agreements	289
Interest Receivable	262
Tax Reclaim Receivable	56
Dividends Receivable	47
Receivable for Fund Shares Sold	40
Receivable for Variation Margin on Swap Agreements	29
Receivable from Affiliate	—	@
Other Assets	24
Total Assets	115,134
Liabilities:
Payable for Investments Purchased	4,861
Unrealized Depreciation on Swap Agreements	746
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	292
Payable for Custodian Fees	74
Due to Broker	60
Payable for Advisory Fees	59
Payable for Professional Fees	35
Payable for Servicing Fees	33
Payable for Administration Fees	7
Payable for Transfer Agency Fees	2
Payable for Distribution Fees — Class II Shares	1
Payable for Fund Shares Redeemed	1
Deferred Capital Gain Country Tax	1
Other Liabilities	64
Total Liabilities	6,236
NET ASSETS	$108,898
Net Assets Consist of:
Paid-in-Capital	$82,063
Total Distributable Earnings	26,835
Net Assets	$108,898
CLASS I:
Net Assets	$92,058
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,833,054 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.75
CLASS II:
Net Assets	$16,840
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,441,983 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.68

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $27 of Foreign Taxes Withheld)	$541
Interest from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	454
Dividends from Security of Affiliated Issuer (Note H)	1
Total Investment Income	996
Expenses:
Advisory Fees (Note B)	400
Professional Fees	95
Custodian Fees (Note G)	82
Servicing Fees (Note D)	82
Pricing Fees	48
Administration Fees (Note C)	43
Distribution Fees — Class II Shares (Note E)	21
Shareholder Reporting Fees	12
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	2
Other Expenses	4
Total Expenses	794
Waiver of Advisory Fees (Note B)	(294)
Waiver of Distribution Fees — Class II Shares (Note E)	(12)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	485
Net Investment Income	511
Realized Gain (Loss):
Investments Sold	2,959
Foreign Currency Forward Exchange Contracts	(351)
Foreign Currency Translation	(12)
Futures Contracts	208
Swap Agreements	4,912
Net Realized Gain	7,716
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $1)	2,051
Foreign Currency Forward Exchange Contracts	(133)
Foreign Currency Translation	(28)
Futures Contracts	(469)
Swap Agreements	(2,526)
Net Change in Unrealized Appreciation (Depreciation)	(1,105)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	6,611
Net Increase in Net Assets Resulting from Operations	$7,122

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$511	$847
Net Realized Gain	7,716	4,121
Net Change in Unrealized Appreciation (Depreciation)	(1,105)	4,760
Net Increase in Net Assets Resulting from Operations	7,122	9,728
Dividends and Distributions to Shareholders:
Class I	—	(7,322)
Class II	—	(1,336)
Total Dividends and Distributions to Shareholders	—	(8,658)
Capital Share Transactions:(1)
Class I:
Subscribed	3,945	3,399
Distributions Reinvested	—	7,322
Redeemed	(6,479)	(12,642)
Class II:
Subscribed	493	474
Distributions Reinvested	—	1,336
Redeemed	(950)	(2,356)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,991)	(2,467)
Total Increase (Decrease) in Net Assets	4,131	(1,397)
Net Assets:
Beginning of Period	104,767	106,164
End of Period	$108,898	$104,767
(1) Capital Share Transactions:
Class I:
Shares Subscribed	343	329
Shares Issued on Distributions Reinvested	—	778
Shares Redeemed	(566)	(1,260)
Net Decrease in Class I Shares Outstanding	(223)	(153)
Class II:
Shares Subscribed	42	48
Shares Issued on Distributions Reinvested	—	143
Shares Redeemed	(83)	(237)
Net Decrease in Class II Shares Outstanding	(41)	(46)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$10.99		$10.91		$9.85		$11.17		$9.87		$9.39
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.09		0.16		0.16		0.20		0.15
Net Realized and Unrealized Gain (Loss)	0.70		0.95		1.56		(0.86)		1.38		0.37
Total from Investment Operations	0.76		1.04		1.72		(0.70)		1.58		0.52
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.20)		(0.13)		(0.12)		—
Net Realized Gain	—		(0.80)		(0.46)		(0.49)		(0.16)		(0.04)
Total Distributions	—		(0.96)		(0.66)		(0.62)		(0.28)		(0.04)
Net Asset Value, End of Period	$11.75		$10.99		$10.91		$9.85		$11.17		$9.87
Total Return(3)	6.92	%(5)	10.92%		17.77%		(6.50)%		16.11%		5.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$92,058		$88,563		$89,575		$87,675		$107,015		$104,197
Ratio of Expenses Before Expense Limitation	1.45	%(6)	1.59%		1.49%		1.44%		1.42%		1.43%
Ratio of Expenses After Expense Limitation	0.89	%(4)(6)	0.88	%(4)	0.88	%(4)	0.89	%(4)	0.88	%(4)	0.88	%(4)
Ratio of Net Investment Income	0.98	%(4)(6)	0.89	%(4)	1.55	%(4)	1.48	%(4)	1.85	%(4)	1.54	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.02%		0.02%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	51	%(5)	114%		124%		85%		99%		105%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Consolidated Financial Highlights

Global Strategist Portfolio

	Class II
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$10.93		$10.85		$9.79		$11.11		$9.82		$9.35
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.08		0.15		0.15		0.18		0.14
Net Realized and Unrealized Gain (Loss)	0.70		0.94		1.56		(0.86)		1.38		0.37
Total from Investment Operations	0.75		1.02		1.71		(0.71)		1.56		0.51
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.19)		(0.12)		(0.11)		—
Net Realized Gain	—		(0.80)		(0.46)		(0.49)		(0.16)		(0.04)
Total Distributions	—		(0.94)		(0.65)		(0.61)		(0.27)		(0.04)
Net Asset Value, End of Period	$11.68		$10.93		$10.85		$9.79		$11.11		$9.82
Total Return(3)	6.86	%(5)	10.85%		17.74%		(6.65)%		15.96%		5.49%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$16,840		$16,204		$16,589		$16,906		$21,700		$21,861
Ratio of Expenses Before Expense Limitation	1.70	%(6)	1.84%		1.74%		1.69%		1.67%		1.68%
Ratio of Expenses After Expense Limitation	0.99	%(4)(6)	0.98	%(4)	0.98	%(4)	0.99	%(4)	0.98	%(4)	0.98	%(4)
Ratio of Net Investment Income	0.88	%(4)(6)	0.79	%(4)	1.45	%(4)	1.38	%(4)	1.75	%(4)	1.44	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.02%		0.02%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	51	%(5)	114%		124%		85%		99%		105%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks total return and offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented approximately $8,633,000 or approximately 7.93% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day,

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (6) when market quotations are not readily available, including circumstances under which the Adviser or the

Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$11	$—	$11
Agency Fixed Rate Mortgages	—	3,255	—	3,255
Asset - Backed Securities	—	444	—	444
Commercial Mortgage - Backed Securities	—	637	—	637
Corporate Bonds	—	13,981	—	13,981
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Fixed Income Securities (cont'd)
Mortgages - Other	$—	$609		$—		$609
Sovereign	—	26,572		—		26,572
Supranational	—	1,119		—		1,119
U.S. Treasury Securities	—	2,113		—		2,113
Total Fixed Income Securities	—	48,741		—		48,741
Common Stocks
Aerospace & Defense	1,802	—		—		1,802
Air Freight & Logistics	493	—		—		493
Airlines	366	—		—		366
Auto Components	53	—		—		53
Automobiles	911	2		—		913
Banks	2,395	—		—		2,395
Beverages	477	—		—		477
Biotechnology	635	—		—		635
Building Products	264	—		—		264
Capital Markets	1,366	—		—		1,366
Chemicals	575	—		—		575
Commercial Services & Supplies	223	7		—		230
Communications Equipment	307	—		—		307
Computers & Peripherals	20	—		—		20
Construction & Engineering	867	—		—		867
Construction Materials	81	—		—		81
Consumer Finance	500	—		—		500
Containers & Packaging	81	—		—		81
Diversified Financial Services	300	—		—		300
Diversified Telecommunication Services	557	—		—		557
Electric Utilities	602	—		—		602
Electrical Equipment	305	—		—		305
Electronic Equipment, Instruments & Components	149	—		—		149
Energy Equipment & Services	179	—		—	†	179	†
Entertainment	250	—		—		250
Equity Real Estate Investment Trusts (REITs)	1,169	—	@	—		1,169
Food & Staples Retailing	715	—		—		715
Food Products	589	—		—		589
Gas Utilities	33	—		—		33
Health Care Equipment & Supplies	1,246	—		—		1,246
Health Care Providers & Services	1,365	—		—		1,365

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Technology	$36	$—		$—	$36
Hotels, Restaurants & Leisure	2,091	—		—	2,091
Household Durables	55	—		—	55
Household Products	569	—		—	569
Independent Power Producers & Energy Traders	19	—		—	19
Industrial Conglomerates	607	—		—	607
Information Technology Services	1,983	—		—	1,983
Insurance	588	—		—	588
Interactive Media & Services	2,253	—		—	2,253
Internet & Direct Marketing Retail	1,780	—		—	1,780
Life Sciences Tools & Services	288	—		—	288
Machinery	585	—		—	585
Marine	46	—		—	46
Media	520	—		—	520
Metals & Mining	1,804	—		—	1,804
Multi - Line Retail	227	—		—	227
Multi-Utilities	343	—		—	343
Oil, Gas & Consumable Fuels	2,941	—		—	2,941
Paper & Forest Products	48	—		—	48
Personal Products	358	—		—	358
Pharmaceuticals	2,114	—		—	2,114
Professional Services	253	—		—	253
Real Estate Management & Development	92	—		—	92
Road & Rail	410	—		—	410
Semiconductors & Semiconductor Equipment	1,004	—		—	1,004
Software	2,169	—	†	—	2,169	†
Specialty Retail	938	—		—	938
Tech Hardware, Storage & Peripherals	2,027	—		—	2,027
Textiles, Apparel & Luxury Goods	876	—		—	876
Thrifts & Mortgage Finance	2	—		—	2
Tobacco	295	—		—	295
Trading Companies & Distributors	94	—		—	94
Transportation Infrastructure	948	—		—	948
Water Utilities	17	—		—	17
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Wireless Telecommunication Services	$65	$—		$—		$65
Total Common Stocks	47,320	9	†	—	†	47,329 †
Warrants	2	—	@	—		2
Investment Company	4,971	—		—		4,971
Short-Term Investments
Investment Company	6,189	—		—		6,189
U.S. Treasury Security	—	676		—		676
Total Short-Term Investments	6,189	676		—		6,865
Foreign Currency Forward Exchange Contracts	—	353		—		353
Futures Contracts	76	—		—		76
Interest Rate Swap Agreements	—	396		—		396
Total Return Swap Agreements	—	289		—		289
Total Assets	58,558	50,464	†	—	†	109,022 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(292)		—		(292)
Futures Contracts	(491)	—		—		(491)
Interest Rate Swap Agreements	—	(338)		—		(338)
Total Return Swap Agreements	—	(746)		—		(746)
Total Liabilities	(491)	(1,376)		—		(1,867)
Total	$58,067	$49,088	†	$—	†	$107,155 †

@  Value is less than $500.

†  Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$—

†  Includes a security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$353
Futures Contract	Variation Margin on Futures Contract	Commodity Risk	25	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	16	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	35	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	396	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	289
Total			$1,114
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(292)
Futures Contract	Variation Margin on Futures Contract	Commodity Risk	(128	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(108	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(255	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(338	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(746)
Total			$(1,867)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(351)
Commodity Risk	Futures Contracts	86
Equity Risk	Futures Contracts	(411)
Interest Rate Risk	Futures Contracts	533
Equity Risk	Swap Agreements	6,774
Interest Rate Risk	Swap Agreements	(1,862)
Total		$4,769
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(133)
Commodity Risk	Futures Contracts	(119)
Equity Risk	Futures Contracts	(106)
Interest Rate Risk	Futures Contracts	(244)
Equity Risk	Swap Agreements	(2,108)
Interest Rate Risk	Swap Agreements	(418)
Total		$(3,128)

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$353	$(292)
Swap Agreements	289	(746)
Total	$642	$(1,038)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$3		$	(— @)	$—	$3
BNP Paribas SA	56			(56)	—	0
Commonwealth Bank of Australia	—	@		—	—	—	@
Goldman Sachs International	257			(1)	(60)	196
JPMorgan Chase Bank NA	287			(110)	—	177
Royal Bank of Canada (UK)	—	@		(— @)	—	0
UBS AG	39			(39)	—	0
Total	$642			$(206)	$(60)	$376
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Pledged(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$—	@	$	(— @)	$—	$0
Bank of Montreal	4			—	—	4
Barclays Bank PLC	119			—	—	119
BNP Paribas SA	211			(56)	(155)	0
Citibank NA	3			—	—	3
Goldman Sachs International	28			(1)	(27)	0
JPMorgan Chase Bank NA	615			(110)	(505)	0
Royal Bank of Canada (UK)	1			(— @)	—	1
State Street Bank and Trust Co.	11			—	—	11
UBS AG	46			(39)	—	7
Total	$1,038			$(206)	$(687)	$145

@  Value is less than $500.

(d)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$34,638,000
Futures Contracts:
Average monthly notional value	$34,714,000
Swap Agreements:
Average monthly notional amount	$24,248,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.19% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares and 1.00% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $294,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2021, this waiver amounted to approximately $12,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $30,871,000 and $23,096,000, respectively. For the six months ended June 30, 2021, purchases and sales of long-term U.S. Government securities were approximately $25,728,000 and $25,646,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$15,117	$54,965	$63,893	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$6,189

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,575	$4,083	$1,951	$4,497

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to an adjustment to prior period equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Distributable Earnings (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@  Amount is less than $500.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,053	$1,501

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 73.9%.

L. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

M. LIBOR Risk: The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

current basis cannot and will not be guaranteed after the end of 2021. On March 5, 2021, the FCA announced that LIBOR will either cease to be provided by any administrator, or no longer be representative for many LIBOR settings after December 31, 2021, and for certain commonly-used tenors of U.S. dollar LIBOR after June 30, 2023. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021 (or a later date, if a particular Reference Rate is expected to continue beyond 2021), it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFIMSAN
3687095 EXP 08.31.22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Growth Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Consolidated Expense Example	2
Consolidated Portfolio of Investments	3
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	11
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Expense Example

Growth Portfolio

As a shareholder of the Growth Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,125.30	$1,021.97	$3.00	$2.86	0.57%
Growth Portfolio Class II	1,000.00	1,124.00	1,020.73	4.32	4.11	0.82

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (97.1%)
Biotechnology (2.2%)
Alnylam Pharmaceuticals, Inc. (a)	25,694	$4,355
Moderna, Inc. (a)	89,671	21,071
		25,426
Entertainment (7.8%)
ROBLOX Corp., Class A (a)	332,504	29,919
Sea Ltd. ADR (Singapore) (a)	63,228	17,362
Spotify Technology SA (a)	159,410	43,932
		91,213
Health Care Equipment & Supplies (3.1%)
DexCom, Inc. (a)	44,986	19,209
Intuitive Surgical, Inc. (a)	18,938	17,416
		36,625
Health Care Providers & Services (0.7%)
Guardant Health, Inc. (a)	68,780	8,542
Health Care Technology (4.9%)
Agilon Health Topco, Inc.(a)(b)	336,300	13,030
Veeva Systems, Inc., Class A (a)	142,611	44,345
		57,375
Hotels, Restaurants & Leisure (0.5%)
Airbnb, Inc., Class A (a)	38,526	5,900
Information Technology Services (25.0%)
Adyen N.V. (Netherlands) (a)	6,884	16,819
Fastly, Inc., Class A (a)	109,254	6,512
MongoDB, Inc. (a)	51,328	18,556
Okta, Inc. (a)	125,766	30,772
Shopify, Inc., Class A (Canada) (a)	49,880	72,874
Snowflake, Inc., Class A (a)	173,989	42,071
Square, Inc., Class A (a)	244,139	59,521
Twilio, Inc., Class A (a)	116,238	45,816
		292,941
Interactive Media & Services (15.5%)
Pinterest, Inc., Class A (a)	414,641	32,736
Snap, Inc., Class A (a)	878,514	59,862
Twitter, Inc. (a)	887,800	61,090
Zillow Group, Inc., Class C (a)	230,071	28,119
		181,807
Internet & Direct Marketing Retail (5.7%)
Amazon.com, Inc. (a)	4,869	16,750
Chewy, Inc., Class A (a)	26,870	2,142
DoorDash, Inc., Class A (a)	116,804	20,829
Wayfair, Inc., Class A (a)	87,694	27,686
		67,407
	Shares	Value (000)
Life Sciences Tools & Services (2.0%)
10X Genomics, Inc., Class A (a)	59,827	$11,715
Illumina, Inc. (a)	25,454	12,045
		23,760
Metals & Mining (0.3%)
Royal Gold, Inc.	27,342	3,120
Pharmaceuticals (2.1%)
Royalty Pharma PLC, Class A	589,210	24,152
Road & Rail (2.4%)
Uber Technologies, Inc. (a)	573,910	28,764
Semiconductors & Semiconductor Equipment (2.7%)
NVIDIA Corp.	38,942	31,157
Software (19.3%)
Cloudflare, Inc., Class A (a)	495,613	52,456
Coupa Software, Inc. (a)	77,203	20,236
Crowdstrike Holdings, Inc., Class A (a)	72,741	18,280
Datadog, Inc., Class A (a)	194,809	20,276
DocuSign, Inc. (a)	65,185	18,224
Trade Desk, Inc. (The), Class A (a)	288,810	22,342
Unity Software, Inc. (a)	162,959	17,898
Zoom Video Communications, Inc., Class A (a)	147,591	57,122
		226,834
Specialty Retail (2.9%)
Carvana Co. (a)	111,196	33,561
Total Common Stocks (Cost $641,754)		1,138,584
Preferred Stocks (0.1%)
Electronic Equipment, Instruments & Components (0.0%) (d)
Magic Leap Series C (a)(c)(d) (acquisition cost — $1,526; acquired 12/22/15)	66,235	—
Software (0.1%)
Lookout, Inc. Series F (a)(c)(d) (acquisition cost — $1,618; acquired 6/17/14)	141,612	643
Total Preferred Stocks (Cost $3,144)		643
Investment Company (0.3%)
Grayscale Bitcoin Trust (a) (Cost $6,635)	131,938	3,933
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $29,980)	29,979,751	29,980
Total Investments Excluding Purchased Options (100.1%) (Cost $681,513)		1,173,140
Total Purchased Options Outstanding (0.0%) (e) (Cost $5,009)		270
Total Investments (99.8%) (Cost $686,522) (f)(g)		1,173,410
Other Assets in Excess of Liabilities (0.1%)		(597)
Net Assets (100.0%)		$1,172,813

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

The Fund had the following Derivative Contract — PIPE open at June 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized (Depreciation) (000)	% of Net Assets
Soaring Eagle Acquisition Corp.	Ginkgo Bioworks, Inc. (a)(c)(d)(h)(i)	$2,626,830	12/31/21	$(377)	(0.03)%

(a)  Non-income producing security.

(b)  Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At June 30, 2021, this security amounted to approximately $13,030,000, which represents 1.1% of net assets of the Fund.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security and derivative contract (excluding 144A holdings) at June 30, 2021 amounts to approximately $266,000 and represents 0.2% of net assets.

(d)  At June 30, 2021, the Fund held fair valued security and derivative contract valued at approximately $266,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  Amount is less than 0.05%

(f)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $504,577,000 and the aggregate gross unrealized depreciation is approximately $18,066,000, resulting in net unrealized appreciation of approximately $486,511,000.

(g)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(h)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 262,683 shares at $10.00 per shares on the settlement date pursuant to the closing of the business combination between Ginkgo Bioworks, Inc., and Soaring Eagle Acquisition Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Soaring Eagle Acquisition Corp., and Ginkgo Bioworks, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Soaring Eagle Acquisition Corp., and Ginkgo Bioworks, Inc. The investment is restricted from resale until the settlement date.

(i)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR  American Depositary Receipt.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep-21	155,868,409	$155,868	$—	@	$944	$(944)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	212,955,750	212,956	88		1,137	(1,049)
BNP Paribas	USD/CNH	CNH	7.64	Nov-21	178,151,986	178,152	18		967	(949)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	207,385,996	207,386	164		1,030	(866)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul-21	175,450,794	175,451	—	@	931	(931)
							$270		$5,009	$(4,739)

@  Value is less than $500.

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.6%
Information Technology Services	25.0
Software	19.4
Interactive Media & Services	15.5
Entertainment	7.8
Internet & Direct Marketing Retail	5.7
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open PIPE contract with total unrealized depreciation of approximately $377,000.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Growth Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $656,542)	$1,143,430
Investment in Security of Affiliated Issuer, at Value (Cost $29,980)	29,980
Total Investments in Securities, at Value (Cost $686,522)	1,173,410
Foreign Currency, at Value (Cost $1)	1
Receivable for Investments Sold	1,392
Receivable for Fund Shares Sold	1,053
Dividends Receivable	4
Receivable from Affiliate	—	@
Other Assets	52
Total Assets	1,175,912
Liabilities:
Payable for Advisory Fees	880
Payable for Fund Shares Redeemed	651
Due to Broker	561
Payable for Servicing Fees	368
Payable for Distribution Fees — Class II Shares	78
Payable for Administration Fees	73
Payable for Professional Fees	38
Payable for Custodian Fees	12
Payable for Directors' Fees and Expenses	10
Payable for Organization Costs for Subsidiary	4
Payable for Transfer Agency Fees	2
Unrealized Depreciation on Derivative Contract — PIPE	377
Other Liabilities	45
Total Liabilities	3,099
NET ASSETS	$1,172,813
Net Assets Consist of:
Paid-in-Capital	$247,177
Total Distributable Earnings	925,636
Net Assets	$1,172,813
CLASS I:
Net Assets	$773,106
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,781,803 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$79.04
CLASS II:
Net Assets	$399,707
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,464,368 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$73.15

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Growth Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$259
Dividends from Security of Affiliated Issuer (Note H)	2
Income from Securities Loaned — Net	2
Total Investment Income	263
Expenses:
Advisory Fees (Note B)	2,742
Servicing Fees (Note D)	752
Distribution Fees — Class II Shares (Note E)	469
Administration Fees (Note C)	444
Professional Fees	66
Custodian Fees (Note G)	18
Shareholder Reporting Fees	14
Transfer Agency Fees (Note F)	6
Directors' Fees and Expenses	6
Organization Costs for Subsidiary	4
Pricing Fees	2
Other Expenses	15
Total Expenses	4,538
Waiver of Advisory Fees (Note B)	(910)
Rebate from Morgan Stanley Affiliate (Note H)	(12)
Net Expenses	3,616
Net Investment Loss	(3,353)
Realized Gain (Loss):
Investments Sold	165,091
Foreign Currency Translation	(1)
Net Realized Gain	165,090
Change in Unrealized Appreciation (Depreciation):
Investments	(27,702)
Foreign Currency Translation	— @
Derivative Contract — PIPE	(377)
Net Change in Unrealized Appreciation (Depreciation)	(28,079)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	137,011
Net Increase in Net Assets Resulting from Operations	$133,658

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Growth Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(3,353)	$(5,363)
Net Realized Gain	165,090	289,160
Net Change in Unrealized Appreciation (Depreciation)	(28,079)	368,104
Net Increase in Net Assets Resulting from Operations	133,658	651,901
Dividends and Distributions to Shareholders:
Class I	—	(56,486)
Class II	—	(33,542)
Total Dividends and Distributions to Shareholders	—	(90,028)
Capital Share Transactions:(1)
Class I:
Subscribed	24,246	19,685
Distributions Reinvested	—	56,486
Redeemed	(75,362)	(89,600)
Class II:
Subscribed	44,055	78,680
Distributions Reinvested	—	33,542
Redeemed	(79,519)	(135,411)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(86,580)	(36,618)
Total Increase in Net Assets	47,078	525,255
Net Assets:
Beginning of Period	1,125,735	600,480
End of Period	$1,172,813	$1,125,735
(1) Capital Share Transactions:
Class I:
Shares Subscribed	332	388
Shares Issued on Distributions Reinvested	—	1,087
Shares Redeemed	(1,045)	(1,783)
Net Decrease in Class I Shares Outstanding	(713)	(308)
Class II:
Shares Subscribed	664	1,646
Shares Issued on Distributions Reinvested	—	696
Shares Redeemed	(1,170)	(2,753)
Net Decrease in Class II Shares Outstanding	(506)	(411)

*  Not consolidated.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Consolidated Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$70.24		$35.80		$28.62		$32.38		$24.65		$29.93
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.19)		(0.28)		(0.14)		(0.14)		(0.13)		(0.03)
Net Realized and Unrealized Gain (Loss)	8.99		40.32		9.23		3.34		10.44		(0.57)
Total from Investment Operations	8.80		40.04		9.09		3.20		10.31		(0.60)
Distributions from and/or in Excess of:
Net Realized Gain	—		(5.60)		(1.91)		(6.96)		(2.58)		(4.68)
Net Asset Value, End of Period	$79.04		$70.24		$35.80		$28.62		$32.38		$24.65
Total Return(4)	12.53	%(8)	117.31%		31.81%		7.54%		43.15%		(1.64)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$773,106		$737,155		$386,720		$126,941		$133,745		$104,504
Ratio of Expenses Before Expense Limitation	0.73	%(9)	0.74%		0.78%		N/A		0.81%		0.79%
Ratio of Expenses After Expense Limitation	0.57	%(5)(9)	0.56	%(5)	0.61	%(5)(6)	0.79	%(5)	0.79	%(5)	0.76	%(5)
Ratio of Net Investment Loss	(0.52	)%(5)(9)	(0.55	)%(5)	(0.41	)%(5)	(0.39	)%(5)	(0.43	)%(5)	(0.11	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.00	%(7)	0.01%		0.00	%(7)
Portfolio Turnover Rate	34	%(8)	55%		95%		56%		54%		39%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Loss would have been 0.03% lower had the custodian not reimbursed the Fund.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 29, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.57% for Class I shares. Prior to April 29, 2019, the maximum ratio was 0.80% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Consolidated Financial Highlights

Growth Portfolio

	Class II
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020(1)		2019(1)		2018(1)		2017(1)		2016(1)(2)
Net Asset Value, Beginning of Period	$65.09		$33.51		$26.95		$30.89		$23.66		$29.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.26)		(0.38)		(0.21)		(0.21)		(0.19)		(0.09)
Net Realized and Unrealized Gain (Loss)	8.32		37.56		8.68		3.23		10.00		(0.57)
Total from Investment Operations	8.06		37.18		8.47		3.02		9.81		(0.66)
Distributions from and/or in Excess of:
Net Realized Gain	—		(5.60)		(1.91)		(6.96)		(2.58)		(4.68)
Net Asset Value, End of Period	$73.15		$65.09		$33.51		$26.95		$30.89		$23.66
Total Return(4)	12.40	%(8)	116.76%		31.47%		7.30%		42.82%		(1.92)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$399,707		$388,580		$213,760		$139,300		$124,268		$80,081
Ratio of Expenses Before Expense Limitation	0.98	%(9)	0.99%		1.03%		N/A		1.06%		1.04%
Ratio of Expenses After Expense Limitation	0.82	%(5)(9)	0.81	%(5)	0.86	%(5)(6)	1.04	%(5)	1.04	%(5)	1.01	%(5)
Ratio of Net Investment Loss	(0.77	)%(5)(9)	(0.80	)%(5)	(0.66	)%(5)	(0.64	)%(5)	(0.68	)%(5)	(0.36	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.00	%(7)	0.01%		0.00	%(7)
Portfolio Turnover Rate	34	%(8)	55%		95%		56%		54%		39%

(1)  Not consolidated.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Loss would have been 0.03% lower had the custodian not reimbursed the Fund.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 29, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class II shares. Prior to April 29, 2019, the maximum ratio was 1.05% for Class II shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. Effective May 21, 2021, the Fund suspended offering of Class I and Class II shares to new investors.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Growth Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Subsidiary represented approximately $4,849,000 or approximately 0.41% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of

Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$25,426	$—	$—	$25,426
Entertainment	91,213	—	—	91,213
Health Care Equipment & Supplies	36,625	—	—	36,625
Health Care Providers & Services	8,542	—	—	8,542
Health Care Technology	44,345	13,030	—	57,375
Hotels, Restaurants & Leisure	5,900	—	—	5,900
Information Technology Services	292,941	—	—	292,941
Interactive Media & Services	181,807	—	—	181,807
Internet & Direct Marketing Retail	67,407	—	—	67,407
Life Sciences Tools & Services	23,760	—	—	23,760
Metals & Mining	3,120	—	—	3,120
Pharmaceuticals	24,152	—	—	24,152
Road & Rail	28,764	—	—	28,764
Semiconductors & Semiconductor Equipment	31,157	—	—	31,157
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (Cont'd)
Software	$226,834	$—	$—		$226,834
Specialty Retail	33,561	—	—		33,561
Total Common Stocks	1,125,554	13,030	—		1,138,584
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Software	—	—	643		643
Total Preferred Stocks	—	—	643	†	643	†
Investment Company	3,933	—	—		3,933
Call Options Purchased	—	270	—		270
Short-Term Investment
Investment Company	29,980	—	—		29,980
Total Assets	1,159,467	13,300	643	†	1,173,410	†
Liabilities:
Derivative Contract — PIPE	—	—	(377)		(377)
Total	$1,159,467	$13,300	$266	†	$1,173,033	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)		Derivative Contract — PIPE (000)
Beginning Balance	$1,982		$439	†	$—
Purchases	—		—		—
Sales	—		—		—
PIPE transactions	—		—		(377)
Amortization of discount	—		—		—
Transfers in	—		—		—
Transfers out	(1,982	)††	—		—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		204		—
Realized gains (losses)	—		—		—
Ending Balance	$—		$643	†	$(377)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$—		$204		$(377)

†  Includes a security valued at zero.

††  A security transferred out of level 3 due to an Initial Public Offering.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2021.

	Fair Value at June 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$643	Discounted Cash Flow	Weighted Average Cost of Capital	12.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	10.0	x	Increase
			Discount for Lack of Marketability	8.0%		Decrease
PIPE	$(377)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.
Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for premiums paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2021, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$270 (a)
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	$(377)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,376	)(b)

(b)  Amounts are included in Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,277	)(c)
Equity Risk	Derivative Contract — PIPE	(377)
Total		$(1,654)

(c)  Amounts are included in Investments in the Consolidated Statement of Operations.

At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets (000)		Liabilities (000)
Purchased Options	$270	(a)(d)	$—
Derivative Contract — PIPE	—		(377	)(e)
Total	$270		$(377)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(e)  Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received(f) (000)	Net Amount (not less than $0) (000)
BNP Paribas	$106		$—	$(106)	$0
Goldman Sachs International	164		—	(164)	0
Royal Bank of Scotland	—	@	—	(— @)	0
Total	$270		$—	$(270)	$0

@  Value is less than $500.

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(f)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	941,387,000
Derivative Contract — PIPE:
Average monthly notional amount	$2,627,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

As of June 30, 2021 there were no securities out on loan.

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.33% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57% for Class I shares and 0.82% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $910,000 of advisory fees were waived pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the an-

nual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

than long-term U.S. Government securities and short-term investments were approximately $361,935,000 and $394,072,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $12,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$72,673	$252,093	$294,786	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$29,980

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$13,028	$77,000	$—	$33,200

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$34,650	$250,363

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 66.3%.

L. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCGSAN
3687198 EXP 08.31.22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

U.S. Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	16
Liquidity Risk Management Program	18
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Expense Example

U.S. Real Estate Portfolio

As a shareholder of the U.S. Real Estate Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$1,209.60	$1,020.73	$4.49	$4.11	0.82%
U.S. Real Estate Portfolio Class II	1,000.00	1,208.50	1,019.49	5.86	5.36	1.07

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.9%)
Apartments (11.5%)
American Campus Communities, Inc. REIT	203,112	$9,489
AvalonBay Communities, Inc. REIT	79,388	16,568
UDR, Inc. REIT	377,158	18,473
		44,530
Data Centers (10.9%)
CyrusOne, Inc. REIT	67,442	4,823
Equinix, Inc. REIT	43,479	34,896
GDS Holdings Ltd. ADR (China) (a)	33,505	2,630
		42,349
Diversified (1.0%)
JBG SMITH Properties REIT	117,038	3,688
Free Standing (3.3%)
Agree Realty Corp. REIT	70,691	4,983
NETSTREIT Corp. REIT	334,992	7,725
		12,708
Health Care (18.5%)
Healthcare Trust of America, Inc., Class A REIT	211,392	5,644
Healthpeak Properties, Inc. REIT	613,773	20,433
Medical Properties Trust, Inc. REIT	283,242	5,693
Ventas, Inc. REIT	186,801	10,666
Welltower, Inc. REIT	352,811	29,319
		71,755
Industrial (9.8%)
Prologis, Inc. REIT	318,680	38,092
Lodging/Resorts (4.2%)
Boyd Gaming Corp. (a)	63,376	3,897
Caesars Entertainment, Inc. (a)	27,462	2,849
Host Hotels & Resorts, Inc. REIT (a)	387,622	6,625
RLJ Lodging Trust REIT	182,465	2,779
		16,150
Manufactured Homes (2.0%)
Equity Lifestyle Properties, Inc. REIT	103,498	7,691
Office (7.2%)
Alexandria Real Estate Equities, Inc. REIT	64,659	11,764
Columbia Property Trust, Inc. REIT	210,602	3,662
Empire State Realty Trust, Inc., Class A REIT	480,216	5,763
Kilroy Realty Corp. REIT	97,246	6,772
		27,961
Regional Malls (4.6%)
Simon Property Group, Inc. REIT	135,884	17,730
Self Storage (10.2%)
Life Storage, Inc. REIT	58,183	6,246
Public Storage REIT	109,997	33,075
		39,321
Shopping Centers (8.8%)
Brixmor Property Group, Inc. REIT	382,742	8,761
Kimco Realty Corp. REIT	184,742	3,852
Retail Properties of America, Inc., Class A REIT	447,443	5,123
RPT Realty REIT	534,923	6,943
Weingarten Realty Investors REIT	293,017	9,397
		34,076
	Shares	Value (000)
Single Family Homes (3.0%)
Invitation Homes, Inc. REIT	314,924	$11,743
Specialty (4.9%)
Lamar Advertising Co., Class A	48,246	5,038
VICI Properties, Inc. REIT	448,024	13,898
		18,936
Total Common Stocks (Cost $302,630)		386,730
Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $8,375)	8,375,129	8,375
Total Investments (102.1%) (Cost $311,005) (b)		395,105
Liabilities in Excess of Other Assets (–2.1%)		(7,961)
Net Assets (100.0%)		$387,144

(a)  Non-income producing security.

(b)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $85,447,000 and the aggregate gross unrealized depreciation is approximately $1,347,000, resulting in net unrealized appreciation of approximately $84,100,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.6%
Health Care	18.2
Apartments	11.3
Data Centers	10.7
Self Storage	9.9
Industrial	9.6
Shopping Centers	8.6
Office	7.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $302,630)	$386,730
Investment in Security of Affiliated Issuer, at Value (Cost $8,375)	8,375
Total Investments in Securities, at Value (Cost $311,005)	395,105
Foreign Currency, at Value (Cost $21)	22
Receivable for Investments Sold	3,442
Dividends Receivable	818
Receivable for Fund Shares Sold	112
Receivable from Affiliate	—	@
Other Assets	41
Total Assets	399,540
Liabilities:
Payable for Investments Purchased	9,085
Payable for Fund Shares Redeemed	2,489
Payable for Advisory Fees	513
Payable for Servicing Fees	146
Payable for Distribution Fees — Class II Shares	44
Payable for Professional Fees	36
Payable for Administration Fees	26
Payable for Custodian Fees	7
Payable for Transfer Agency Fees	3
Other Liabilities	47
Total Liabilities	12,396
NET ASSETS	$387,144
Net Assets Consist of:
Paid-in-Capital	$274,183
Total Distributable Earnings	112,961
Net Assets	$387,144
CLASS I:
Net Assets	$178,133
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,596,987 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$20.72
CLASS II:
Net Assets	$209,011
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,157,080 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$20.58

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$5,219
Dividends from Security of Affiliated Issuer (Note H)	—	@
Income from Securities Loaned — Net	—	@
Total Investment Income	5,219
Expenses:
Advisory Fees (Note B)	1,286
Servicing Fees (Note D)	269
Distribution Fees — Class II Shares (Note E)	247
Administration Fees (Note C)	147
Professional Fees	59
Shareholder Reporting Fees	13
Custodian Fees (Note G)	8
Transfer Agency Fees (Note F)	7
Directors' Fees and Expenses	4
Pricing Fees	2
Other Expenses	6
Total Expenses	2,048
Waiver of Advisory Fees (Note B)	(295)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	1,752
Net Investment Income	3,467
Realized Gain:
Investments Sold	61,164
Foreign Currency Translation	2
Net Realized Gain	61,166
Change in Unrealized Appreciation (Depreciation):
Investments	5,751
Foreign Currency Translation	—	@
Net Change in Unrealized Appreciation (Depreciation)	5,751
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	66,917
Net Increase in Net Assets Resulting from Operations	$70,384

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2021 (unaudited) (000)	Year Ended December 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,467	$6,687
Net Realized Gain (Loss)	61,166	(36,828)
Net Change in Unrealized Appreciation (Depreciation)	5,751	(37,337)
Net Increase (Decrease) in Net Assets Resulting from Operations	70,384	(67,478)
Dividends and Distributions to Shareholders:
Class I	—	(9,097)
Class II	—	(9,892)
Total Dividends and Distributions to Shareholders	—	(18,989)
Capital Share Transactions:(1)
Class I:
Subscribed	4,180	28,573
Distributions Reinvested	—	9,097
Redeemed	(27,868)	(28,557)
Class II:
Subscribed	5,116	28,140
Distributions Reinvested	—	9,892
Redeemed	(24,513)	(29,553)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(43,085)	17,592
Total Increase (Decrease) in Net Assets	27,299	(68,875)
Net Assets:
Beginning of Period	359,845	428,720
End of Period	$387,144	$359,845
(1) Capital Share Transactions:
Class I:
Shares Subscribed	226	1,848
Shares Issued on Distributions Reinvested	—	616
Shares Redeemed	(1,513)	(1,728)
Net Increase (Decrease) in Class I Shares Outstanding	(1,287)	736
Class II:
Shares Subscribed	275	1,846
Shares Issued on Distributions Reinvested	—	673
Shares Redeemed	(1,306)	(1,795)
Net Increase (Decrease) in Class II Shares Outstanding	(1,031)	724

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$17.13		$21.93		$19.52		$21.72		$21.39		$20.28
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.19		0.35		0.51		0.51		0.45		0.35
Net Realized and Unrealized Gain (Loss)	3.40		(4.20)		3.15		(2.13)		0.20		1.04
Total from Investment Operations	3.59		(3.85)		3.66		(1.62)		0.65		1.39
Distributions from and/or in Excess of:
Net Investment Income	—		(0.48)		(0.42)		(0.58)		(0.32)		(0.28)
Net Realized Gain	—		(0.47)		(0.83)		—		—		—
Total Distributions	—		(0.95)		(1.25)		(0.58)		(0.32)		(0.28)
Net Asset Value, End of Period	$20.72		$17.13		$21.93		$19.52		$21.72		$21.39
Total Return(3)	20.96	%(9)	(16.85)%		18.94%		(7.71)%		3.11%		6.81%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$178,133		$169,291		$200,635		$185,191		$228,487		$251,517
Ratio of Expenses Before Expense Limitation	0.98	%(10)	0.99%		0.97%		1.03%		1.07%		1.06%
Ratio of Expenses After Expense Limitation	0.82	%(4)(10)	0.82	%(4)	0.82	%(4)	0.86	%(4)(5)	0.92	%(4)(6)	0.97	%(4)(7)
Ratio of Net Investment Income	2.02	%(4)(10)	2.07	%(4)	2.36	%(4)	2.47	%(4)	2.13	%(4)	1.66	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	77	%(9)	50%		20%		40%		44%		21%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class I shares. Prior to July 1, 2018, the maximum ratio was 0.90% for Class I shares.

(6)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to July 1, 2017, the maximum ratio was 0.95% for Class I shares.

(7)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class I shares. Prior to July 1, 2016, the maximum ratio was 1.00% for Class I shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2021		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$17.03		$21.80		$19.40		$21.59		$21.26		$20.16
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.30		0.45		0.46		0.40		0.29
Net Realized and Unrealized Gain (Loss)	3.39		(4.17)		3.14		(2.13)		0.20		1.04
Total from Investment Operations	3.55		(3.87)		3.59		(1.67)		0.60		1.33
Distributions from and/or in Excess of:
Net Investment Income	—		(0.43)		(0.36)		(0.52)		(0.27)		(0.23)
Net Realized Gain	—		(0.47)		(0.83)		—		—		—
Total Distributions	—		(0.90)		(1.19)		(0.52)		(0.27)		(0.23)
Net Asset Value, End of Period	$20.58		$17.03		$21.80		$19.40		$21.59		$21.26
Total Return(3)	20.85	%(9)	(17.10)%		18.68%		(7.97)%		2.87%		6.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$209,011		$190,555		$228,085		$218,290		$283,481		$298,254
Ratio of Expenses Before Expense Limitation	1.23	%(10)	1.24%		1.22%		1.28%		1.32%		1.31%
Ratio of Expenses After Expense Limitation	1.07	%(4)(10)	1.07	%(4)	1.07	%(4)	1.11	%(4)(5)	1.17	%(4)(6)	1.22	%(4)(7)
Ratio of Net Investment Income	1.77	%(4)(10)	1.82	%(4)	2.11	%(4)	2.22	%(4)	1.88	%(4)	1.41	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	77	%(9)	50%		20%		40%		44%		21%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.07% for Class II shares. Prior to July 1, 2018, the maximum ratio was 1.15% for Class II shares.

(6)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class II shares. Prior to July 1, 2017, the maximum ratio was 1.20% for Class II shares.

(7)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class II shares. Prior to July 1, 2016, the maximum ratio was 1.25% for Class II shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the

Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$44,530	$—	$—	$44,530
Data Centers	42,349	—	—	42,349
Diversified	3,688	—	—	3,688
Free Standing	12,708	—	—	12,708
Health Care	71,755	—	—	71,755
Industrial	38,092	—	—	38,092
Lodging/Resorts	16,150	—	—	16,150
Manufactured Homes	7,691	—	—	7,691
Office	27,961	—	—	27,961
Regional Malls	17,730	—	—	17,730
Self Storage	39,321	—	—	39,321
Shopping Centers	34,076	—	—	34,076
Single Family Homes	11,743	—	—	11,743
Specialty	18,936	—	—	18,936
Total Common Stocks	386,730	—	—	386,730
Short-Term Investment
Investment Company	8,375	—	—	8,375
Total Assets	$395,105	$—	$—	$395,105

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2021, the Fund did not have any outstanding securities on loan.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.70%	0.65%	0.60%

For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.54% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.82% for Class I shares and 1.07% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, approximately $295,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $281,533,000 and $312,701,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

Affiliated Investment Company	Value December 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$5,321	$79,703	$76,649	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2021 (000)
Liquidity Funds	$—	$—	$8,375

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent

Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$9,512	$9,477	$8,744	$14,986

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to an adjustment to prior period equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2020:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$2	$(2)

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$7,684	$—

At December 31, 2020, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $2,162,000 and $33,996,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 63.4%.

L. Market Risk: Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2021 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFREISAN
3687181 EXP 08.31.22

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Insurance Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 18, 2021

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 18, 2021